UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108
                                                      --------

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.4%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
General Motors Corp. 1                                                                                   212,000    $     6,495,680
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Chipotle Mexican Grill, Inc., Cl. B 2                                                                      7,419            425,851
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                         176,000          7,928,800
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                                                                      142,700          8,242,352
                                                                                                                    ---------------
                                                                                                                         16,597,003
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
IAC/InterActiveCorp 1,2                                                                                   49,600          1,870,416
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive, Series A 1,2                                                    117,000          2,786,940
                                                                                                                    ---------------
                                                                                                                          4,657,356
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Mattel, Inc.                                                                                              18,600            512,802
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.8%
CBS Corp., Cl. B 1                                                                                       203,600          6,228,124
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                                       303,700         10,641,648
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                                                                              198,200          4,572,474
------------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1,2                                                                 109,400          4,751,242
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                         55,600          3,129,724
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                                                                        38,500          1,267,805
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 2                                                           77,700          8,592,843
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                              48,600          3,055,968
------------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                                  466,500         10,785,480
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc. 1                                                                                     99,000         10,135,620
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                        614,600         12,119,912
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                                                                    202,373          8,319,554
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                    671,700         23,126,631
                                                                                                                    ---------------
                                                                                                                        106,727,025
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.9%
Federated Department Stores, Inc.                                                                        291,700         13,141,085
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                      107,000          8,791,120
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1,2                                                                                         176,800         13,544,648
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                          211,100         11,175,634
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 2                                                                                    53,800          9,692,608
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                             116,000          6,874,160
                                                                                                                    ---------------
                                                                                                                         63,219,255
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Best Buy Co., Inc.                                                                                       181,100          8,823,192
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                                          297,800          5,125,138
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                         419,900         15,427,126
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                        212,600          6,694,774
------------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                                     277,500          7,481,400
                                                                                                                    ---------------
                                                                                                                         43,551,630
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1,2                                                                                          176,000          8,808,800


                       1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Coca-Cola Co. (The)                                                                                      332,200    $    15,945,600
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                            284,850         18,105,066
                                                                                                                    ---------------
                                                                                                                         34,050,666
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp. 1                                                                                  83,700          4,506,408
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp. 1                                                                                              392,450         13,398,243
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                                         375,700         10,613,525
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                            238,500          8,738,640
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                    223,000         10,469,850
                                                                                                                    ---------------
                                                                                                                         47,726,666
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Campbell Soup Co.                                                                                         75,800          2,952,410
------------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                                      246,700          6,145,297
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                       78,600          4,576,092
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                         102,100          4,810,952
------------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                               58,600          3,013,798
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                                                                                61,000          1,931,260
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                           178,600          3,021,912
                                                                                                                    ---------------
                                                                                                                         26,451,721
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The)                                                                               351,915         22,226,951
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Avon Products, Inc.                                                                                       12,600            469,476
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.0%
Altria Group, Inc.                                                                                       458,800         40,287,228
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc. 1                                                                                 56,000          3,494,960
                                                                                                                    ---------------
                                                                                                                         43,782,188
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--11.5%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Halliburton Co. 1                                                                                        210,500          6,681,270
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                        174,200         12,037,220
                                                                                                                    ---------------
                                                                                                                         18,718,490
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.7%
Anadarko Petroleum Corp.                                                                                 161,700          6,949,866
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                             114,000          8,059,800
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                            618,826         45,768,371
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                           331,283         22,643,193
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                        77,000          5,329,940
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                      1,323,716         99,874,372
------------------------------------------------------------------------------------------------------------------------------------
Hess Corp. 1                                                                                             107,200          5,946,384
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp. 1                                                                                     150,400         14,864,032
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                               261,800         12,909,358
------------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                                                                        103,700          1,796,449
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                      162,900         10,505,421
                                                                                                                    ---------------
                                                                                                                        234,647,186


                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.6%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Ameriprise Financial, Inc.                                                                               161,600    $     9,233,824
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                         207,100          8,397,905
------------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc. 1                                                                                         11,500          1,797,565
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                           76,200         15,745,206
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. 1                                                                          93,400          6,544,538
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                246,400         20,123,488
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                           217,600         17,138,176
                                                                                                                    ---------------
                                                                                                                         78,980,702
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
BB&T Corp.                                                                                                20,400            836,808
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp 1                                                                                     82,300          3,184,187
------------------------------------------------------------------------------------------------------------------------------------
National City Corp. 1                                                                                    134,800          5,021,300
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                        25,700          1,849,629
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc. 1                                                                                    66,600          5,530,464
------------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                             355,570         12,434,283
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                           373,093         20,538,770
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                        746,900         25,715,767
                                                                                                                    ---------------
                                                                                                                         75,111,208
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.1%
Bank of America Corp.                                                                                    918,909         46,882,737
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc. 1                                                                                         22,700          1,201,284
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                          968,488         49,722,174
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                     730,844         35,358,233
                                                                                                                    ---------------
                                                                                                                        133,164,428
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                                                                  31,000          1,768,860
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                           229,200         13,765,752
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                       431,140         28,981,231
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                              111,600          5,766,372
------------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 2                                                                                     28,100          1,210,829
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                          123,800          4,325,572
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                    36,559          2,478,335
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                              168,500          7,654,955
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                             90,700          5,727,705
------------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                                    153,100          9,166,097
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                                         34,300            748,426
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc. 1                                                                              63,700          5,749,562
------------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                               239,000         12,373,030
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                    34,700          2,427,612
                                                                                                                    ---------------
                                                                                                                        102,144,338
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide Financial Corp.                                                                              208,900          7,027,396
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                               210,100         11,467,258
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                              203,900         12,130,011
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                  284,100         11,471,958
                                                                                                                    ---------------
                                                                                                                         42,096,623


                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.4%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc. 2                                                                                            181,100    $    10,119,868
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                                                                      128,600          5,707,268
                                                                                                                    ---------------
                                                                                                                         15,827,136
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Medtronic, Inc.                                                                                          134,200          6,583,852
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 2                                                                                  107,500          9,181,575
                                                                                                                    ---------------
                                                                                                                         15,765,427
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
Aetna, Inc.                                                                                              292,300         12,799,817
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                   14,300            754,325
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                               58,000          8,274,280
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                           176,000         10,303,040
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                                                           110,000          7,978,300
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                 549,848         29,125,449
------------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                                                        311,912         25,296,063
                                                                                                                    ---------------
                                                                                                                         94,531,274
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Thermo Fisher Scientific, Inc. 1,2                                                                       115,800          5,413,650
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                                                                      143,400          8,001,720
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                                 200,700          5,571,432
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                           82,500          4,431,075
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                                                                              229,600         11,810,624
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                        600,906         36,210,596
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                        583,200         25,759,944
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                           1,774,700         44,828,922
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                                    169,500          4,323,945
                                                                                                                    ---------------
                                                                                                                        140,938,258
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Boeing Co.                                                                                               100,600          8,944,346
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                   148,100         11,314,840
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                            273,800         12,611,228
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                    154,100         14,950,782
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                   173,000         12,840,060
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                             249,800         13,104,508
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                140,300          9,119,500
                                                                                                                    ---------------
                                                                                                                         82,885,264
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc., Cl. B                                                                        89,000          6,238,900
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp. 1                                                                                             93,400          2,559,160
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
Harland (John H.) Co.                                                                                      4,400            225,412
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                                                                                    99,100          7,574,213


                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                   1,510,700    $    53,418,352
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                  502,600         15,857,030
                                                                                                                    ---------------
                                                                                                                         76,849,595
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Caterpillar, Inc.                                                                                         77,200          5,174,716
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corp. 1                                                                                          102,200          7,302,190
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                               95,300          7,963,268
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc. 1                                                                                9,700            500,520
------------------------------------------------------------------------------------------------------------------------------------
Paccar, Inc. 1                                                                                            42,900          3,148,860
                                                                                                                    ---------------
                                                                                                                         24,089,554
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Laidlaw International, Inc.                                                                               10,900            377,140
------------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                                                         3,700            115,292
                                                                                                                    ---------------
                                                                                                                            492,432
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
Cisco Systems, Inc. 1,2                                                                                1,444,900         36,888,297
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                         1,189,700         21,021,999
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc. 1                                                                                         327,400         13,966,884
                                                                                                                    ---------------
                                                                                                                         71,877,180
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc. 2                                                                                            126,200         11,725,242
------------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 2                                                                                             688,000         15,968,480
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 2                                                                                              670,900          9,291,965
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                      825,100         33,119,514
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                    475,300         44,801,778
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 2                                                                                 68,900          2,516,228
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 2                                                                                 548,900          3,298,889
                                                                                                                    ---------------
                                                                                                                        120,722,096
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. 1,2                                                                           251,000          8,456,190
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc., Cl. A 1,2                                                                                   43,400         19,884,144
------------------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                                     13,900            195,017
                                                                                                                    ---------------
                                                                                                                         20,079,161
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.1%
Automatic Data Processing, Inc.                                                                          124,600          6,030,640
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                            341,900          9,463,792
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp. 1                                                                                       475,200         12,782,880
------------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 1                                                                                 44,000          4,674,560
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc. 1                                                                                          170,200          6,445,474
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                      20,300            664,825
------------------------------------------------------------------------------------------------------------------------------------
Western Union Co.                                                                                        272,000          5,970,400
                                                                                                                    ---------------
                                                                                                                         46,032,571


                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 2                                                                                            675,400    $    11,407,506
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Agere Systems, Inc. 1,2                                                                                   20,300            459,186
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                     225,600          7,780,944
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                  533,300          9,770,056
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                              762,100         14,578,973
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                                                         39,000          2,362,620
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc. 1                                                                                308,600          9,288,860
                                                                                                                    ---------------
                                                                                                                         44,240,639
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.6%
CA, Inc. 1                                                                                               224,300          5,811,613
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 2                                                                                13,600            704,888
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1,2                                                                                         121,100          3,313,296
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                        2,246,400         62,607,168
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 2                                                                                         1,002,000         18,166,260
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 2                                                                                         676,100         11,696,530
                                                                                                                    ---------------
                                                                                                                        102,299,755
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.6%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products & Chemicals, Inc. 1                                                                          27,800          2,056,088
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The) 1                                                                                 149,800          6,869,828
------------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                             90,000          4,448,700
------------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 1                                                                                            800             32,536
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                      24,900          1,750,719
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                           97,600          5,047,872
                                                                                                                    ---------------
                                                                                                                         20,205,743
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                                                                      14,200          1,654,016
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1                                                            165,767         10,972,118
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                              192,500         12,537,525
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 1                                                                                  101,100          7,244,826
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                  6,900            684,273
                                                                                                                    ---------------
                                                                                                                         31,438,742
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
International Paper Co.                                                                                   73,500          2,675,400
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
AT&T, Inc.                                                                                               967,628         38,153,572
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                                             714,200          6,420,658
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                             661,756         25,093,788
                                                                                                                    ---------------
                                                                                                                         69,668,018
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alltel Corp. 1                                                                                           122,900          7,619,800


                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Sprint Nextel Corp.                                                                                      947,623    $    17,966,932
                                                                                                                    ---------------
                                                                                                                         25,586,732
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
American Electric Power Co., Inc.                                                                         91,900          4,480,125
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp. 1                                                                                      410,200          8,322,958
------------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc. 1                                                                             129,400          6,357,422
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                         14,800            980,352
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                     34,600          1,745,224
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 2,3                                                    32,000              9,920
                                                                                                                    ---------------
                                                                                                                         21,896,001
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                                                                          34,900          3,034,555
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
PG&E Corp. 1                                                                                             180,500          8,712,735
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                             35,600          2,171,953
                                                                                                                    ---------------
                                                                                                                         10,884,688
                                                                                                                    ---------------
Total Common Stocks (Cost $1,842,653,678)                                                                             2,188,115,249

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 2 (Cost $0)                                         6,000                 12

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 2                                                                    31,900              5,423
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 2                                                            4,837                460
                                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                                             5,883

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.7%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 4,5
(Cost $16,104,751)                                                                                    16,104,751         16,104,751
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $1,858,758,429)                                                                              2,204,225,895
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--6.2% 6
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.38%, 4/25/07                   $         908,082            908,082
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 4/25/07                          313,722            313,722
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 5.39%, 4/25/07                          1,111,541          1,111,541
------------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 4/25/07                                        1,109,499          1,109,499
                                                                                                                    ---------------
                                                                                                                          3,442,844


                       7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.2%
Kommunalkredit International Bank, 5.35%, 4/16/07                                              $       4,934,063    $     4,934,063
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.5%
Undivided interest of 2.18% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $76,506,441 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                                    76,471,662         76,471,662
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--2.2%
American Express Credit Corp., 5.33%, 4/16/07                                                          2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
ANZ National (Int'l) Ltd., 5.37%, 4/2/07                                                               3,997,897          3,997,897
------------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.40%, 6/7/07                                                                             5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal, 5.41%, 5/1/07                                                           4,500,000          4,500,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.39%, 4/2/07                                                                            1,498,929          1,498,929
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 4/10/07                                                                     3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, 5.41%, 3/16/07                                                                  4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 4/2/07                                                                       3,000,180          3,000,180
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 4/30/07                                                                3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.31%, 4/23/07                                                       3,500,000          3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.35%, 6/15/07                                                               4,004,734          4,004,734
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 4/2/07                                                                     1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 4/2/07                                                                     4,499,095          4,499,095
                                                                                                                    ---------------
                                                                                                                         48,000,835

------------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 5.37%, 4/2/07                                                           2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 4/2/07                                                           1,999,806          1,999,806
                                                                                                                    ---------------
                                                                                                                          3,999,806

                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $136,849,210)                             136,849,210

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,995,607,639)                                                          106.3%     2,341,075,105
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (6.3)      (138,852,035)

                                                                                               ------------------------------------
NET ASSETS                                                                                                 100.0%   $  2,202,223,070
                                                                                               ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $9,920, which represents less than 0.01% of the Fund's net assets. See accompanying Notes.

4. Rate shown is the 7-day yield as of March 31, 2007.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                       8 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                       SHARES        GROSS         GROSS           SHARES
                                                            DECEMBER 31, 2006    ADDITIONS    REDUCTIONS   MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%          12,793,527   99,396,700    96,085,476       16,104,751

                                                                                                                 DIVIDEND
                                                                                                   VALUE           INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                   $ 16,104,751   $      175,001

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                       9 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $133,940,427, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $136,849,210 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      10 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities    $   2,013,979,907
                                  ==================

Gross unrealized appreciation     $     340,036,867
Gross unrealized depreciation           (12,941,669)
                                  ------------------
Net unrealized appreciation       $     327,095,198
                                  ==================


                      11 | OPPENHEIMER MAIN STREET FUND/VA



Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.2%
--------------------------------------------------------------------------------
Abbey National Treasury Services, 5.31%, 4/27/07    $ 1,800,000    $  1,800,000
--------------------------------------------------------------------------------
Bank of Montreal Chicago, 5.28%, 5/24/07              2,000,000       1,999,985
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
5.30%, 6/29/07                                        1,500,000       1,500,000
5.32%, 4/9/07                                         2,500,000       2,500,000
--------------------------------------------------------------------------------
Citibank NA, 5.31%, 5/11/07                           2,000,000       2,000,000
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.29%, 4/18/07           2,000,000       2,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York, 5.27%, 4/4/07          2,000,000       2,000,000
--------------------------------------------------------------------------------
Rabobank Nederland NV, 5.27%, 4/4/07                  2,000,000       2,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.32%, 4/30/07              2,000,000       2,000,008
--------------------------------------------------------------------------------
Washington Mutual Bank FA:
5.29%, 4/16/07                                        2,000,000       2,000,000
5.32%, 4/16/07                                        2,000,000       2,000,000
                                                                   -------------
Total Certificates of Deposit (Cost $21,799,993)                     21,799,993

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--17.8%
--------------------------------------------------------------------------------
Abbey National plc, 5.24%, 6/1/07                     2,000,000       1,982,259
--------------------------------------------------------------------------------
Barclays Bank plc, New York, 5.32%, 4/23/07           2,000,000       2,000,000
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.26%, 5/9/07            1,500,000       1,491,672
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.24%, 4/25/07 1                                      2,000,000       1,993,013
5.26%, 4/5/07 1                                       2,300,000       2,298,656
--------------------------------------------------------------------------------
HBOS Treasury Services, 5.25%, 5/2/07                 2,525,000       2,513,585
--------------------------------------------------------------------------------
HSBC USA, Inc. NA, 5.25%, 4/3/07                      2,000,000       1,999,417
--------------------------------------------------------------------------------
Nationwide Building Society, 5.23%, 6/13/07 1         2,000,000       1,978,789
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 5.24%, 5/14/07 1    1,000,000         993,747
--------------------------------------------------------------------------------
Societe Generale North America, 5.16%, 4/5/07         2,000,000       1,998,853
--------------------------------------------------------------------------------
St. George Bank Ltd., 5.24%, 4/30/07 1                2,000,000       1,991,558
--------------------------------------------------------------------------------
Swedbank AB, 5.24%, 5/14/07                           2,500,000       2,484,368
--------------------------------------------------------------------------------
Swedbank Mortgage AB, 5.24%, 5/2/07                   2,000,000       1,990,976
--------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.24%, 5/4/07                                         2,000,000       1,990,393
5.25%, 4/16/07                                        2,000,000       1,995,625
--------------------------------------------------------------------------------
Westpac Banking Corp., 5.24%, 4/24/07 1               2,000,000       1,993,304
                                                                   -------------
Total Direct Bank Obligations (Cost $31,696,215)                     31,696,215

--------------------------------------------------------------------------------
LETTERS OF CREDIT--1.4%
--------------------------------------------------------------------------------
Suntrust Bank, guaranteeing commercial
paper of NATC California LLC, 5.27%, 4/13/07
(Cost $2,495,608)                                     2,500,000       2,495,608
--------------------------------------------------------------------------------
SHORT-TERM NOTES--68.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial Development
Board, Revenue Bonds, Industrial Bristol
Project, Series B, 5.67%, 5/1/07  2                     400,000         400,000
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--16.3%
Amsterdam Funding Corp., 5.30%, 4/4/07 1              1,000,000         999,550
--------------------------------------------------------------------------------
Barton Capital Corp., 5.27%, 4/24/07 1                2,000,000       1,993,266
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
2006-SN1A, Automobile Asset-Backed Securities,
Series 2006-SN1A, 5.32%, 9/20/07 2                      278,024         278,024
--------------------------------------------------------------------------------
Chesham Finance LLC, 5.27%, 4/10/07                   2,300,000       2,296,964


                          1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC,
5.27%, 4/12/07 1                                    $ 2,000,000    $  1,996,779
--------------------------------------------------------------------------------
Fairway Finance Corp.:
5.28%, 4/20/07 1                                      2,666,000       2,658,571
5.31%, 4/3/07 1                                       1,600,000       1,599,529
--------------------------------------------------------------------------------
FCAR Owner Trust I, 5.25%, 6/18/07                    1,500,000       1,482,938
--------------------------------------------------------------------------------
FCAR Owner Trust II, 5.26%, 4/27/07                   1,300,000       1,295,061
--------------------------------------------------------------------------------
Gemini Securitization Corp., 5.28%, 5/3/07 1          2,000,000       1,990,613
--------------------------------------------------------------------------------
Gotham Funding Corp.:
5.28%, 4/16/07 1                                      1,000,000         997,800
5.32%, 4/3/07 1                                       2,000,000       1,999,413
--------------------------------------------------------------------------------
GOVCO, Inc., 5.26%, 4/11/07 1                         3,000,000       2,995,617
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.27%, 4/12/07                                        2,549,000       2,544,895
5.28%, 4/10/07                                        2,000,000       1,997,405
--------------------------------------------------------------------------------
Old Line Funding Corp., 5.28%, 4/2/07 1               2,028,000       2,027,703
                                                                   -------------
                                                                     29,154,128

--------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc., Series 2004,
5.47%, 4/1/07 2                                       1,935,000       1,935,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--9.7%
Banc of America Securities LLC,
5.36%, 4/2/07 2                                       5,000,000       5,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.23%, 6/22/07                                        2,000,000       1,976,174
5.24%, 4/19/07                                        2,000,000       1,994,760
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.37%, 4/6/07 2,3          2,000,000       2,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 5.50%, 4/2/07 2                1,000,000       1,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C,
5.49%, 10/19/07 2                                     2,000,000       2,001,656
--------------------------------------------------------------------------------
Morgan Stanley, 5.25%, 4/13/07                        3,300,000       3,294,231
                                                                   -------------
                                                                     17,266,821

--------------------------------------------------------------------------------
CHEMICALS--2.5%
BASF AG:
5.23%, 6/11/07 1                                      2,000,000       1,979,371
5.248%, 5/23/07 1                                     2,500,000       2,481,051
                                                                   -------------
                                                                      4,460,422

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Bank of America Corp., 5.23%, 6/27/07                 1,000,000         987,373
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.25%, 4/26/07               3,000,000       2,989,063
                                                                   -------------
                                                                      3,976,436

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
General Electric Capital Services,
5.23%, 5/11/07                                        1,000,000         994,189
--------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc.:
5.245%, 4/9/07                                        2,200,000       2,197,436
5.525%, 11/15/07  2,3                                 2,000,000       2,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 6/15/07                                        1,400,000       1,384,746


                          2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
5.24%, 5/4/07                                       $ 2,000,000    $  1,990,393
                                                                   -------------
                                                                      8,566,764

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Alta Mira LLC, Series 2004, 5.42%, 4/1/07 2           2,250,000       2,250,000
--------------------------------------------------------------------------------
INSURANCE--4.2%
Jackson National Life Global Funding, Series
2004-6, 5.39%, 4/16/07 2,3                            2,500,000       2,500,000
--------------------------------------------------------------------------------
MetLife Funding, Inc., 5.24%, 5/10/07                 1,000,000         994,323
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 5.41%, 4/16/07 2,3                     4,000,000       4,000,000
                                                                   -------------
                                                                      7,494,323

--------------------------------------------------------------------------------
LEASING & FACTORING--2.8%
American Honda Finance Corp.:
5.316%, 9/26/07 2,4                                   2,000,000       2,000,000
5.33%, 8/8/07 2,4                                     2,000,000       2,000,000
5.33%, 10/30/07 2,4                                   1,000,000         999,992
                                                                   -------------
                                                                      4,999,992

--------------------------------------------------------------------------------
MACHINERY--1.2%
Jackson Tube Service, Inc., 5.37%, 4/2/07 2           2,150,000       2,150,000
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing Revenue Bonds,
Lord Tennyson Apts., 5.62%, 4/2/07 2                    710,000         710,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.1%
Procter & Gamble Co. International Funding,
5.25%, 5/23/07 1                                      2,000,000       1,984,833
--------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.24%, 6/13/07 1                                      1,400,000       1,385,124
5.25%, 4/26/07 1                                      2,000,000       1,992,708
5.25%, 5/10/07 1                                      2,000,000       1,988,625
                                                                   -------------
                                                                      7,351,290

--------------------------------------------------------------------------------
REAL ESTATE--0.6%
St. Johns Cnty., FL Industrial Development
Authority Revenue Bonds, 5.42%, 4/4/07 2              1,000,000       1,000,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--17.3%
Cooperative Assn. of Tractor Dealers,
Inc., Series B:
5.28%, 4/4/07                                         2,000,000       1,999,120
5.29%, 4/25/07                                          800,000         797,179
5.30%, 4/2/07                                         2,710,000       2,709,603
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.25%, 4/25/07                                        2,000,000       1,993,000
5.25%, 5/1/07                                         3,000,000       2,986,875
--------------------------------------------------------------------------------
LINKS Finance LLC, 5.31%, 12/20/07 2,4                1,000,000         999,859
--------------------------------------------------------------------------------
Parkland (USA) LLC, 5.31%, 12/12/07 2,4               1,000,000         999,860
--------------------------------------------------------------------------------
Premier Asset Collateralized Entity LLC 1:
5.25%, 6/22/07 4                                      1,000,000         988,042
5.29%, 4/9/07 4                                       2,300,000       2,297,306
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.34%, 4/23/07 2      1,000,000       1,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc., 5.24%, 6/27/07                   5,000,000       4,936,683


                          3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
Ticonderoga Funding LLC, 5.27%, 4/17/07             $ 4,166,000    $  4,156,242
--------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC,
5.35%, 9/28/07 2                                      2,000,000       2,000,000
--------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd. CLO,
Series 2006-1A, Cl. 1, 5.39%, 1/2/08 2,3              3,000,000       3,000,000
                                                                   -------------
                                                                     30,863,769

                                                                   -------------
Total Short-Term Notes (Cost $122,578,945)                          122,578,945

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $178,570,761)           100.0%    178,570,761
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              --          22,167

                                                    ----------------------------
NET ASSETS                                                100.0%   $178,592,928
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $42,319,620, or 23.70% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $13,500,000, which represents 7.56% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,285,059 or 5.76% of the Fund's net assets as of March 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          4 | OPPENHEIMER MONEY FUND/VA



Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.1%
--------------------------------------------------------------------------------
MEDIA--7.6%
Liberty Global, Inc., Series A 1                          1,592    $     52,425
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                          6,688         204,920
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                   2,601          60,135
                                                                   -------------
                                                                        317,480
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
Office Depot, Inc. 1                                      4,189         147,201
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.4%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.9%
Costco Wholesale Corp.                                    2,169         116,779
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                           2,261          88,337
                                                                   -------------
                                                                        205,116
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
ConAgra Foods, Inc.                                       1,630          40,603
--------------------------------------------------------------------------------
TOBACCO--4.6%
Altria Group, Inc.                                        2,191         192,392
--------------------------------------------------------------------------------
ENERGY--10.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Halliburton Co.                                           1,010          32,057
--------------------------------------------------------------------------------
Schlumberger Ltd.                                           650          44,915
                                                                   -------------
                                                                         76,972
--------------------------------------------------------------------------------
OIL & GAS--8.3%
Exxon Mobil Corp.                                         2,666         201,150
--------------------------------------------------------------------------------
Murphy Oil Corp.                                            790          42,186
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                 400          39,804
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                              917          63,988
                                                                   -------------
                                                                        347,128
--------------------------------------------------------------------------------
FINANCIALS--27.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.7%
E*TRADE Financial Corp. 1                                 1,849          39,236
--------------------------------------------------------------------------------
UBS AG                                                    3,387         201,289
                                                                   -------------
                                                                        240,525
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Wachovia Corp.                                            3,294         181,335
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         4,606         158,585
                                                                   -------------
                                                                        339,920
--------------------------------------------------------------------------------
CONSUMER FINANCE--2.9%
American Express Co.                                      1,079          60,856
--------------------------------------------------------------------------------
Capital One Financial Corp.                                 807          60,896
                                                                   -------------
                                                                        121,752
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Bank of America Corp.                                     1,950          99,489
--------------------------------------------------------------------------------
Citigroup, Inc.                                           1,189          61,043
                                                                   -------------
                                                                        160,532
--------------------------------------------------------------------------------
INSURANCE--5.5%
Everest Re Group Ltd.                                     1,637         157,430


                          1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Genworth Financial, Inc., Cl. A                           1,112    $     38,853
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                       1,109          35,577
                                                                   -------------
                                                                        231,860
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Freddie Mac                                                 769          45,748
--------------------------------------------------------------------------------
HEALTH CARE--7.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Vanda Pharmaceuticals, Inc. 1                               405           9,866
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Medco Health Solutions, Inc. 1                              750          54,398
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                           763          61,879
                                                                   -------------
                                                                        116,277
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Novartis AG, ADR                                          1,075          58,727
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                    2,490         108,340
                                                                   -------------
                                                                        167,067
--------------------------------------------------------------------------------
INDUSTRIALS--13.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.7%
Alliant Techsystems, Inc. 1                                 489          42,993
--------------------------------------------------------------------------------
Boeing Co.                                                  684          60,814
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                      442          29,583
--------------------------------------------------------------------------------
United Technologies Corp.                                 2,919         189,735
                                                                   -------------
                                                                        323,125
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
Siemens AG, Sponsored ADR                                 1,514         162,301
--------------------------------------------------------------------------------
MACHINERY--2.2%
Navistar International Corp. 1                            2,073          94,840
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc. 1                                       769          19,633
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                1,876          42,998
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                              922          39,333
                                                                   -------------
                                                                        101,964
--------------------------------------------------------------------------------
IT SERVICES--0.5%
Electronic Data Systems Corp.                               736          20,372
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Texas Instruments, Inc.                                   1,932          58,153
--------------------------------------------------------------------------------
SOFTWARE--3.8%
Microsoft Corp.                                           1,585          44,174
--------------------------------------------------------------------------------
Novell, Inc. 1                                            6,688          48,287
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                     3,290          66,261
                                                                   -------------
                                                                        158,722
--------------------------------------------------------------------------------
MATERIALS--3.0%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Lubrizol Corp. (The)                                        837          43,131
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.0%
Martin Marietta Materials, Inc.                             322          43,534


                          2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS CONTINUED
Vulcan Materials Co.                                        347    $     40,419
                                                                   -------------
                                                                         83,953
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Verizon Communications, Inc.                              1,096          41,560
--------------------------------------------------------------------------------
UTILITIES--6.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.1%
Exelon Corp.                                              2,126         146,077
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                    1,286          26,132
                                                                   -------------
                                                                        172,209
--------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Dynegy, Inc. 1                                            2,423          22,437
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
CMS Energy Corp.                                          2,471          43,984
--------------------------------------------------------------------------------
Sempra Energy                                               510          31,115
                                                                   -------------
                                                                         75,099
                                                                   -------------
Total Common Stocks (Cost $3,616,792)                                 4,118,305

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23% 2,3
(Cost $79,341)                                           79,341          79,341
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,696,133)              99.9%      4,197,646
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.1           3,784
                                                     ---------------------------
NET ASSETS                                                100.0%   $  4,201,430
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES       GROSS        GROSS           SHARES
                                                            DECEMBER 31, 2006   ADDITIONS   REDUCTIONS   MARCH 31, 2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%             183,179   1,175,314    1,279,152           79,341

                                                                                                               DIVIDEND
                                                                                                 VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                   $   79,341   $        2,390

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                          3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                          4 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities        $  3,696,133
                                      -------------

Gross unrealized appreciation         $    524,752
Gross unrealized depreciation              (23,239)
                                      -------------
Net unrealized appreciation           $    501,513
                                      =============


                          5 | OPPENHEIMER VALUE FUND/VA



Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--13.9%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
ITT Educational Services, Inc. 1                      52,100   $      4,245,629
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
International Game Technology                        274,100         11,068,158
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                            205,500         12,136,830
                                                               -----------------
                                                                     23,204,988
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Harman International Industries, Inc.                110,900         10,655,272
--------------------------------------------------------------------------------
MEDIA--0.4%
E.W. Scripps Co. (The), Cl. A                         97,500          4,356,300
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.4%
O'Reilly Automotive, Inc. 1                          887,924         29,390,284
--------------------------------------------------------------------------------
Tiffany & Co.                                        508,900         23,144,772
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                 320,400         16,500,600
                                                               -----------------
                                                                     69,035,656
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Coach, Inc. 1                                        244,600         12,242,230
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                       309,600         27,291,240
                                                               -----------------
                                                                     39,533,470
--------------------------------------------------------------------------------
ENERGY--3.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Smith International, Inc.                            315,600         15,164,580
--------------------------------------------------------------------------------
OIL & GAS--2.3%
Murphy Oil Corp.                                     248,600         13,275,240
--------------------------------------------------------------------------------
XTO Energy, Inc.                                     217,299         11,910,158
                                                               -----------------
                                                                     25,185,398
--------------------------------------------------------------------------------
FINANCIALS--21.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.1%
Affiliated Managers Group, Inc. 1                    213,400         23,121,890
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                239,400         14,696,766
--------------------------------------------------------------------------------
Investors Financial Services Corp.                   300,700         17,485,705
--------------------------------------------------------------------------------
Legg Mason, Inc.                                     228,800         21,555,248
                                                               -----------------
                                                                     76,859,609
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.0%
Commerce Bancorp, Inc.                               729,500         24,350,710
--------------------------------------------------------------------------------
East West Bancorp, Inc.                              351,500         12,924,655
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                              362,100         16,768,851
                                                               -----------------
                                                                     54,044,216
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Chicago Mercantile Exchange (The)                     28,500         15,175,110
--------------------------------------------------------------------------------
INSURANCE--5.0%
AMBAC Financial Group, Inc.                          207,400         17,917,286
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                  520,600         14,082,230
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1              495,800         21,810,242
                                                               -----------------
                                                                     53,809,758


                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.5%
CB Richard Ellis Group, Inc., Cl. A 1                464,320   $     15,870,458
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                             107,700         11,230,956
                                                               -----------------
                                                                     27,101,414
--------------------------------------------------------------------------------
HEALTH CARE--17.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.6%
Bard (C.R.), Inc.                                    383,400         30,484,134
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                           201,300         17,639,919
--------------------------------------------------------------------------------
ResMed, Inc. 1                                       340,700         17,161,059
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                       582,000         27,755,580
                                                               -----------------
                                                                     93,040,692
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.6%
Coventry Health Care, Inc. 1                         559,275         31,347,364
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                               332,600         18,352,868
                                                               -----------------
                                                                     49,700,232
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.0%
Cerner Corp. 1                                       403,500         21,970,575
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.3%
Covance, Inc. 1                                      427,300         25,355,982
--------------------------------------------------------------------------------
INDUSTRIALS--12.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Rockwell Collins, Inc.                               432,800         28,967,304
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.3%
C.H. Robinson Worldwide, Inc.                        177,200          8,461,300
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.         140,400          5,801,328
                                                               -----------------
                                                                     14,262,628
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
Corporate Executive Board Co. (The)                  150,000         11,394,000
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                   334,900         27,294,350
                                                               -----------------
                                                                     38,688,350
--------------------------------------------------------------------------------
MACHINERY--3.1%
Donaldson Co., Inc.                                  551,100         19,894,710
--------------------------------------------------------------------------------
Joy Global, Inc.                                     331,300         14,212,770
                                                               -----------------
                                                                     34,107,480
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Fastenal Co.                                         558,400         19,571,920
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.6%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Agilent Technologies, Inc. 1                         486,200         16,380,078
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                            540,500         14,507,020
                                                               -----------------
                                                                     30,887,098
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Digital River, Inc. 1                                254,700         14,072,175
--------------------------------------------------------------------------------
IT SERVICES--7.1%
Alliance Data Systems Corp. 1                        494,300         30,458,766
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1               180,200         15,906,254


                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
Global Payments, Inc.                                428,800   $     14,604,928
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                            441,500         16,216,295
                                                               -----------------
                                                                     77,186,243
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.2%
FormFactor, Inc. 1                                   417,400         18,678,650
--------------------------------------------------------------------------------
Microchip Technology, Inc.                           769,800         27,350,994
                                                               -----------------
                                                                     46,029,644
--------------------------------------------------------------------------------
SOFTWARE--10.1%
Adobe Systems, Inc. 1                                564,300         23,531,310
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        628,000         22,909,440
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                               438,200         14,035,546
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                       408,250         25,658,513
--------------------------------------------------------------------------------
Intuit, Inc. 1                                       855,000         23,392,800
                                                               -----------------
                                                                    109,527,609
--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
CHEMICALS--2.3%
Ecolab, Inc.                                         570,700         24,540,100
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--1.0%
NeuStar, Inc., Cl. A 1                               384,900         10,946,556
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
NII Holdings, Inc. 1                                 128,600          9,539,548
                                                               -----------------
Total Common Stocks (Cost $804,795,870)                           1,066,765,536
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D 1,2,3 (Cost $7,346,317)                   1,147,862                 --
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23% 3,4
(Cost $9,204,626)                                  9,204,626          9,204,626
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $821,346,813)                                     99.3%     1,075,970,162
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.7          8,082,922

                                             -----------------------------------
NET ASSETS                                             100.0%  $  1,084,053,084
                                             ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $0, which is considered restricted. See accompanying Notes.


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                          SHARES       GROSS       GROSS           SHARES
                                                               DECEMBER 31, 2006   ADDITIONS  REDUCTIONS   MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                         1,147,862           -           -        1,147,862
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%             19,997,273  59,792,651  70,585,298        9,204,626

                                                                                                                 DIVIDEND
                                                                                                    VALUE          INCOME
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                                $         -  $            -
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                       9,204,626         267,363

4. Rate shown is the 7-day yield as of March 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or


                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                 ACQUISITION                VALUATION AS OF     UNREALIZED
SECURITY                                                DATE         COST    MARCH 31, 2007   DEPRECIATION
----------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D      10/17/00   $7,346,317   $             -   $  7,346,317

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     821,659,957
                                              ==================

Gross unrealized appreciation                 $     266,031,016
Gross unrealized depreciation                       (11,720,811)
                                              ------------------
Net unrealized appreciation                   $     254,310,205
                                              ==================


                         5 | OPPENHEIMER MIDCAP FUND/VA



Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                SHARES                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.6%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Las Vegas Sands Corp. 1                        181,300       $       15,702,393
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                      150,320                8,877,899
--------------------------------------------------------------------------------
Starbucks Corp. 1                              484,100               15,181,376
                                                             -------------------
                                                                     39,761,668
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Harman International Industries, Inc.          112,500               10,809,000
--------------------------------------------------------------------------------
MEDIA--1.8%
Comcast Corp., Cl. A Special, Non-Vtg. 1       844,650               21,513,236
--------------------------------------------------------------------------------
XM Satellite Radio Holdings,
Inc., Cl. A 1                                1,203,400               15,547,928
                                                             -------------------
                                                                     37,061,164
--------------------------------------------------------------------------------
MULTILINE RETAIL--3.2%
J.C. Penney Co., Inc. (Holding Co.)            305,200               25,075,232
--------------------------------------------------------------------------------
Kohl's Corp. 1                                 216,600               16,593,726
--------------------------------------------------------------------------------
Target Corp.                                   404,100               23,946,966
                                                             -------------------
                                                                     65,615,924
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Best Buy Co., Inc.                             296,550               14,447,916
--------------------------------------------------------------------------------
Staples, Inc.                                1,061,500               27,429,160
--------------------------------------------------------------------------------
Tiffany & Co.                                  217,570                9,895,084
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                           452,300               12,194,008
                                                             -------------------
                                                                     63,966,168
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Polo Ralph Lauren Corp., Cl. A                 264,200               23,289,230
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
PepsiCo, Inc.                                  342,900               21,794,724
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Costco Wholesale Corp.                         208,700               11,236,408
--------------------------------------------------------------------------------
CVS Corp.                                      211,800                7,230,852
                                                             -------------------
                                                                     18,467,260
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
Cadbury Schweppes plc                          943,460               12,104,924
--------------------------------------------------------------------------------
Nestle SA                                       84,757               33,009,299
                                                             -------------------
                                                                     45,114,223
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)                     593,900               37,510,724
--------------------------------------------------------------------------------
Reckitt Benckiser plc                          495,700               25,810,697
                                                             -------------------
                                                                     63,321,421
--------------------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Halliburton Co.                                476,300               15,117,762
--------------------------------------------------------------------------------
Schlumberger Ltd.                              610,500               42,185,550
--------------------------------------------------------------------------------
Smith International, Inc.                      610,800               29,348,940
                                                             -------------------
                                                                     86,652,252

                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                SHARES                    VALUE
--------------------------------------------------------------------------------
OIL & GAS--2.6%
Kinder Morgan Management LLC 1                 245,095       $       12,558,668
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                     456,900               22,529,739
--------------------------------------------------------------------------------
XTO Energy, Inc.                               343,100               18,805,311
                                                             -------------------
                                                                     53,893,718
--------------------------------------------------------------------------------
FINANCIALS--11.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.4%
Franklin Resources, Inc.                       117,900               14,245,857
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                111,000               22,935,930
--------------------------------------------------------------------------------
Legg Mason, Inc.                               258,300               24,334,443
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                     538,000               11,154,074
--------------------------------------------------------------------------------
Northern Trust Corp.                           263,200               15,828,848
--------------------------------------------------------------------------------
UBS AG                                         394,873               23,461,985
                                                             -------------------
                                                                    111,961,137
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Chicago Mercantile Exchange (The)               59,600               31,734,616
--------------------------------------------------------------------------------
INSURANCE--3.7%
American International Group, Inc.             452,450               30,413,689
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The)                                     162,500               15,531,750
--------------------------------------------------------------------------------
Prudential Financial, Inc.                     324,700               29,307,422
                                                             -------------------
                                                                     75,252,861
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
CB Richard Ellis Group, Inc., Cl. A 1          340,900               11,651,962
--------------------------------------------------------------------------------
HEALTH CARE--13.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.0%
Celgene Corp. 1                                286,700               15,040,282
--------------------------------------------------------------------------------
Genentech, Inc. 1                              256,000               21,022,720
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1             186,100               11,169,722
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                        204,300               15,628,950
                                                             -------------------
                                                                     62,861,674
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
St. Jude Medical, Inc. 1                       415,800               15,638,238
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                 319,900               15,256,031
                                                             -------------------
                                                                     30,894,269
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Medco Health Solutions, Inc. 1                 294,500               21,360,085
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                         197,100               10,875,978
--------------------------------------------------------------------------------
WellPoint, Inc. 1                              309,500               25,100,450
                                                             -------------------
                                                                     57,336,513
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.3%
Covance, Inc. 1                                292,157               17,336,596
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1               638,400               29,845,200
                                                             -------------------
                                                                     47,181,796
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Allergan, Inc.                                 124,300               13,774,926
--------------------------------------------------------------------------------
Novartis AG                                    530,791               29,983,232

                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                SHARES                    VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Roche Holdings AG                              169,085       $       29,916,698
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                            487,000                8,761,371
                                                             -------------------
                                                                     82,436,227
--------------------------------------------------------------------------------
INDUSTRIALS--9.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
Boeing Co.                                     260,120               23,127,269
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR      320,200               14,684,372
--------------------------------------------------------------------------------
General Dynamics Corp.                         259,700               19,841,080
--------------------------------------------------------------------------------
Lockheed Martin Corp.                          171,900               16,677,738
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                         137,210                9,183,465
--------------------------------------------------------------------------------
United Technologies Corp.                      448,100               29,126,500
                                                             -------------------
                                                                    112,640,424
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Corporate Executive Board Co. (The)            284,750               21,629,610
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
ABB Ltd.                                       804,885               13,777,400
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Co.                           397,800               14,066,208
--------------------------------------------------------------------------------
MACHINERY--0.8%
Danaher Corp.                                  228,500               16,326,325
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Fastenal Co.                                   369,400               12,947,470
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.2%
Cisco Systems, Inc. 1                        2,484,100               63,419,073
--------------------------------------------------------------------------------
Corning, Inc. 1                              1,592,600               36,215,724
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                            179,200               11,949,056
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                 597,700               25,497,882
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                       81,900               11,178,531
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                  589,000               21,846,010
                                                             -------------------
                                                                    170,106,276
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.8%
Apple, Inc. 1                                  388,200               36,067,662
--------------------------------------------------------------------------------
EMC Corp. 1                                  1,915,800               26,533,830
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                      438,100               15,999,412
                                                             -------------------
                                                                     78,600,904
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.8%
eBay, Inc. 1                                 1,214,700               40,267,305
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                          134,000               61,393,440
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                               1,248,900               39,078,081
                                                             -------------------
                                                                    140,738,826
--------------------------------------------------------------------------------
IT SERVICES--4.5%
Affiliated Computer Services, Inc.,
Cl. A 1                                        636,500               37,477,120
--------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                  214,000               13,186,680
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                510,220               24,694,648

                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                SHARES                    VALUE
--------------------------------------------------------------------------------
IT SERVICES CONTINUED
Cognizant Technology Solutions
Corp. 1                                        204,400       $       18,042,388
                                                             -------------------
                                                                     93,400,836
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.0%
Advanced Micro Devices, Inc. 1                 709,600                9,267,376
--------------------------------------------------------------------------------
ASML Holding NV 1                              457,500               11,323,125
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                        826,100               26,493,027
--------------------------------------------------------------------------------
Microchip Technology, Inc.                     481,400               17,104,142
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1               300,360                8,337,994
--------------------------------------------------------------------------------
Texas Instruments, Inc.                        361,600               10,884,160
                                                             -------------------
                                                                     83,409,824
--------------------------------------------------------------------------------
SOFTWARE--5.8%
Adobe Systems, Inc. 1                          683,700               28,510,290
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                  639,340               23,323,123
--------------------------------------------------------------------------------
Autodesk, Inc. 1                               517,100               19,442,960
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                        262,100               13,199,356
--------------------------------------------------------------------------------
Microsoft Corp.                                727,800               20,283,786
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                622,600               14,276,218
                                                             -------------------
                                                                    119,035,733
--------------------------------------------------------------------------------
MATERIALS--3.5%
--------------------------------------------------------------------------------
CHEMICALS--3.5%
Monsanto Co.                                   821,400               45,144,144
--------------------------------------------------------------------------------
Praxair, Inc.                                  433,300               27,280,568
                                                             -------------------
                                                                     72,424,712
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.0%
America Movil SA de CV, Series L               319,700               15,278,463
--------------------------------------------------------------------------------
American Tower Corp. 1                         528,300               20,577,285
--------------------------------------------------------------------------------
Crown Castle International Corp. 1             394,800               12,684,924
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                           187,300               13,893,914
                                                             -------------------
                                                                     62,434,586
                                                             -------------------
Total Common Stocks (Cost $1,624,142,555)                         2,052,596,941

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23% 2,3
(Cost $17,405,825)                          17,405,825               17,405,825
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,641,548,380)                            100.1%           2,070,002,766
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS             (0.1)              (2,517,346)
                                            ------------------------------------
NET ASSETS                                       100.0%      $    2,067,485,420
                                            ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2007.

                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES       GROSS        GROSS           SHARES
                                                             DECEMBER 31, 2006   ADDITIONS   REDUCTIONS   MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%           15,177,546  66,787,701   64,559,422       17,405,825


                                                                                                                DIVIDEND
                                                                                                    VALUE         INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                    $ 17,405,825    $   267,282


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment

                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,646,794,888
                                              =================

Gross unrealized appreciation                 $    448,945,261
Gross unrealized depreciation                      (25,737,383)
                                              -----------------
Net unrealized appreciation                   $    423,207,878
                                              =================

                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--56.3%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.9%
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Liberty Media Holding Corp.-Interactive, Series A 1                                                      238,490    $     5,680,832
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--5.0%
Liberty Global, Inc., Series A 1                                                                         338,018         11,130,933
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                                         342,790         10,503,086
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                           46,070          5,094,881
                                                                                                                    ---------------
                                                                                                                         26,728,900
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Office Depot, Inc. 1                                                                                     132,700          4,663,078
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.1%
Constellation Brands, Inc., Cl. A 1                                                                       99,850          2,114,823
------------------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                                 46,260          3,744,747
                                                                                                                    ---------------
                                                                                                                          5,859,570
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                                       71,900          1,791,029
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.5%
Altria Group, Inc.                                                                                       185,330         16,273,827
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                               100,140          7,571,585
                                                                                                                    ---------------
                                                                                                                         23,845,412
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.2%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                                                                                           59,020          1,873,295
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
BP plc, ADR                                                                                               45,120          2,921,520
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                        102,610          7,741,925
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                                       15,800          1,681,910
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                               15,300          1,522,503
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                        69,490          1,556,214
                                                                                                                    ---------------
                                                                                                                         15,424,072
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.3%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
E*TRADE Financial Corp. 1                                                                                120,790          2,563,164
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                   203,510         12,091,859
                                                                                                                    ---------------
                                                                                                                         14,655,023
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
Wachovia Corp.                                                                                           175,445          9,658,247
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                        161,720          5,568,020
                                                                                                                    ---------------
                                                                                                                         15,226,267
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.6%
American Express Co.                                                                                      54,300          3,062,520
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                               73,390          5,538,009
                                                                                                                    ---------------
                                                                                                                          8,600,529
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp.                                                                                    107,438          5,481,487


                        1 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
Everest Re Group Ltd.                                                                                     57,780    $     5,556,703
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                           76,150          2,660,681
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                       97,280          3,120,742
                                                                                                                    ---------------
                                                                                                                         11,338,126
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.0%
Amgen, Inc. 1,2                                                                                           69,330          3,874,160
------------------------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                                                                  193,500            706,275
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                                            263,700          2,800,494
------------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                                         62,360          2,269,280
------------------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                                            255,000          6,211,800
                                                                                                                    ---------------
                                                                                                                         15,862,009
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Beckman Coulter, Inc.                                                                                     52,830          3,375,309
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                                140,780          2,046,941
                                                                                                                    ---------------
                                                                                                                          5,422,250
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
WellPoint, Inc. 1                                                                                         55,700          4,517,270
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Medicines Co. (The) 1                                                                                     57,970          1,453,888
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                          79,060          4,319,048
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                                   114,790          4,994,513
                                                                                                                    ---------------
                                                                                                                         10,767,449
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.0%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.7%
Boeing Co.                                                                                                32,400          2,880,684
------------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                                 33,720          1,546,399
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                                 151,324          2,835,812
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                                43,840          1,396,304
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                 92,240          5,995,600
                                                                                                                    ---------------
                                                                                                                         14,654,799
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
Siemens AG, Sponsored ADR                                                                                 95,000         10,184,000
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Navistar International Corp. 1                                                                            43,400          1,985,550
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. 1                                                                                    155,250          3,963,533
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                                  71,010          1,397,477
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                            32,650          1,392,849
                                                                                                                    ---------------
                                                                                                                          6,753,859
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Hutchinson Technology, Inc. 1                                                                             85,380          1,993,623
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                     39,310          3,705,361
                                                                                                                    ---------------
                                                                                                                          5,698,984


                        2 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. 1                                                                                                19    $           164
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
eBay, Inc. 1                                                                                             122,690          4,067,174
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                            51,020          1,596,416
                                                                                                                    ---------------
                                                                                                                          5,663,590
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Texas Instruments, Inc.                                                                                  183,230          5,515,223
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--10.1%
Compuware Corp. 1                                                                                        366,180          3,475,048
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                          628,700         17,521,869
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                           568,740          4,106,303
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                         272,520          7,148,200
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                                  1,083,450         21,820,683
                                                                                                                    ---------------
                                                                                                                         54,072,103
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.5%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Sterling Chemicals, Inc. 1,3                                                                                  21                231
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Martin Marietta Materials, Inc.                                                                           14,750          1,994,200
------------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                                    22,560          1,703,957
------------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                      16,180          1,884,646
                                                                                                                    ---------------
                                                                                                                          5,582,803
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
Companhia Vale do Rio Doce, Sponsored ADR                                                                 73,670          2,304,398
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
XO Holdings, Inc. 1                                                                                           85                436
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Reliant Energy, Inc. 1                                                                                   213,500          4,338,320
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.5%
AES Corp. (The) 1                                                                                        306,800          6,602,336
------------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 1                                                                                           176,900          1,638,094
                                                                                                                    ---------------
                                                                                                                          8,240,430
                                                                                                                    ---------------
Total Common Stocks (Cost $227,459,582)                                                                                 302,731,488

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                            8,881                844
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                                                                                171                154
Series B Wts., Exp. 1/16/10 1                                                                                128                 67
Series C Wts., Exp. 1/16/10 1,3                                                                              128                 32
                                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                                             1,097


                        3 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.9%
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2,
5.38%, 4/20/08 4                                                                               $         370,000    $       370,167
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series
2004-W8, Cl. A2, 5.80%, 5/25/34 4                                                                      1,252,347          1,257,172
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series 2005-D, Cl.
AF1, 5.04%, 10/25/35                                                                                      85,076             84,802
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl.
C4, 5%, 6/10/15                                                                                          180,000            175,974
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 4                                                                     511,738            508,334
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates, Series 2002-4,
Cl. A1, 6.06%, 2/25/33 4                                                                                  18,836             18,853
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 4                                                                     360,000            358,929
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates, Series
2005-17, Cl. 1AF2, 5.363%, 5/25/36 4                                                                     240,000            239,248
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series
2006-25, Cl. 2A2, 5.44%, 12/25/29 4                                                                      480,000            479,891
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates, Series 2005-A,
Cl. A3, 3.48%, 11/17/08                                                                                  343,154            341,651
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 4                                                                  433,001            433,083
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 3,4                                                               180,000            179,964
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 4                                                                                         490,403            488,603
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7,
6.67%, 3/15/16 4                                                                                       1,710,000          1,802,570
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2,
5.42%, 7/1/36 4                                                                                        1,100,000          1,100,069
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through Certificates, Series
2005-2, Cl. AF2, 4.415%, 4/25/35 4                                                                       402,798            400,387
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                                       389,772            387,454
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 4                                                                800,000            800,063
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2005-4XS, Cl.
3A1, 5.18%, 3/26/35                                                                                      779,761            778,447
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $10,221,606)                                                                         10,205,661
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.4%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.4%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--23.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                                                                   2,048,181          1,986,124
5%, 12/1/32-8/1/33                                                                                     3,243,836          3,144,527
5%, 4/1/37 5                                                                                             574,000            554,807
6.50%, 4/1/18-4/1/34                                                                                   3,301,749          3,391,619
7%, 5/1/29-11/1/32                                                                                     1,428,370          1,484,319


                        4 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 4                                                       $         390,582    $       391,708
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                      656,964            677,031
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                      383,189            390,725
Series 2075, Cl. D, 6.50%, 8/15/28                                                                       904,115            926,771
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                       247,082            253,276
Series 2387, Cl. PD, 6%, 4/15/30                                                                          91,774             91,834
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                      707,506            742,576
Series 2500, Cl. FD, 5.82%, 3/15/32 4                                                                    118,806            120,009
Series 2526, Cl. FE, 5.72%, 6/15/29 4                                                                    172,440            174,057
Series 2551, Cl. FD, 5.72%, 1/15/33 4                                                                    133,866            135,161
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                      117,951            117,784
Series 3025, Cl. SJ, 5.243%, 8/15/35 4                                                                   129,829            132,140
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.639%, 6/1/26 6                                                                    241,843             53,103
Series 183, Cl. IO, 9.561%, 4/1/27 6                                                                     372,391             85,359
Series 184, Cl. IO, 15.374%, 12/1/26 6                                                                   406,620             90,445
Series 192, Cl. IO, 13.847%, 2/1/28 6                                                                    112,218             26,662
Series 200, Cl. IO, 12.20%, 1/1/29 6                                                                     132,473             29,556
Series 216, Cl. IO, 12.223%, 12/1/31 6                                                                   206,690             44,562
Series 2003-118, Cl. S, 8.73%, 12/25/33 6                                                              1,906,629            227,391
Series 2005-87, Cl. S G, 9.456%, 10/25/35 6                                                            2,954,891            176,242
Series 2130, Cl. SC, (2.485)%, 3/15/29 6                                                                 296,674             23,270
Series 224, Cl. IO, 7.682%, 3/1/33 6                                                                     647,511            145,252
Series 243, Cl. 6, 26.368%, 12/15/32 6                                                                   403,857             91,604
Series 2796, Cl. SD, 0.718%, 7/15/26 6                                                                   426,590             36,228
Series 2802, Cl. AS, 1.619%, 4/15/33 6                                                                   652,290             38,606
Series 2920, Cl. S, (4.163)%, 1/15/35 6                                                                2,358,560            111,701
Series 3000, Cl. SE, (3.956)%, 7/15/25 6                                                               2,392,884             92,914
Series 3110, Cl. SL, 4.408%, 2/15/26 6                                                                   338,439             11,989
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series
176, Cl. PO, 4.581%, 6/1/26 7                                                                            106,433             86,926
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                                 12,749,900         12,366,952
5%, 12/1/17-11/1/33                                                                                   14,689,231         14,421,009
5%, 12/1/17-4/1/37 5                                                                                  12,427,840         12,225,903
5.50%, 3/1/33-11/1/34                                                                                  8,766,777          8,696,007
5.50%, 4/1/22-4/1/37 5                                                                                11,019,000         10,941,643
6%, 8/1/32-3/1/33                                                                                      9,647,922          9,755,296
6%, 4/1/21 5                                                                                           8,020,000          8,152,827
6.50%, 6/1/17-10/1/30                                                                                  5,684,046          5,853,721
7%, 11/1/17-11/1/35                                                                                    3,102,565          3,222,867
7.50%, 1/1/33                                                                                            420,377            440,963
8.50%, 7/1/32                                                                                             19,026             20,513


                        5 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31        $         806,226    $       831,936
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                  765,715            785,622
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                     697,617            717,877
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                      368,492            375,215
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        58,785             58,888
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                   953,793            977,138
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       120,667            120,679
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        13,603             13,571
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        10,853             10,823
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                    342,826            355,068
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                        835,109            850,821
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  1,052,000          1,040,947
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                       648,048            638,935
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    1,110,000          1,092,307
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                  1,000,000            999,824
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 1,660,000          1,664,376
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 4                                                                 289,210            284,601
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 4                                                                 769,970            751,570
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 4                                                                 234,863            229,221
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 4                                                                 738,624            718,913
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  2,096,101          2,100,682
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                  2,983,000          2,933,140
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 8.532%, 11/25/31 6                                                               1,091,255            109,491
Trust 2001-81, Cl. S, 0.036%, 1/25/32 6                                                                  238,208             23,209
Trust 2002-47, Cl. NS, (0.976)%, 4/25/32 6                                                               513,403             48,414
Trust 2002-51, Cl. S, (0.857)%, 8/25/32 6                                                                471,425             44,446
Trust 2002-52, Cl. SD, (3.404)%, 9/25/32 6                                                               538,283             45,247
Trust 2002-77, Cl. SH, 0.601%, 12/18/32 6                                                                313,148             30,817
Trust 2002-84, Cl. SA, 7.369%, 12/25/32 6                                                                938,248             96,956
Trust 2002-9, Cl. MS, (0.169)%, 3/25/32 6                                                                348,916             34,150
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 6                                                                1,026,532            129,821
Trust 2003-4, Cl. S, 7.067%, 2/25/33 6                                                                   600,734             70,018
Trust 2003-46, Cl. IH, 6.862%, 6/25/33 6                                                               3,516,237            713,126
Trust 2004-54, Cl. DS, (7.122)%, 11/25/30 6                                                              452,689             27,450
Trust 2005-19, Cl. SA, (4.037)%, 3/25/35 6                                                             6,181,958            320,810
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 6                                                             1,320,938             64,809
Trust 2005-6, Cl. SE, (3.445)%, 2/25/35 6                                                              1,647,667             84,466
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 6                                                                1,512,532             88,398
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 6                                                               3,125,689            269,224
Trust 222, Cl. 2, 11.78%, 6/1/23 6                                                                       843,559            187,661
Trust 233, Cl. 2, 13.672%, 8/1/23 6                                                                      738,825            188,804
Trust 240, Cl. 2, 15.984%, 9/1/23 6                                                                    1,335,798            310,110
Trust 252, Cl. 2, 10.712%, 11/1/23 6                                                                     635,960            151,364


                        6 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 273, Cl. 2, 11.353%, 8/1/26 6                                                            $         178,770    $        39,380
Trust 319, Cl. 2, 10.039%, 2/1/32 6                                                                      233,071             54,881
Trust 321, Cl. 2, 5.325%, 4/1/32 6                                                                     2,412,807            568,536
Trust 329, Cl. 2, 8.783%, 1/1/33 6                                                                       658,860            151,226
Trust 331, Cl. 9, 8.589%, 2/1/33 6                                                                       667,113            153,308
Trust 334, Cl. 17, 23.494%, 2/1/33 6                                                                     381,952             93,655
Trust 342, Cl. 2, 9.068%, 9/1/33 6                                                                       621,125            143,045
Trust 344, Cl. 2, 4.585%, 12/1/33 6                                                                    1,658,491            380,626
Trust 346, Cl. 2, 11.829%, 12/1/33 6                                                                   1,230,608            281,041
Trust 362, Cl. 12, 5.572%, 8/1/35 6                                                                    1,520,377            338,742
Trust 362, Cl. 13, 5.607%, 8/1/35 6                                                                      844,563            185,792
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust
1993-184, Cl. M, 6.032%, 9/25/23 7                                                                       285,203            231,399
                                                                                                                    ---------------
                                                                                                                        125,396,555
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                                                          159,722            169,253
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.795)%, 1/16/27 6                                                              494,015             35,157
Series 2002-15, Cl. SM, (6.848)%, 2/16/32 6                                                              562,143             40,199
Series 2002-76, Cl. SY, (3.698)%, 12/16/26 6                                                           1,173,728             98,486
Series 2004-11, Cl. SM, (6.628)%, 1/17/30 6                                                              408,511             29,845
                                                                                                                    ---------------
                                                                                                                            372,940
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.0%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                 1,050,000          1,031,464
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1,
6.50%, 7/20/32                                                                                           723,599            736,788
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 4                                                                 33,219             33,192
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                   603,073            609,481
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl.
A1B, 5.42%, 8/25/08 3,4                                                                                  439,776            440,168
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                                        260,000            259,284
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                                      570,000            572,850
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                 887,954            885,582
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  276,290            276,531
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg. Trust,
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                       352,533            355,584
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C3, Cl.
A2, 4.853%, 7/10/45                                                                                      620,000            615,687


                        7 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                        $        117,786     $       117,787
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                 890,000            873,392
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                 680,000            680,640
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 3                                                               820,000            826,730
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                260,000            256,017
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                890,000            881,064
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                               210,000            210,426
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                  740,000            736,555
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                  910,000            917,003
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 4                                                                  862,781            855,580
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                     969,866            969,712
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series
1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                         254,450            256,778
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                          983,000          1,046,588
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                         471,589            471,704
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                        1,001,122            999,078
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                         1,079,861          1,077,385
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates, Series
2006-A9CB, Cl. A5, 6%, 9/25/36                                                                         1,246,241          1,243,041
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                                      1,450,000          1,437,030
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed Securities,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                                                256,000            257,053
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series 2005-AR5, Cl.
A1, 4.675%, 5/25/35 4                                                                                    237,627            237,435
                                                                                                                    ---------------
                                                                                                                         20,167,609
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                       1,441,726          1,461,550
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $147,505,350)                                                                   147,398,654
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.7%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                     650,000            643,367
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                                         2,015,000          2,009,249
6%, 5/15/11                                                                                            1,200,000          1,252,373
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8,9                                                                                     3,179,000          2,998,198
5.375%, 2/15/31 8                                                                                        193,000            205,817


                        8 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
8.875%, 8/15/17 8                                                                              $         687,000    $       918,863
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 8                                                                                      1,081,000          1,044,474
4.625%, 10/31/11-2/29/12                                                                               3,882,000          3,896,905
4.625%, 12/31/11-2/15/17 8                                                                             3,159,000          3,157,377
4.75%, 2/15/10-1/31/12                                                                                 3,647,000          3,675,308
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $19,709,072)                                                                     19,801,931
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.0%
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                       400,000            445,451
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                           880,000            901,278
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                           1,790,000          1,723,716
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                                  595,000            534,013
------------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                           705,000            731,251
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                       665,000            707,462
------------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                           1,195,000          1,249,460
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                             1,005,000          1,061,660
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                             200,000            200,408
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                        845,000            875,843
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                  710,000            707,181
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                                        360,000            436,551
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                              1,055,000          1,059,697
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 11                                                          1,075,000          1,058,490
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                       342,000            348,413
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                          690,000            664,522
6.125% Nts., 1/15/14                                                                                     525,000            515,885
8% Sr. Nts., 2/1/09                                                                                      275,000            285,326
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 4                                                                          395,000            395,905
7.30% Nts., 1/15/12                                                                                    1,085,000          1,172,374
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                         655,000            790,271
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 3                                                          275,000            278,781
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                                         760,000            800,502
------------------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                               335,000            341,512
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                        131,000            127,725
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     1,285,000          1,289,819
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                             210,000            212,625
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33                                     275,000            257,837
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                   505,000            542,020
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                            410,000            467,195
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 11                                               2,030,000          2,139,839
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                      935,000            945,051
9.445% Unsub. Nts., 12/15/08 4                                                                           141,000            150,801
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                       930,000            999,872
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                          1,050,000          1,040,540
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 10,11                                                  1,700,000          1,666,544
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                        505,000            530,881
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 11                                                               150,000            152,652


                        9 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 3                                          $         785,000    $       848,781
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 4                                                 1,600,000          1,590,877
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 11                                                            1,045,000          1,046,839
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 11                              610,000            609,574
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 4                                               540,000            560,250
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   1,090,000          1,070,393
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                                   275,000            317,026
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                                  120,000            108,000
------------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                           830,000            841,876
7.75% Sr. Unsec. Nts., 2/15/12                                                                           100,000            109,412
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                            935,000            840,502
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                         975,000          1,056,406
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                     1,110,000          1,107,993
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                           1,010,000          1,049,435
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                            290,000            305,689
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                               950,000            999,093
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                                    855,000            869,603
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                          705,000            646,000
7.125% Sr. Unsec. Nts., 6/15/09                                                                          590,000            612,265
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                  410,000            414,413
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                        565,000            542,813
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                            1,240,000          1,247,750
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                              1,040,000          1,138,800
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                              695,000            732,197
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                        100,000            102,938
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                  1,500,000          1,567,500
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 11                                  1,298,556          1,285,526
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 11                                 327,298            308,980
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                       1,360,000          1,343,302
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 11                                           1,285,000          1,621,773
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                1,110,000          1,391,174
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                              690,000            689,493
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                1,435,000          1,414,781
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 3                                                              131,000            131,655
------------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                        500,000            533,988
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                        480,000            464,227
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                     695,000            696,440
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                        294,000            296,840
------------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                   265,000            270,112
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                           1,035,000          1,076,254
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                               450,000            436,143
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                           160,000            160,127
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             1,320,000          1,276,119
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     1,085,000          1,077,052
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                             950,000          1,041,388
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                      490,000            500,274


                        10 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
7.625% Sr. Unsec. Nts., 2/15/12                                                                $         320,000    $       345,604
------------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 4,11                                           805,000            809,392
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                               445,000            542,496
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                               765,000            763,501
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                     755,000            760,355
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 3,4                                                          865,000            865,288
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                          670,000            663,300
3.875% Sr. Unsec. Nts., 10/15/08                                                                         315,000            306,338
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                              1,175,000          1,174,582
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                      890,000            926,872
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 3                      1,210,000          1,240,250
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                            1,510,000          1,626,930
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                                750,000            823,970
                                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $74,184,339)                                                       75,010,304

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 12,13
(Cost $13,555,315)                                                                                    13,555,315         13,555,315
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $492,635,264)                                                                                  568,704,450
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2% 14
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.04% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA,
5.4575%, dated 3/30/07, to be repurchased at $1,273,356 on 4/2/07, collateralized by
U.S. Agency Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000
(Cost $1,272,777)                                                                              $       1,272,777          1,272,777
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $493,908,041)                                                            106.0%       569,977,227
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (6.0)       (32,277,362)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $   537,699,865
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                           CONTRACTS   EXPIRATION   EXERCISE             PREMIUM
                                                     SUBJECT TO CALL        DATES      PRICE            RECEIVED              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                      437      1/21/08      $  70   $         149,192    $        54,625

Amgen, Inc.                                                       89      4/23/07         75              46,768                445
                                                                                               ------------------------------------

                                                                                               $         195,960    $        55,070
                                                                                               ====================================

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $6,061,340, which represents 1.13% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.


                        11 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,917,594 or 1.29% of the Fund's net assets as of March 31, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $318,325 or 0.06% of the Fund's net assets as of March 31, 2007.

8. Partial or fully-loaned security. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,226,069. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,699,609 or 1.99% of the Fund's net assets as of March 31, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES        GROSS         GROSS           SHARES
                                                   DECEMBER 31, 2006    ADDITIONS    REDUCTIONS   MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                              15,913,062   69,263,650    71,621,397       13,555,315

                                                                                                        DIVIDEND
                                                                                          VALUE           INCOME
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                                                       $ 13,555,315        $ 171,224

13. Rate shown is the 7-day yield as of March 31, 2007.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the


                        12 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $3,141,741 of securities issued on a when-issued basis or forward commitment and sold $35,080,254 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                        13 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                      EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
------------------------------------------------- ----------------------------------------------
CONTRACTS TO PURCHASE

U.S. Treasury Nts., 30 yr.               6/20/07         157      $ 17,466,250   $      (62,482)

CONTRACTS TO SELL

U.S. Treasury Nts., 2 yr.                6/29/07         258        52,861,781         (106,720)

U.S. Treasury Nts., 5 yr.                6/29/07          51         5,395,641          (25,500)

U.S. Treasury Nts., 10 yr.               6/20/07          94        10,163,750           40,116
                                                                                 --------------
                                                                                        (92,104)
                                                                                 --------------
                                                                                 $     (154,586)
                                                                                 ==============


                        14 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:

                                                              CALL OPTIONS
                                                        -----------------------

                                                        NUMBER OF     AMOUNT OF
                                                        CONTRACTS      PREMIUMS
-------------------------------------------------------------------------------
Options outstanding as of

December 31, 2006                                              89     $  46,768

Options written                                               437     $ 149,192
                                                        -----------------------
Options outstanding as of
March 31, 2007                                                526     $ 195,960
                                                        =======================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.


                        15 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                         BUY/SELL  NOTIONAL                                  PREMIUM
                                                           CREDIT    AMOUNT  PAY/RECEIVE   TERMINATION         PAID/
COUNTERPARTY         REFERENCE ENTITY                  PROTECTION    (000S)   FIXED RATE         DATES    (RECEIVED)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:

                     Dow Jones CDX North America
                     Crossover Index                          Buy   $ 1,260        1.650%     12/20/11   $   (19,947)  $   (10,713)

                     Dow Jones CDX North America
                     Crossover Index                          Buy     1,265        1.650      12/20/11       (23,741)      (10,755)

                     Dow Jones CDX North America
                     Crossover Index                          Buy     1,010        1.650      12/20/11       (19,374)       (8,587)

                     Ford Motor Credit Co.                   Sell     1,010        0.500       6/20/07            --          (401)

                     Freescale Semiconductor, Inc.           Sell       515        0.600       3/20/08            --        (2,212)

                     Freescale Semiconductor, Inc.           Sell       545        0.750       3/20/08            --        (1,554)

                     Univision Communications, Inc.          Sell       250        0.750       3/20/08            --           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                     Abitibi-Consolidated Co. of
                     Canada                                  Sell       860        1.520       9/20/07            --         2,833

                     Allied Waste North America, Inc.        Sell       340        2.000       9/20/09            --         7,034

                     Allied Waste North America, Inc.        Sell       530        2.000       9/20/09            --        10,965

                     Bombardier, Inc.                        Sell       265        0.900       9/20/07            --           574

                     CDX.NA.IG.7                              Buy     4,700        0.400      12/20/11           483        (6,994)

                     Dow Jones CDX North America
                     Crossover Index                          Buy     1,260        1.650      12/20/11       (20,214)      (17,873)

                     Eastman Kodak Co.                       Sell       735        1.000      12/20/08            --         6,992

                     GMAC LLC                                Sell       200        2.300       6/20/07            --           713

                     J.C. Penney Co., Inc.                    Buy       320        0.580       3/20/12            --        (1,308)

                     Weyerhaeuser Co.                         Buy     1,070        0.580       9/20/11            --        (5,397)
-----------------------------------------------------------------------------------------------------------------------------------


                        16 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Morgan Stanley
Capital Services,
Inc.:

                     Arrow Electronics, Inc.                  Buy     1,070        0.790       9/20/11            --       (13,482)

                     Arrow Electronics, Inc.                  Buy       530        0.770       9/20/11            --        (6,250)

                     ArvinMeritor, Inc.                      Sell       295        1.050       9/20/07            --           505

                     ArvinMeritor, Inc.                      Sell       240        1.100       9/20/07            --           471

                     ArvinMeritor, Inc.                      Sell        20        1.200       9/20/07            --            49

                     Belo Corp.                               Buy       365        0.670       6/20/11            --        (3,497)

                     Belo Corp.                               Buy       735        0.675       6/20/11            --        (7,183)

                     Belo Corp.                               Buy       660        0.650       6/20/11            --        (5,817)

                     Bombardier, Inc.                        Sell       295        1.050       9/20/07            --         1,181

                     Bombardier, Inc.                        Sell       290        1.000       9/20/07            --         1,088

                     Dow Jones CDX North America                                                                  --
                     Crossover Index                          Buy     1,260        1.650      12/20/11       (20,997)      (11,776)

                     El Paso Corp.                           Sell     1,060        0.520       3/20/10            --            97

                     Ford Motor Co.                           Buy     1,100        5.400      12/20/08            --       (39,732)

                     Ford Motor Co.                           Buy       525        5.300      12/20/08            --        18,105)

                     Ford Motor Co.                          Sell     1,100        7.150      12/20/16            --         7,246

                     Ford Motor Co.                          Sell       525        7.050      12/20/16            --           910

                     General Motors Corp.                     Buy       545        4.000      12/20/08            --       (14,192)

                     General Motors Corp.                     Buy       535        3.950      12/20/08            --       (13,490)

                     General Motors Corp.                    Sell       545        5.800      12/20/16            --        14,735

                     General Motors Corp.                    Sell       535        5.750      12/20/16            --        13,006

                     GMAC LLC                                Sell       730        3.150       6/20/07            --         4,529

                     Hyundai Motor Manufacturing
                     Alabama LLC                             Sell       465        0.400       6/20/07            --           199

                     Inco Ltd.                                Buy       545        0.700       3/20/17            --        (3,168)

                     Inco Ltd.                                Buy       550        0.630       3/20/17            --        (3,086)

                     International Paper Co.                  Buy     1,090        0.409      12/20/11            --         1,090

                     J.C. Penney Co., Inc.                   Sell     1,070        0.610       6/20/13            --        (1,343)


                        17 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Vale Overseas Ltd.                      Sell       545        1.170       3/20/17            --         7,754

                     Vale Overseas Ltd.                      Sell       550        1.100       3/20/17            --         4,919
                                                                                                         --------------------------
                                                                                                            (103,790)  $  (120,041)
                                                                                                         ==========================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there-is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:

                 SWAP                     NOTIONAL                                                              TERMINATION
         COUNTERPARTY                AMOUNT (000S)                 PAID BY THE FUND       RECEIVED BY THE FUND         DATE   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     If positive, the absolute
                                                    If negative, the absolute value   value of Lehman Brothers
Goldman Sachs Capital                                  of Lehman Brothers U.S. CMBS  U.S. CMBS Index:Aggregate
Markets:                                    $2,140            Index: Aggregate AAA.  AAA plus 15 basis points.       9/1/07    $956

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $5,869,549, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,272,777 was received for the loans, all of which was


                        18 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

received in cash and subsequently invested in approved investments. In addition, collateral of $4,721,456 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                         $          494,158,358
Federal tax cost of other investments                             (50,995,813)
                                                       -----------------------
Total federal tax cost                                 $          443,162,545
                                                       =======================

Gross unrealized appreciation                          $           80,357,886
Gross unrealized depreciation                                      (4,672,281)
                                                       -----------------------
Net unrealized appreciation                            $           75,685,605
                                                       =======================


                        19 | OPPENHEIMER BALANCED FUND/VA



Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Aftermarket Technology Corp. 1                                                                            11,500    $       279,220
------------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                                                            23,200            634,520
------------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                                                                     115,200          2,102,400
------------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                              5,900            336,949
------------------------------------------------------------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                                                                           4,299             79,617
------------------------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1,2                                                                                           5,300            180,518
------------------------------------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                                              30,700            498,875
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                                      39,900          1,244,481
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                              32,600          1,190,226
------------------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co. 2                                                                                31,800            728,220
------------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                                       36,100          1,086,610
------------------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc.                                                                                    4,500             50,760
------------------------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                                                              9,700            165,579
------------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                                                                         94,900          2,416,154
                                                                                                                    ---------------
                                                                                                                         10,994,129
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Monaco Coach Corp. 2                                                                                      12,300            195,939
------------------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                                                                              34,500          1,160,235
                                                                                                                    ---------------
                                                                                                                          1,356,174
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.0%
Bright Horizons Family Solutions, Inc. 1,2                                                                 2,900            109,475
------------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                                   9,900            301,950
------------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                                          46,800          1,464,840
------------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1,2                                                                             43,600            599,500
------------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                                  4,600            241,546
------------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc                                                                                                95,500          2,802,925
------------------------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                                                                      32,100            446,190
------------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                                          11,200            912,688
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                                          57,200          1,840,696
------------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1,2                                                                          7,500            375,825
------------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                               44,100          1,780,317
------------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                               64,700            767,342
------------------------------------------------------------------------------------------------------------------------------------
Sotheby's 2                                                                                               17,600            782,848
------------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                                    16,900            760,162
------------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                               75,400            607,724
------------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. 2                                                                                 13,200          1,650,000
------------------------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1                                                                                            5,900            283,849
                                                                                                                    ---------------
                                                                                                                         15,727,877
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
AFC Enterprises, Inc. 1,2                                                                                 15,700            314,785
------------------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                                 10,500            349,020
------------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                                   19,400            622,934
------------------------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                                            24,500            607,110


                  1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                                                                              40,800    $       962,064
------------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                                     56,214          2,077,107
------------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                               32,400          1,059,480
------------------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                                                                               7,000            445,900
------------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                                          32,450          1,502,435
------------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                                 32,100          1,333,434
------------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                                                     42,100            794,006
------------------------------------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR 2                                                                        5,600            375,116
------------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                                  16,300            671,397
------------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1                                                                                           78,900            386,610
------------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                                      75,900          2,464,473
------------------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc. 2                                                                17,300            222,824
------------------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                              30,200          1,771,230
------------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                                                                 33,500          2,315,855
------------------------------------------------------------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1,2                                                                          20,500            208,895
------------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                               3,500            103,600
------------------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                                          15,300            149,481
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                                         12,300            329,763
------------------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                                         12,000            312,000
------------------------------------------------------------------------------------------------------------------------------------
Morgans Hotel Group Co. 1,2                                                                                  900             18,909
------------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1,2                                                                                10,400            136,032
------------------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                                                       14,500            279,705
------------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                                                        8,400            246,960
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                                            37,850          1,100,300
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                                        34,300            980,980
------------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                                   400             15,500
------------------------------------------------------------------------------------------------------------------------------------
Town Sports International Holdings, Inc. 1                                                                 3,000             65,400
------------------------------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc., Cl. B                                                                                   4,300             73,917
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                                    25,900          1,407,147
------------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                               35,200          1,101,760
------------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                                                                                   9,300            364,932
------------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                                                                                 28,200            963,030
                                                                                                                    ---------------
                                                                                                                         26,134,091
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Greetings Corp., Cl. A 2                                                                         63,900          1,483,119
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                                  2,000            142,880
------------------------------------------------------------------------------------------------------------------------------------
Blyth, Inc. 2                                                                                             51,100          1,078,721
------------------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                                       2,950            110,566
------------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                                             18,700            660,858
------------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                                                                       4,900            111,279
------------------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                                                        59,400          1,145,232
------------------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                                          21,900            271,122
------------------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                                     15,400            349,118
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                                   28,600            889,174


                  2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Sealy Corp. 2                                                                                              2,900    $        50,692
------------------------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                                              9,900            476,190
------------------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                                              9,900            205,920
------------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                       13,400            741,824
------------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                       112,400          2,921,276
------------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                   28,300            705,519
                                                                                                                    ---------------
                                                                                                                         11,343,490
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
1-800-FLOWERS.com, Inc. 1,2                                                                                9,700             75,466
------------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                                        9,100            370,006
------------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                                                           43,301          1,003,717
------------------------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 2                                                                                         18,600            307,458
------------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                                                      1,100             41,481
------------------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                                     29,000            672,510
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                                                   42,900          2,284,854
------------------------------------------------------------------------------------------------------------------------------------
Systemax, Inc. 2                                                                                          19,400            363,362
------------------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                                           900             11,124
                                                                                                                    ---------------
                                                                                                                          5,129,978
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Hasbro, Inc.                                                                                              37,000          1,058,940
------------------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1                                                                                      9,300            222,270
------------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                              52,000          1,433,640
------------------------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                                            21,300            328,659
------------------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1                                                                                                5,500            222,145
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                                                                       5,800            187,166
------------------------------------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1                                                                                 3,100             41,695
                                                                                                                    ---------------
                                                                                                                          3,494,515
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc. 2                                                                                          24,700          1,159,665
------------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc. 2                                                                                      600             13,920
------------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                                                                   4,300            135,794
------------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                                                                              41,500            394,665
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                                99,600          1,359,540
------------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                                            27,700            259,826
------------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                                                          13,500            412,830
------------------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp. 2                                                                            9,600            270,528
------------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                         2,600             24,284
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1                                                                    46,300            193,997
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1                                                                                40,600            244,818
------------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                              33,100          1,161,810
------------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                                            11,100            145,521
------------------------------------------------------------------------------------------------------------------------------------
Journal Register Co. 2                                                                                    12,100             72,116
------------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1                                                                                            9,400            148,802
------------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc. 2                                                                                   50,400          1,514,520


                  3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                                            23,500    $       373,650
------------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc. 1                                                                                       77,700          1,714,062
------------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp. 1                                                                            13,100            402,432
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                                            39,700          1,101,675
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                                         58,200            473,748
------------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                             9,100            522,249
------------------------------------------------------------------------------------------------------------------------------------
National CineMedia, Inc. 1                                                                                 3,290             87,843
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                                                       3,900            276,471
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                                                                                   9,200             59,432
------------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                                        34,800          1,082,280
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                                  109,500          1,691,775
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                               17,400            558,714
------------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.                                                                                        10,968             75,350
------------------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                                          32,100            523,230
                                                                                                                    ---------------
                                                                                                                         16,455,547
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 Cents Only Stores 1                                                                                    42,700            628,971
------------------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1                                                                                          76,700          2,399,176
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                                    26,600            870,618
------------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                                35,000          1,338,400
------------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                                40,500          1,199,610
------------------------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                                             9,600            141,120
------------------------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                                 13,600            286,280
------------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                                                                52,000          1,083,680
                                                                                                                    ---------------
                                                                                                                          7,947,855
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.2%
Aeropostale, Inc. 1                                                                                       76,100          3,061,503
------------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                                           40,050          1,201,100
------------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 2                                                                           52,100          1,471,825
------------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                         5,034            106,922
------------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                           9,700          1,242,958
------------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                      21,800            860,010
------------------------------------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                                                       12,600            218,988
------------------------------------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp.                                                                                   400             10,368
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                                                                             277,400          1,786,456
------------------------------------------------------------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                                                                   13,400            190,816
------------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                      53,250          2,236,500
------------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                                      52,400          1,870,680
------------------------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1,2                                                                                              800             14,200
------------------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                                        35,400            418,782
------------------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                                         21,950            513,411
------------------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                                                           10,800            311,796
------------------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                                                  96,900          1,254,855
------------------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                                9,600            186,912


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                                          25,700    $       442,040
------------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                                              4,100            238,866
------------------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                                91,400          1,902,034
------------------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                                                                      50,400          2,127,384
------------------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                                                         23,500            975,955
------------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                                                  16,800            668,136
------------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                                          61,900          2,480,333
------------------------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                                                                            14,800            207,200
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                                                                                   14,600            397,850
------------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                               29,450          1,385,623
------------------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                                            9,100            196,287
------------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                      15,600            548,184
------------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                           20,900          1,102,266
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                                61,500          2,041,800
------------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                                                                10,700            204,263
------------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                             2,600             85,696
------------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                          42,000          1,135,260
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                                                                   95,800          2,680,484
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                         35,900          1,234,960
------------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1                                                                             38,800            356,572
------------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                                  27,413            487,951
------------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                      19,800          1,307,592
------------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                                   13,800            459,540
------------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                                  50,000          1,425,000
------------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                                      25,075            584,498
------------------------------------------------------------------------------------------------------------------------------------
Syms Corp. 1,2                                                                                             3,200             59,680
------------------------------------------------------------------------------------------------------------------------------------
United Retail Group, Inc. 1                                                                                1,100             13,222
------------------------------------------------------------------------------------------------------------------------------------
West Marine, Inc. 1,2                                                                                      3,800             69,198
------------------------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                                 49,700            325,535
                                                                                                                    ---------------
                                                                                                                         42,101,491
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Cherokee, Inc. 2                                                                                           3,300            142,098
------------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 2                                                                                  9,900            616,869
------------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                                 10,600            752,812
------------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                                                             8,400            222,348
------------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                                                                       24,300            714,177
------------------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A 2                                                                                     2,900             78,358
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                                            61,600          1,806,728
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                       17,100            732,735
------------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                                                                 15,600            359,892
------------------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc.                                                                                         9,600            282,720
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                                  4,000            197,760
------------------------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                                                                       10,500            335,895
------------------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                                 17,300          1,017,240


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                                             8,800    $       775,720
------------------------------------------------------------------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 1                                                                               41,800          1,403,226
------------------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd. 2                                                                                      28,700            838,040
------------------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                                          9,300            143,127
------------------------------------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                                             5,600            214,872
------------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                                                                              87,450          2,498,447
------------------------------------------------------------------------------------------------------------------------------------
Xerium Technologies, Inc. 2                                                                                1,300             10,426
                                                                                                                    ---------------
                                                                                                                         13,143,490
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Boston Beer Co., Inc., Cl. A 1,2                                                                           7,300            243,455
------------------------------------------------------------------------------------------------------------------------------------
Cott Corp. 1,2                                                                                             1,200             16,056
------------------------------------------------------------------------------------------------------------------------------------
Jones Soda Co. 1,2                                                                                           900             18,198
------------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                                   10,700            217,959
------------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                                                                           12,200          1,154,364
------------------------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 1,2                                                                               12,900            226,266
------------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                          27,400            873,786
                                                                                                                    ---------------
                                                                                                                          2,750,084
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Arden Group, Inc., Cl. A 2                                                                                 1,505            200,918
------------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                                            13,000            325,130
------------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                                             14,600            596,264
------------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                                   20,700          1,068,948
------------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                                                          10,700            368,722
------------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                                                                    12,500            565,250
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                                    1,800             23,040
------------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                                            23,200            716,184
------------------------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1                                                                                      7,200            156,744
------------------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc.                                                                                      16,000            428,800
------------------------------------------------------------------------------------------------------------------------------------
Topps Co., Inc. (The)                                                                                      1,500             14,580
------------------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                                         1,300             58,110
------------------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                                                                                6,700            121,940
                                                                                                                    ---------------
                                                                                                                          4,644,630
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cal-Maine Foods, Inc.                                                                                      7,300             98,185
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                                          26,400          1,233,936
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                                     25,400          1,046,480
------------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                                     28,100            847,777
------------------------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                                                                             1,700             51,119
------------------------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co. 2                                                                                       9,600            321,888
------------------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                                      6,300            248,787
------------------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                                                                     2,700            143,964
------------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.                                                                              12,000            252,480
------------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                                                                                  28,700          1,845,410
------------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc. 2                                                                                12,700            383,286


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                                             450    $     1,017,000
------------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                                  38,100            739,521
                                                                                                                    ---------------
                                                                                                                          8,229,833
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                                                                          19,900          1,267,431
------------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                                14,100          1,203,153
                                                                                                                    ---------------
                                                                                                                          2,470,584
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Alberto-Culver Co.                                                                                        37,400            855,712
------------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                                                         39,300          2,316,342
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                                    8,500            185,470
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                                                      17,800            869,530
------------------------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                                          4,800             77,088
------------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                              34,000          1,803,360
------------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. 1                                                                       12,400            234,112
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1,2                                                                                49,000            664,930
------------------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                                           2,000             23,700
------------------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                                                           29,700          1,392,039
                                                                                                                    ---------------
                                                                                                                          8,422,283
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Alliance One International, Inc. 1                                                                         5,100             47,073
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                                17,300          1,308,053
------------------------------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                                           20,300          1,245,405
------------------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                                 27,300          1,582,854
                                                                                                                    ---------------
                                                                                                                          4,183,385
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.0%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Basic Energy Services, Inc. 1,2                                                                            6,200            144,460
------------------------------------------------------------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                                                                                 4,900            242,697
------------------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                              21,800            365,379
------------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                                   5,900            107,911
------------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                                                                        208,400          1,396,280
------------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                               25,700          1,121,805
------------------------------------------------------------------------------------------------------------------------------------
Horizon North Logistics, Inc. 1                                                                            1,470              4,011
------------------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1,2                                                                                            13,700          1,318,488
------------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc. 1,2                                                                                   101,800          1,402,804
------------------------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                                           74,600             53,632
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                                            13,200            871,596
------------------------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1,2                                                                                    15,100            305,473
------------------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                                                                                11,800            402,616
------------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. 1                                                                    17,800            375,402
------------------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1                                                                                    123,000          1,154,970
------------------------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                                        4,600             57,057
------------------------------------------------------------------------------------------------------------------------------------
Savanna Energy Services Corp. 1                                                                            5,760             96,341


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                                                   10,200    $     1,003,680
------------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                         7,100              5,166
------------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                       126,700             92,185
------------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                                           18,100          1,060,298
------------------------------------------------------------------------------------------------------------------------------------
Todco 1                                                                                                   18,100            729,973
------------------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                                  11,100            219,693
------------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                                                           10,700            398,682
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                                    18,300          1,238,544
                                                                                                                    ---------------
                                                                                                                         14,169,143
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.2%
Alberta Clipper Energy, Inc. 1                                                                             7,887             29,581
------------------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                                   11,500            416,300
------------------------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                                   4,700             18,035
------------------------------------------------------------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                                                                           24,500            147,276
------------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                  7,400             82,685
------------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                  6,300             70,394
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC                                                                                          6,700            458,816
------------------------------------------------------------------------------------------------------------------------------------
Delek US Holdings, Inc.                                                                                    4,200             80,346
------------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                      5,000              6,713
------------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                     35,000             46,990
------------------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                                    5,887             12,748
------------------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                                    9,700             21,005
------------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                                                                           3,700            127,058
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                        10,500            342,720
------------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                             10,350            151,597
------------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                             11,250            164,779
------------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                                  37,600          1,085,888
------------------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                                     700             52,955
------------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                               17,900          1,061,470
------------------------------------------------------------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                                                                      20,565            127,362
------------------------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                                    19,500             64,521
------------------------------------------------------------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                                                                                 1,500             93,000
------------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                                           45,050             68,287
------------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1,3                                                                         27,900             42,291
------------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                        10,100            602,465
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                               69,500          1,866,770
------------------------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                                    910              2,278
------------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                        15,500            970,300
------------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                                         25,200            436,553
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co. 2                                                                                       9,700            466,570
------------------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                                        8,840            116,003
------------------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                                  46,420            158,821
------------------------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                                     4,800             40,703


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                                 35,955    $        37,372
------------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                                                                                3,300             67,782
------------------------------------------------------------------------------------------------------------------------------------
Sound Energy Trust                                                                                        16,966             57,019
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                              17,600          1,239,744
------------------------------------------------------------------------------------------------------------------------------------
Sure Energy, Inc. 1                                                                                        6,023              4,747
------------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                                       2,700            112,779
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp. 2                                                                                    9,100            492,401
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                              12,200          1,225,246
------------------------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                                      11,833             36,488
------------------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                                          1,464              7,418
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                       44,312             71,007
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                                     21,300             34,132
------------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                       77,900            124,829
------------------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 1,2                                                                                           174,500          2,835,625
------------------------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                                   17,500             90,650
------------------------------------------------------------------------------------------------------------------------------------
Valero GP Holdings LLC                                                                                     1,700             47,175
------------------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                                        2,482             12,405
------------------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                                  55,300          2,157,806
                                                                                                                    ---------------
                                                                                                                         18,087,905
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.8%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Apollo Investment Corp. 2                                                                                 12,100            258,940
------------------------------------------------------------------------------------------------------------------------------------
Ares Capital Corp. 2                                                                                      22,300            405,191
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                                                                    24,900          1,072,692
------------------------------------------------------------------------------------------------------------------------------------
Cowen Group, Inc. 1                                                                                        3,300             54,912
------------------------------------------------------------------------------------------------------------------------------------
FCStone Group, Inc. 1                                                                                     18,200            679,224
------------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                                               800             34,664
------------------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                                    7,600            466,564
------------------------------------------------------------------------------------------------------------------------------------
HFF, Inc., Cl. A 1                                                                                        11,400            171,000
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                 41,500            867,765
------------------------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                                     97,900          1,550,736
------------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                                                                             2,000             33,480
------------------------------------------------------------------------------------------------------------------------------------
MCG Capital Corp. 2                                                                                       14,000            262,640
------------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                              35,700          2,211,258
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                                 2,900            128,470
------------------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                                                           18,950            470,150
------------------------------------------------------------------------------------------------------------------------------------
Technology Investment Capital Corp. 2                                                                        600             10,146
------------------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                                       3,600            120,132
                                                                                                                    ---------------
                                                                                                                          8,797,964
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Amcore Financial, Inc. 2                                                                                   5,100            161,925
------------------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc.                                                                                         5,700            139,365
------------------------------------------------------------------------------------------------------------------------------------
Banner Corp.                                                                                                 600             24,930
------------------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp.                                                                            9,200            336,444


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Chittenden Corp. 2                                                                                        15,200    $       458,888
------------------------------------------------------------------------------------------------------------------------------------
Citizens Banking Corp.                                                                                     2,600             57,616
------------------------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                                         7,700            311,465
------------------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                                              4,990            168,313
------------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                            18,300          1,081,896
------------------------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                                                800             16,736
------------------------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc. 2                                                                              515             18,658
------------------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                                            15,700            264,545
------------------------------------------------------------------------------------------------------------------------------------
Financial Institutions, Inc. 2                                                                               600             12,042
------------------------------------------------------------------------------------------------------------------------------------
First BanCorp 2                                                                                            7,100             94,146
------------------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                                     1,300            261,300
------------------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                                14,800            168,424
------------------------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                                  100              3,069
------------------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                                           4,500             94,995
------------------------------------------------------------------------------------------------------------------------------------
Frontier Financial Corp. 2                                                                                10,650            265,718
------------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                                       31,500            847,035
------------------------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                                           1,000             33,910
------------------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                                      9,700            426,606
------------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                                     26,100            497,466
------------------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp.                                                                                     2,127             43,327
------------------------------------------------------------------------------------------------------------------------------------
International Bancshares Corp. 2                                                                           1,300             38,571
------------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp. 1                                                                               6,400            183,680
------------------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                                           5,315            100,454
------------------------------------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                                                                           1,100             12,958
------------------------------------------------------------------------------------------------------------------------------------
Porter Bancorp, Inc.                                                                                       2,500             56,650
------------------------------------------------------------------------------------------------------------------------------------
Preferred Bank 2                                                                                           5,800            227,418
------------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp. 2                                                                               7,251            238,268
------------------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                                            2,415             54,603
------------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                                    2,600             66,794
------------------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc. 2                                                                                5,650             63,167
------------------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US 2                                                                    10,775            336,072
------------------------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc. 2                                                                                 500             17,500
------------------------------------------------------------------------------------------------------------------------------------
UMB Financial Corp. 2                                                                                      5,800            219,008
------------------------------------------------------------------------------------------------------------------------------------
Umpqua Holdings Corp. 2                                                                                    6,400            171,328
------------------------------------------------------------------------------------------------------------------------------------
United Community Banks, Inc. 2                                                                             6,300            206,577
------------------------------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co. 2                                                                              500             11,520
------------------------------------------------------------------------------------------------------------------------------------
West Coast Bancorp 2                                                                                       1,900             60,743
                                                                                                                    ---------------
                                                                                                                          7,854,130
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.9%
Advanta Corp., Cl. B 2                                                                                    42,600          1,867,584
------------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                                       41,400            946,404
------------------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                                          45,200          1,853,200
------------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance Corp. 1,2                                                                                2,428             66,017
------------------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                                     20,000            294,600


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp. (The) 2                                                                            20,300    $       911,267
------------------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                                33,000          1,318,350
                                                                                                                    ---------------
                                                                                                                          7,257,422
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Asset Acceptance Capital Corp. 1                                                                           2,100             32,487
------------------------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                                      11,200            483,616
------------------------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A                                                            55,300          2,698,640
------------------------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                                            3,800             89,794
                                                                                                                    ---------------
                                                                                                                          3,304,537
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.0%
Affirmative Insurance Holdings, Inc.                                                                       4,200             72,660
------------------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                               5,300             97,944
------------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                               16,900          1,459,991
------------------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                                             11,900            156,247
------------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                            15,200            517,408
------------------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                                                     10,850            434,868
------------------------------------------------------------------------------------------------------------------------------------
Amerisafe, Inc. 1                                                                                          8,700            163,995
------------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                                  4,600            313,766
------------------------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                                  30,700            993,452
------------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                             10,900            285,689
------------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                            25,600          1,372,928
------------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                                       2,600             86,112
------------------------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc.                                                                               14,600            323,682
------------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 1                                                                                     12,100            521,389
------------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1                                                                                        27,400            578,140
------------------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                                16,800            504,672
------------------------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2                                                                 5,900            148,385
------------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                                       54,650          2,198,570
------------------------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                                    15,900            338,034
------------------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                               7,966            135,263
------------------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                                                  5,800            149,640
------------------------------------------------------------------------------------------------------------------------------------
Employers Holdings, Inc. 1                                                                                 4,400             88,088
------------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                                                                        10,300            403,039
------------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                                24,700            593,047
------------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                                14,500            735,440
------------------------------------------------------------------------------------------------------------------------------------
First Mercury Financial Corp. 1,2                                                                          3,600             73,980
------------------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                                             8,100            361,827
------------------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2                                                                 1,800             44,064
------------------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                             15,000            691,800
------------------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                                  25,400            825,246
------------------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                                                                20,000            981,000
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                                                                             37,550            771,653
------------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                                        31,800          1,490,148
------------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                                         17,600            507,760
------------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                                       19,700          1,456,027


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                                               900    $       436,347
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                                17,700          1,159,173
------------------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1,2                                                                     27,200            298,928
------------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The)                                                                                          4,700            199,374
------------------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                                 800            195,840
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                                19,100          1,028,726
------------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                                                                               600             30,102
------------------------------------------------------------------------------------------------------------------------------------
NYMAGIC, Inc. 2                                                                                            1,400             57,190
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                                                 13,200            518,892
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                                       82,200          2,461,890
------------------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                                          28,750            635,950
------------------------------------------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                                                             8,100            202,500
------------------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd. 2                                                                                 10,100            692,254
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                                    4,300            189,157
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                  87,800          1,218,664
------------------------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                                  5,100            100,572
------------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                                       9,700            496,155
------------------------------------------------------------------------------------------------------------------------------------
ProCentury Corp. 2                                                                                        15,700            364,240
------------------------------------------------------------------------------------------------------------------------------------
Pxre Group Ltd. 1                                                                                            800              3,840
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc. 2                                                                      12,000            692,640
------------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                                6,600            330,924
------------------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                                 26,500          1,455,645
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                              20,800          1,381,744
------------------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                                            13,200            529,584
------------------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                                      12,600            231,840
------------------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                                         39,000            992,940
------------------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                                14,000            449,820
------------------------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                                       1,600             66,864
------------------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                                                       10,400            335,088
------------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                                 500             32,560
------------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                                                                                  4,800             80,880
------------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                                    33,906            786,619
------------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                               4,600            161,598
------------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                                                     5,800            112,404
------------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                                                                 6,400            253,312
------------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                           53,600          2,533,672
                                                                                                                    ---------------
                                                                                                                         40,593,882
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.5%
Acadia Realty Trust 2                                                                                      4,600            119,922
------------------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                                                         7,300            249,222
------------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc. 2                                                                    6,700            672,479
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                                                                                         2,200            129,338
------------------------------------------------------------------------------------------------------------------------------------
American Home Mortgage Investment Corp. 2                                                                  3,200             86,368
------------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust, Inc. 2                                                                                 2,200             66,968
------------------------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                                 19,200            229,248


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                                            5,100    $        71,859
------------------------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                                                                               13,500            355,050
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                                   15,914            531,687
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                      1,300             91,403
------------------------------------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                                                                     3,700            168,609
------------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                                          9,700            434,948
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                                                                               6,500            105,300
------------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                               11,854            541,372
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                                          9,800            447,664
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties, Inc. 2                                                                                 2,200             72,292
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc. 2                                                                      8,000            160,480
------------------------------------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc.                                                                                27,600            326,508
------------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                               41,400            786,600
------------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                                12,800            510,720
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Investments, Inc.                                                                              1,600             69,552
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                                                                 8,200            418,446
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                                             7,700            463,925
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                                       22,900            375,102
------------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                                          2,100            113,421
------------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.                                                                                          17,900            474,350
------------------------------------------------------------------------------------------------------------------------------------
Extra Space Storage, Inc. 2                                                                                1,600             30,304
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                                            1,700            154,054
------------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                                                                16,800            436,296
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                                     21,500            973,950
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust 2                                                                                 900             25,713
------------------------------------------------------------------------------------------------------------------------------------
Franklin Street Properties Corp. 2                                                                         1,100             21,098
------------------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                                            3,300             18,216
------------------------------------------------------------------------------------------------------------------------------------
Getty Realty Corp. 2                                                                                         500             14,370
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                                    6,700            181,034
------------------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                                   5,700            174,876
------------------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                                     7,000            307,300
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                             10,900            406,570
------------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust                                                                                   1,600             18,848
------------------------------------------------------------------------------------------------------------------------------------
Highland Hospitality Corp.                                                                                21,800            388,040
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                                19,100            754,259
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                                                                       14,600            771,026
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                               5,100            238,680
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust 2                                                                                    7,400             91,020
------------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                                29,200            535,528
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                                       9,000            146,520
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                                        3,800            280,250
------------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group Trust                                                                                    3,700             73,815
------------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp.                                                                                       17,900            490,997
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                                  12,500            579,500
------------------------------------------------------------------------------------------------------------------------------------
Lexington Realty Trust 2                                                                                  10,200            215,526
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust 2                                                                                   7,200            350,784
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co. Real Estate Investment Trust                                                           17,176            423,045


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                                                       9,900    $       256,509
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                                     7,500            357,225
------------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                                  11,800            419,608
------------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                                                                           8,600            126,334
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                                  9,900            556,974
------------------------------------------------------------------------------------------------------------------------------------
National Health Investors, Inc.                                                                              700             21,938
------------------------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                                        24,500            592,655
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                                        32,700          1,022,202
------------------------------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp. 2                                                                              15,900            440,907
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                                        15,300            262,395
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                                 6,800            355,300
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                               10,500            465,465
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc. 2                                                                                    7,000            320,110
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                                    6,200            437,224
------------------------------------------------------------------------------------------------------------------------------------
RAIT Financial Trust 2                                                                                     9,200            257,048
------------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                                        4,600            164,266
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                                     32,400            913,680
------------------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                                      1,400             73,052
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                                      1,200            100,260
------------------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc. 2                                                                                       1,500             85,350
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                                         29,000            693,100
------------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp. 2                                                                                      666             91,362
------------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                                7,800            432,198
------------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                                                      22,400            333,760
------------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                                          28,600            654,082
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc. 2                                                                                      800             24,816
------------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                                            15,000            408,900
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                                     12,800            516,992
------------------------------------------------------------------------------------------------------------------------------------
U-Store-It Real Estate Investment Trust                                                                    5,800            116,696
------------------------------------------------------------------------------------------------------------------------------------
UDR, Inc. 2                                                                                                6,700            205,154
------------------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                               8,300            349,679
------------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2                                                                 15,100            565,042
------------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors 2                                                                              3,400            161,704
------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels, Inc. 2                                                                                     6,900            103,707
                                                                                                                    ---------------
                                                                                                                         28,060,146
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
CB Richard Ellis Group, Inc., Cl. A 1                                                                     24,600            840,828
------------------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co. 2                                                                               400             30,180
------------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                                                   6,800            709,104
------------------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                                 2,400             80,688
                                                                                                                    ---------------
                                                                                                                          1,660,800
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Astoria Financial Corp.                                                                                   16,600            441,394
------------------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                                        3,336             37,930


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          Shares              Value
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                                                                       11,200    $       237,552
------------------------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc. 2                                                                               800             18,224
------------------------------------------------------------------------------------------------------------------------------------
City Bank (Lynnwood Washington)                                                                            1,600             51,376
------------------------------------------------------------------------------------------------------------------------------------
Clayton Holdings, Inc. 1,2                                                                                 1,700             26,078
------------------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                                  72,000          1,228,320
------------------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                                  22,500          1,452,150
------------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                                            6,000            163,200
------------------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                                               300              8,610
------------------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                                           2,300             79,580
------------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                      100,900          1,403,519
------------------------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                                                600             12,870
------------------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                              30,100          1,710,583
------------------------------------------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc. 2                                                                                  18,700            223,465
------------------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                                    2,700             48,249
------------------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                                   16,700            115,731
------------------------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                                         600             31,212
------------------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                                       1,100             16,214
------------------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                                       23,900            988,026
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                     12,300            724,716
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                                 62,400            803,088
------------------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                                       18,510            561,408
------------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                     24,300          1,098,846
------------------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                                        23,600            411,820
------------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                                      13,800            757,344
------------------------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                                              7,900            213,616
------------------------------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                                                                   9,700            401,677
------------------------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc.                                                                                   8,600            201,756
------------------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                                    4,800            230,448
------------------------------------------------------------------------------------------------------------------------------------
Westfield Financial, Inc. 2                                                                                5,800             62,176
------------------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                                     3,300            212,784
                                                                                                                    ---------------
                                                                                                                         13,973,962
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.6%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Alexion Pharmaceuticals, Inc. 1,2                                                                          7,300            315,652
------------------------------------------------------------------------------------------------------------------------------------
Allos Therapeutics, Inc. 1,2                                                                               2,800             16,716
------------------------------------------------------------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                                                                          2,500             45,000
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Celera Genomics Group 1                                                                     18,200            258,440
------------------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                                  5,400             68,580
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                                             3,500            148,435
------------------------------------------------------------------------------------------------------------------------------------
Immunomedics, Inc. 1                                                                                      33,700            154,346
------------------------------------------------------------------------------------------------------------------------------------
Incyte Corp. 1,2                                                                                          11,600             76,444
------------------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                                                                          4,000             28,280
------------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                                            27,600            255,852
------------------------------------------------------------------------------------------------------------------------------------
Maxygen, Inc. 1                                                                                            1,400             15,610


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                                                          2,700    $        34,938
------------------------------------------------------------------------------------------------------------------------------------
Omrix Biopharmaceuticals, Inc. 1                                                                           5,500            210,485
------------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. 1,2                                                                                         4,200            110,418
------------------------------------------------------------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1,2                                                                           20,800            162,864
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                                        7,600            164,312
------------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                                         33,301            400,278
------------------------------------------------------------------------------------------------------------------------------------
Trimeris, Inc. 1,2                                                                                         4,200             28,896
                                                                                                                    ---------------
                                                                                                                          2,495,546
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Accuray, Inc. 1                                                                                            3,950             87,848
------------------------------------------------------------------------------------------------------------------------------------
Analogic Corp.                                                                                             4,200            264,096
------------------------------------------------------------------------------------------------------------------------------------
Biosite, Inc. 1,2                                                                                         23,700          1,990,089
------------------------------------------------------------------------------------------------------------------------------------
Candela Corp. 1,2                                                                                          1,200             13,704
------------------------------------------------------------------------------------------------------------------------------------
Cholestech Corp. 1                                                                                         3,500             60,340
------------------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                                            11,300            330,299
------------------------------------------------------------------------------------------------------------------------------------
Cutera, Inc. 1                                                                                             4,700            170,093
------------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                               23,600          1,034,860
------------------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                                          3,200            115,808
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                              21,100          1,069,770
------------------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                                                      11,900            303,450
------------------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                                                          3,800            219,032
------------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                                         80,300          2,363,229
------------------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                                    2,800            127,624
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                                  17,500            886,200
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                                            17,800            818,800
------------------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                                6,300            174,888
------------------------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                                                                    15,100            603,245
------------------------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1,2                                                                                          18,300            219,600
------------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                              22,000            584,320
------------------------------------------------------------------------------------------------------------------------------------
SurModics, Inc. 1,2                                                                                        2,000             72,000
------------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                                                 19,900            676,401
------------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                                      51,200          2,377,216
------------------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp. 1                                                                                      13,400            357,110
                                                                                                                    ---------------
                                                                                                                         14,920,022
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Air Methods Corp. 1,2                                                                                      2,700             64,854
------------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc. 1                                                                                  18,700            163,251
------------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                                        77,600          2,359,040
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                   31,200          1,645,800
------------------------------------------------------------------------------------------------------------------------------------
Animal Health International, Inc. 1                                                                        4,700             56,823
------------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                                            77,400          2,496,150
------------------------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1,2                                                                         500             12,700
------------------------------------------------------------------------------------------------------------------------------------
Centene Corp. 1,2                                                                                         51,900          1,089,381


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                              48,400    $     2,369,664
------------------------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                                            10,200            308,550
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                              22,100          1,238,705
------------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                                        21,700            395,591
------------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                                                                  16,800            494,928
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                    4,700            379,384
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                                               8,600            542,746
------------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1                                                                            3,800             44,346
------------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                                      80,100          1,886,355
------------------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                                      20,700            967,725
------------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                            22,300          1,293,846
------------------------------------------------------------------------------------------------------------------------------------
InVentiv Health, Inc. 1,2                                                                                 13,200            505,428
------------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                                                67,300          2,206,094
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                                    16,000          1,162,080
------------------------------------------------------------------------------------------------------------------------------------
Landauer, Inc. 2                                                                                           1,000             50,480
------------------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                                        24,800          1,021,512
------------------------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                                                                        1,000             32,430
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                                          19,500            819,000
------------------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                                           4,500            244,620
------------------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                                         11,100            303,030
------------------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                               47,800          1,462,202
------------------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                                2,400            122,352
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1                                                                                 9,700            127,361
------------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                               55,200          1,166,928
------------------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                                           300              5,250
------------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                                             3,800            156,446
------------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. 1,2                                                                             2,700             33,345
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                                           12,600            497,952
------------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                             10,800            920,700
                                                                                                                    ---------------
                                                                                                                         28,647,049
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
AMICAS, Inc. 1                                                                                             4,900             13,916
------------------------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                                        1,900             50,958
------------------------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                                                            16,040            251,186
------------------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                                          29,100            863,106
------------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                                        20,600            430,952
------------------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1                                                                                     17,100            224,523
------------------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1,2                                                                                   9,886            197,819
------------------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                                     3,800            126,388
                                                                                                                    ---------------
                                                                                                                          2,158,848
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Applera Corp./Applied Biosystems Group                                                                    26,200            774,734
------------------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                                      4,500            314,280


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp. 1                                                                                39,900    $       419,748
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1                                                          14,400            666,144
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                                        16,700          1,062,955
------------------------------------------------------------------------------------------------------------------------------------
Luminex Corp. 1,2                                                                                          2,000             27,440
------------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                                             14,100            507,177
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                         23,800            576,436
------------------------------------------------------------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                                                                     14,900            387,400
------------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                            44,600          2,598,396
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                            15,700            910,600
                                                                                                                    ---------------
                                                                                                                          8,245,310
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Alpharma, Inc., Cl. A                                                                                     90,000          2,167,200
------------------------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                                                                           20,100            332,454
------------------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                                         16,100            308,959
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                                        600             17,640
------------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1                                                                           30,000            741,900
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                              17,800            350,126
------------------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                                     48,700          1,221,396
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                                     39,800          1,226,636
------------------------------------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1                                                                          8,800            559,944
------------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                                                                           18,700            433,840
------------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                               19,500            152,880
------------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                               70,800          1,250,328
------------------------------------------------------------------------------------------------------------------------------------
Pozen, Inc. 1,2                                                                                           19,600            289,100
------------------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                                                                   89,300          2,114,624
------------------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                                                     113,400          1,627,290
                                                                                                                    ---------------
                                                                                                                         12,794,317
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
AerCap Holdings NV 1,2                                                                                    15,300            445,383
------------------------------------------------------------------------------------------------------------------------------------
Aeroviroment, Inc. 1                                                                                       9,700            221,742
------------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                                7,900            694,568
------------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                                                                    16,200          1,090,746
------------------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                                     650             11,310
------------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                                         9,900            541,926
------------------------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                                              1,400             30,296
------------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                                                                    12,500            481,750
------------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                                                                    21,400            322,926
------------------------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                                                   1,900             48,108
------------------------------------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                                                           23,400            630,162
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                               119,400          2,237,556
------------------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                                              3,200            119,808


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
United Industrial Corp. 2                                                                                  3,900    $       215,280
                                                                                                                    ---------------
                                                                                                                          7,091,561
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
ABX Air, Inc. 1                                                                                           24,200            165,770
------------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                                                                    11,800            622,214
------------------------------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                                               19,900            788,637
------------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                                  76,600          2,220,634
------------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                                 42,400          1,142,256
                                                                                                                    ---------------
                                                                                                                          4,939,511
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
Alaska Air Group, Inc. 1                                                                                  18,200            693,420
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                                               46,600          1,418,970
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                                       31,500          1,146,285
------------------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                                                             34,200            199,728
------------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines Holdings, Inc. 1,2                                                                       1,700             10,217
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                                                               11,600            200,564
------------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                                         13,900            319,144
------------------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                             60,500          1,623,215
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1,2                                                                                             11,500            438,955
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                  10,400            472,992
                                                                                                                    ---------------
                                                                                                                          6,523,490
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
American Woodmark Corp. 2                                                                                  8,500            312,460
------------------------------------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                                                               3,600            237,096
------------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                                                                                 6,000            120,240
------------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                                            18,900            303,723
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1,2                                                                                  17,900            315,398
------------------------------------------------------------------------------------------------------------------------------------
Insteel Industries, Inc. 2                                                                                 9,900            166,221
------------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                                19,000            678,300
------------------------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                                          12,300            406,392
------------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                                         32,300          1,600,465
                                                                                                                    ---------------
                                                                                                                          4,140,295
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.1%
ABM Industries, Inc.                                                                                      52,400          1,382,836
------------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1                                                                                       26,200            631,158
------------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                                       54,900          1,932,480
------------------------------------------------------------------------------------------------------------------------------------
American Reprographics Co. 1,2                                                                             3,000             92,370
------------------------------------------------------------------------------------------------------------------------------------
AMREP Corp. 2                                                                                              2,100            162,225
------------------------------------------------------------------------------------------------------------------------------------
Angelica Corp.                                                                                               400             11,016
------------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                                      13,400            861,084
------------------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                                        7,900            124,267
------------------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                                            28,600            203,060
------------------------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                                4,200            121,464
------------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.                                                                                     12,700            281,686


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                                                                          70,200    $     1,705,860
------------------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                                   14,300            646,646
------------------------------------------------------------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1                                                                                25,000            497,500
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                                           26,000          1,925,300
------------------------------------------------------------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                                                                              3,400             68,748
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                                             6,050            319,501
------------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp. 1                                                                                   15,000            332,700
------------------------------------------------------------------------------------------------------------------------------------
CRA International, Inc. 1,2                                                                                5,100            266,118
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                              82,300          2,759,519
------------------------------------------------------------------------------------------------------------------------------------
Diamond Management & Technology Consultants, Inc. 2                                                       22,500            263,025
------------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                               36,500          1,335,535
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                                     4,400            401,280
------------------------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                                             18,200            487,032
------------------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1,2                                                                                        15,500            309,225
------------------------------------------------------------------------------------------------------------------------------------
First Consulting Group, Inc. 1,2                                                                          10,100             91,910
------------------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1,2                                                                                  2,500            113,300
------------------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                                     46,600          2,387,318
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                                         12,674            363,110
------------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                              17,600            852,720
------------------------------------------------------------------------------------------------------------------------------------
ICT Group, Inc. 1                                                                                          5,700             99,750
------------------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                                                        15,600            641,316
------------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                              175,900          2,527,683
------------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A                                                                                    84,600          1,352,754
------------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                                               10,300            331,660
------------------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                                           9,800            134,946
------------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                               70,500          1,680,015
------------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                                              98,600          2,261,884
------------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                                      105,700          2,007,243
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1,2                                                                                    800             29,136
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1,2                                                                                    2,300            109,503
------------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                            16,700          1,231,959
------------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                     13,000            435,370
------------------------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1,2                                                                                   22,800            282,948
------------------------------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc. 1,2                                                                                    5,400             61,830
------------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                               48,700          1,488,272
------------------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1                                                                                     13,800            249,504
------------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                                   44,150          1,228,253
------------------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                                              12,700            406,273
------------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc. 2                                                                                           11,800            271,518
------------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                                              13,700            237,284
------------------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1,2                                                                                 5,400            194,994
------------------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                                        43,500            383,670
------------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                                    46,600            926,874
------------------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1,2                                                                                             7,300            278,495


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                                      94,800    $     1,806,888
------------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                                 12,800            766,976
------------------------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                              54,200          2,092,120
------------------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                                       57,450          1,504,616
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                                  5,500            164,670
------------------------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                                                 4,700            129,109
------------------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                               57,900          2,816,835
                                                                                                                    ---------------
                                                                                                                         49,064,341
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Baker (Michael) Corp. 1                                                                                    1,700             41,310
------------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                              26,400            811,800
------------------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                                                                 24,200            289,916
------------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                                       46,600          2,748,468
------------------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                                16,900            933,894
------------------------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc. 1                                                                              85,900          2,622,527
------------------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                                   3,300             68,607
------------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2                                                                   3,300             81,609
------------------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                                                          10,100            372,286
------------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                                                   21,800            549,796
------------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                                                     2,500            166,050
                                                                                                                    ---------------
                                                                                                                          8,686,263
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Acuity Brands, Inc.                                                                                       46,000          2,504,240
------------------------------------------------------------------------------------------------------------------------------------
AZZ, Inc. 1,2                                                                                                200              8,400
------------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co. 2                                                                                     11,100            418,914
------------------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                                          51,600          2,765,244
------------------------------------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                                                                         25,100            431,218
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                                      5,600            299,208
------------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                                                                          111,100          1,008,788
------------------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                                             28,700            971,495
------------------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                                                                            7,600            211,204
------------------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc. 2                                                                                     3,400             56,916
------------------------------------------------------------------------------------------------------------------------------------
Powell Industries, Inc. 1                                                                                    700             22,400
------------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                                        22,400          1,038,912
------------------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1                                                                                    11,500            398,705
------------------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                                             15,100            151,302
------------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                                   48,000          1,976,160
                                                                                                                    ---------------
                                                                                                                         12,263,106
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Sequa Corp., Cl. A 1                                                                                       7,100            850,367
------------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                             8,100            551,367
------------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                                            37,400            852,346
                                                                                                                    ---------------
                                                                                                                          2,254,080


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.3%
Accuride Corp. 1                                                                                          10,400    $       151,840
------------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1                                                                                               9,200            340,124
------------------------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                                                    10,600            306,234
------------------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                                   3,200            128,800
------------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                                                                 11,600            357,860
------------------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                                            6,200            371,256
------------------------------------------------------------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1                                                                           3,000             61,800
------------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                             10,000          1,447,200
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp. 1,2                                                                                5,800            189,776
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                                4,000            334,240
------------------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp.                                                                                      15,000            232,800
------------------------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1                                                                                 4,700             50,478
------------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                                    37,100          1,292,935
------------------------------------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The)                                                                                      1,275             40,838
------------------------------------------------------------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                                                                       3,500            149,975
------------------------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                                             9,700            245,992
------------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                                            49,800          2,119,488
------------------------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                                3,000             95,370
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  7,100            451,063
------------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                                   9,600          1,265,664
------------------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                                                                                4,200             91,602
------------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                                  25,800            776,580
------------------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                             10,600          1,456,546
------------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                                            16,600            759,450
------------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                             42,100          1,955,966
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                                28,100          1,067,800
------------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                      3,900            336,609
------------------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                                                                    13,300            444,619
------------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                                      8,200            305,778
------------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                 15,200          1,067,040
------------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                                     1,900             50,787
------------------------------------------------------------------------------------------------------------------------------------
Tennant Co.                                                                                               10,200            321,198
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                                             12,300            882,648
------------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                               10,600            268,498
------------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                            39,400          2,018,856
------------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                                39,600          2,290,068
------------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 2                                                                                   15,000            231,300
------------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                              75,700          2,610,893
                                                                                                                    ---------------
                                                                                                                         26,569,971
------------------------------------------------------------------------------------------------------------------------------------
MARINE--0.3%
American Commercial Lines, Inc. 1,2                                                                       13,300            418,285
------------------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                                                                                50,000          1,641,000
                                                                                                                    ---------------
                                                                                                                          2,059,285
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Arkansas Best Corp. 2                                                                                      6,600            234,630


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Avis Budget Group, Inc. 1                                                                                 36,600    $       999,912
------------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                             13,300            662,872
------------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                                 32,000          1,633,280
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1,2                                                                                  29,500          1,049,610
------------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                               31,300          1,082,980
------------------------------------------------------------------------------------------------------------------------------------
P.A.M. Transportation Services, Inc. 1,2                                                                   3,300             68,046
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                        5,700            281,238
------------------------------------------------------------------------------------------------------------------------------------
Saia, Inc. 1                                                                                               9,600            228,000
------------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                                          65,900          2,053,444
------------------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc. 2                                                                                 2,600             47,242
------------------------------------------------------------------------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                                                                                   13,400            538,948
                                                                                                                    ---------------
                                                                                                                          8,880,202
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc. 2                                                                   61,575          1,511,051
------------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                                 15,800            165,900
------------------------------------------------------------------------------------------------------------------------------------
Houston Wire & Cable Co. 1,2                                                                               8,300            232,566
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                                                   8,800            192,896
------------------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A                                                                                         7,800            181,818
------------------------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                                          5,000             96,050
------------------------------------------------------------------------------------------------------------------------------------
TAL International Group, Inc. 2                                                                            3,900             93,600
------------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                                         58,800          1,519,980
------------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                       15,200          1,174,048
                                                                                                                    ---------------
                                                                                                                          5,167,909
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Macquarie Infrastructure Co. Trust 2                                                                       7,500            294,750
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
ADTRAN, Inc. 2                                                                                            63,500          1,546,225
------------------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                                                12,600            221,886
------------------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                                                      193,000          2,717,440
------------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                             86,600          1,022,746
------------------------------------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                                                                         31,500            436,590
------------------------------------------------------------------------------------------------------------------------------------
Carrier Access Corp. 1,2                                                                                   1,700              8,687
------------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                                       77,300          3,316,170
------------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                                                      25,100            972,123
------------------------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                              10,500            133,350
------------------------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1                                                                                   17,500            142,100
------------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                                                  33,100            862,586
------------------------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1,2                                                                                12,700            244,729
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                                                  59,200            250,416
------------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                                                        44,500            436,990
------------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                                                                          1,100             26,004
------------------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                                                                     78,800          2,495,596


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1                                                                        5,300    $       269,664
------------------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                                            9,000            161,730
------------------------------------------------------------------------------------------------------------------------------------
OpNext, Inc. 1                                                                                            12,500            184,875
------------------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1,2                                                                         7,300             36,573
------------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                                           66,900          2,229,777
------------------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc. 1,2                                                                                         10,800            305,640
------------------------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                                                              900              7,326
------------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                                                                   195,700          1,579,299
------------------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                                        100                830
------------------------------------------------------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                                                                          6,200             92,442
------------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                                                                      200,300          1,660,487
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                                          20,700            682,479
                                                                                                                    ---------------
                                                                                                                         22,044,760
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
ActivIdentity Corp. 1                                                                                      2,100             10,605
------------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                                   236,200          2,248,624
------------------------------------------------------------------------------------------------------------------------------------
Cray, Inc. 1,2                                                                                            21,300            293,727
------------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                                                                             17,600            839,696
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                                         39,900            935,655
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                                            51,800            947,422
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                                          27,700            165,092
------------------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                             25,000          1,009,500
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                      17,000            993,820
------------------------------------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                                                                  18,800            301,552
------------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                                                          500             21,360
                                                                                                                    ---------------
                                                                                                                          7,767,053
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Acacia Research Corp. 1,2                                                                                 25,400            401,828
------------------------------------------------------------------------------------------------------------------------------------
Aeroflex, Inc. 1                                                                                          24,800            326,120
------------------------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                                            18,900            424,683
------------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                             30,100          1,087,814
------------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                                 23,400            355,680
------------------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                                                                      4,800            181,344
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                                 6,200            146,692
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp. 2                                                                                            24,100            522,247
------------------------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1                                                                                  6,700            128,774
------------------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                               27,300            377,286
------------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                         21,000            724,710
------------------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1                                                                                   4,400            120,252
------------------------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                                                                  4,500            129,915
------------------------------------------------------------------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                                                                               10,000            106,100
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                                                                            54,000          1,053,000
------------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                               21,800            391,964


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
IPG Photonics Corp. 1                                                                                      6,620    $       127,104
------------------------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1,2                                                                                           16,200          1,053,648
------------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                                        27,600          1,120,560
------------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                                          13,300            196,441
------------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                                      11,100            994,227
------------------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                                       13,100            508,804
------------------------------------------------------------------------------------------------------------------------------------
Newport Corp. 1,2                                                                                         29,900            489,463
------------------------------------------------------------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                                                                     2,400            170,208
------------------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                                14,400            390,528
------------------------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                                             29,300            840,910
------------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                                   13,400            191,620
------------------------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                                            30,700            526,505
------------------------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                                         10,500            171,570
------------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                                                        35,700          2,112,726
------------------------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                                          16,500            731,775
------------------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1                                                                                             6,200            131,688
------------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                         11,600            415,396
------------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                                           1,500             39,285
------------------------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                                                                  15,000            143,100
------------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                                            27,600            385,848
------------------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1,2                                                                                            12,300            196,923
                                                                                                                    ---------------
                                                                                                                         17,416,738
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
AsiaInfo Holdings, Inc. 1                                                                                 19,100            131,217
------------------------------------------------------------------------------------------------------------------------------------
CMGI, Inc. 1,2                                                                                           256,400            543,568
------------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                                      7,200            397,800
------------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                                        200,800          1,475,880
------------------------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                                                                     2,900             52,055
------------------------------------------------------------------------------------------------------------------------------------
Internap Network Services Corp. 1,2                                                                        2,200             34,650
------------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                                        31,100            525,590
------------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                                        41,000          1,136,520
------------------------------------------------------------------------------------------------------------------------------------
National Information Consortium, Inc. 2                                                                    4,700             25,192
------------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                                       59,900          1,315,404
------------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                                                      41,383            324,857
------------------------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                                21,600            129,600
------------------------------------------------------------------------------------------------------------------------------------
Savvis, Inc. 1,2                                                                                           6,046            289,482
------------------------------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                                          22,200            475,746
------------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                                                         27,300            228,228
------------------------------------------------------------------------------------------------------------------------------------
Switch & Data Facilities Co. 1                                                                            11,970            216,896
------------------------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                                                                     26,400            323,400
------------------------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1                                                                                          9,800            360,346
------------------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                                                      152,000          2,132,560
------------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                                        42,600          1,113,138


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                          39,700    $       997,264
------------------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                                          21,700            402,969
------------------------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                              56,900          3,235,334
------------------------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                                         3,400             24,446
------------------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                                        52,300          1,202,377
                                                                                                                    ---------------
                                                                                                                         17,094,519
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.9%
Acxiom Corp.                                                                                              29,600            633,144
------------------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                                179,100          2,052,486
------------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                                          16,300            567,892
------------------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                                           30,900            243,183
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                 26,400          1,376,232
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                         43,200          1,097,712
------------------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                                          48,400          1,194,512
------------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                                         95,000          2,376,900
------------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                                                     14,800          1,112,960
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                            29,900          1,586,494
------------------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                                              14,300            405,548
------------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                                    29,400            704,130
------------------------------------------------------------------------------------------------------------------------------------
infoUSA, Inc. 2                                                                                           22,500            216,450
------------------------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                                   1,100             26,587
------------------------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                                                           22,900            310,982
------------------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1,2                                                                                     26,500            465,605
------------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                             34,900          1,166,009
------------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                        150,400          2,128,160
------------------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                                        13,100            193,225
------------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                                             111,700          1,996,079
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                                      31,200          1,021,800
------------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                                 37,300            680,352
------------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc. 2                                                                                             7,800            270,270
------------------------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                                  400              6,436
------------------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                             23,600            751,660
------------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                                              32,500            412,750
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp. 1                                                                                     2,600             78,858
                                                                                                                    ---------------
                                                                                                                         23,076,416
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Dionex Corp. 1,2                                                                                          16,100          1,096,571
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Actel Corp. 1                                                                                             17,000            280,840
------------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                                      83,000          1,746,320
------------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. 1                                                                                     56,400          1,275,768
------------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                                                                                     67,700            741,315
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                               217,300          2,711,904


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1,2                                                                         120,800    $       440,920
------------------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                                                                              39,600            278,388
------------------------------------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                                                                          21,000            502,530
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                             44,300            222,829
------------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                                            56,800          1,736,376
------------------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                                              48,800            372,832
------------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                               36,100            619,115
------------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                                                      33,900            259,674
------------------------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                               5,700            107,160
------------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                                                                25,700             85,067
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                             59,700          2,480,535
------------------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1                                                                                               9,300            123,132
------------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                                      46,700            780,824
------------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                               25,100            905,106
------------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                                                               29,700          1,193,049
------------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                      28,600            441,012
------------------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                                         21,100            556,407
------------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                                      47,400            438,450
------------------------------------------------------------------------------------------------------------------------------------
LTX Corp. 1                                                                                               72,800            445,536
------------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                                 9,800             89,180
------------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                                         179,300          1,975,886
------------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                                                                         6,300             56,259
------------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                                   84,900          2,166,648
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                  31,300          1,002,226
------------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                                93,300            832,236
------------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                                                                 2,700             16,821
------------------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                                                    109,600            894,336
------------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                                                                      70,600            348,058
------------------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                                         7,200            239,112
------------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                          46,000            760,840
------------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                              43,300          1,720,742
------------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1,2                                                                          10,100             50,500
------------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                         19,700          1,051,586
------------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                                3,700             72,150
------------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                             50,200          1,178,194
------------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                             47,700            811,854
                                                                                                                    ---------------
                                                                                                                         32,011,717
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.2%
Actuate Corp. 1                                                                                           56,800            296,496
------------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                                                                 24,200            843,854
------------------------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1                                                                                           16,000            526,560
------------------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                                          24,300            768,852


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                                34,800    $       452,400
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                       13,500            156,465
------------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                           78,189          1,909,375
------------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                      43,600          1,342,444
------------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                            59,200          1,246,752
------------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                            17,400            685,386
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                        106,000          1,005,940
------------------------------------------------------------------------------------------------------------------------------------
Double-Take Software, Inc. 1                                                                               3,800             51,338
------------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                                                   17,600            244,816
------------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                                             2,400            150,840
------------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                          27,600          1,067,568
------------------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1                                                                               11,000            114,620
------------------------------------------------------------------------------------------------------------------------------------
Glu Mobile, Inc. 1                                                                                         6,070             60,700
------------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                           25,100            603,655
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                                24,700          1,280,201
------------------------------------------------------------------------------------------------------------------------------------
i2 Technoloogies, Inc. 1,2                                                                                13,400            321,600
------------------------------------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1                                                                           6,900            105,156
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                            16,000            437,760
------------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                                 7,800            117,234
------------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                                            22,700          1,214,450
------------------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1                                                                           10,400            124,384
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                                            43,200          1,184,976
------------------------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                                         10,600            213,378
------------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                            40,000          1,163,200
------------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                                                                146,200          2,388,908
------------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                                    19,700          1,063,603
------------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                            20,000          2,527,800
------------------------------------------------------------------------------------------------------------------------------------
OPNET Technologies, Inc. 1,2                                                                               5,400             72,954
------------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                             34,000            649,060
------------------------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                                                   14,800            592,000
------------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                                    57,500            935,525
------------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1,2                                                                                  1,200             16,920
------------------------------------------------------------------------------------------------------------------------------------
Sourcefire, Inc. 1                                                                                         9,200            162,196
------------------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                                            13,800            498,180
------------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                                            41,100          1,039,008
------------------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                                                                         8,700            151,380
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                          42,100          1,104,283
------------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                                                                        18,000            607,320
------------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                                   295,200          2,515,104
------------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                                             11,700            378,963
------------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                                   12,500            327,375
------------------------------------------------------------------------------------------------------------------------------------
VA Software Corp. 1                                                                                       31,000            124,930
------------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                                               15,900            284,133


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                                     1,400    $        45,010
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                                45,700            454,258
                                                                                                                    ---------------
                                                                                                                         33,629,310
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--8.3%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.8%
Albemarle Corp.                                                                                           23,600            975,624
------------------------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                                                                    15,200            474,544
------------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                             15,800          1,036,480
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                               22,200          1,059,606
------------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                  17,900            552,036
------------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                              57,600          2,220,480
------------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                               13,800            298,218
------------------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                                  2,700            203,661
------------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                                         65,300          1,780,731
------------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                                         120,100          2,346,754
------------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc.                                                                                   17,600            304,304
------------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc. 2                                                                                           4,600            265,144
------------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                                  15,000            708,300
------------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc.                                                                                     9,200            236,072
------------------------------------------------------------------------------------------------------------------------------------
Landec Corp. 1,2                                                                                           8,700            123,366
------------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                      19,200            989,376
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                     41,300          1,237,761
------------------------------------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                                                           13,300            463,771
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                         31,900            762,410
------------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                                         35,300          1,435,651
------------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                                          41,200          1,840,816
------------------------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1,2                                                                                 5,700             31,122
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1                                                                                      13,000            359,320
------------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                                                        111,900            682,590
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1,2                                                                               31,100            860,848
------------------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                                      6,700            157,852
------------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                               83,100          2,142,318
------------------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                            74,600          2,188,764
------------------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                               4,300            112,875
------------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                                49,400            864,500
------------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                                     20,600            296,640
------------------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                                       18,100            503,723
------------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                                     125,700          3,320,994
                                                                                                                    ---------------
                                                                                                                         30,836,651
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc. 2                                                                                    3,100            138,353
------------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                                                                      20,100            439,185
------------------------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                                                                                    7,200             56,304
                                                                                                                    ---------------
                                                                                                                            633,842


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
AEP Industries, Inc. 1                                                                                     6,400    $       275,200
------------------------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc.                                                                                          10,100            675,993
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Corp. 2                                                                                         2,500             37,750
------------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                                    33,200            812,072
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                                                                               24,900            118,026
------------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                                                        16,300          1,811,093
------------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                                    19,900            371,732
------------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                                26,100            636,840
------------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                            36,600          1,234,884
------------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                                      65,200          2,164,640
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                                                          10,600            334,960
------------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                                     19,500            996,645
------------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                       20,900            785,422
                                                                                                                    ---------------
                                                                                                                         10,255,257
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
A. M. Castle & Co. 2                                                                                       2,800             82,208
------------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                               100,600          2,353,034
------------------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                                    66,000            140,061
------------------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                                       3,600            174,492
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                                  48,600          2,278,368
------------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 2                                                                                     48,000          2,792,160
------------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                                  46,800          2,995,668
------------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                                      3,200            100,320
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                                    42,700          1,426,180
------------------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                                           17,300             50,049
------------------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                                     3,100             67,934
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc.                                                                                 6,200            140,244
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                                                     147,600          1,337,256
------------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                         2,500            137,505
------------------------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                                       24,300            404,544
------------------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                                        900             22,981
------------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                                    51,500          2,379,300
------------------------------------------------------------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                                                                     72,404            260,266
------------------------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                              47,223          1,999,894
------------------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                                           6,800            618,868
------------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                                        18,700            751,179
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                      24,500          1,058,400
------------------------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc. 2                                                                                   500             14,790
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                 14,600          1,447,882
------------------------------------------------------------------------------------------------------------------------------------
Universal Stainless & Alloy Products, Inc. 1                                                               3,400            161,398
                                                                                                                    ---------------
                                                                                                                         23,194,981
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                                                                           47,400          1,129,068
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                                                            27,500            356,950
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc. 1,2                                                                            11,400            136,344


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                                      10,400    $       413,296
------------------------------------------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                                                                     7,600            188,860
                                                                                                                    ---------------
                                                                                                                          2,224,518
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alaska Communications Systems Group, Inc. 2                                                               29,600            436,600
------------------------------------------------------------------------------------------------------------------------------------
Aruba Networks, Inc. 1,2                                                                                   8,000            117,360
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                                                                                2,400             62,712
------------------------------------------------------------------------------------------------------------------------------------
BigBand Networks, Inc. 1                                                                                  29,500            531,295
------------------------------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                                                                         38,100          1,117,473
------------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                          27,900          1,260,801
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                                  489,600          2,301,120
------------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                               76,191          1,139,055
------------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1                                                                       57,700          1,363,451
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                                17,070            339,522
------------------------------------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                                                 14,600            351,860
------------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                              27,000          1,521,450
------------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                            16,100            309,281
------------------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                                    52,000            728,000
------------------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                                                                    12,100            670,098
------------------------------------------------------------------------------------------------------------------------------------
IDT Corp., Cl. B 2                                                                                         6,000             68,100
------------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2                                                                  20,400            408,000
------------------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                                           5,100            111,027
------------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                                                          16,200            181,764
                                                                                                                    ---------------
                                                                                                                         13,018,969
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cellcom Israel Ltd. 1                                                                                     29,580            539,539
------------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                                                         12,600            103,698
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1                                                                     124,500          1,069,455
------------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1,2                                                                               2,600             27,404
------------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                            23,000          1,371,260
------------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                                      18,100            360,733
                                                                                                                    ---------------
                                                                                                                          3,472,089
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
ALLETE, Inc. 2                                                                                             8,300            386,946
------------------------------------------------------------------------------------------------------------------------------------
Central Vermont Public Service Corp.                                                                       1,800             51,876
------------------------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                                               21,600            557,928
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1                                                                                    37,100            977,585
------------------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc. 2                                                                                           43,700          1,478,808
------------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp.                                                                                          11,100            380,064
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co. 2                                                                            3,900            113,880
------------------------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp. 2                                                                                      19,366            672,000
------------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                                    57,300          2,151,615


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Westar Energy, Inc.                                                                                       18,200    $       500,864
                                                                                                                    ---------------
                                                                                                                          7,271,566
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                                                                         14,000             76,397
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                                             5,400            218,484
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                                                      15,700          1,131,028
                                                                                                                    ---------------
                                                                                                                          1,425,909
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                                                                        18,800            588,064
------------------------------------------------------------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                                                                                1,200             31,620
------------------------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                               10,500            326,340
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                              29,600          1,481,480
------------------------------------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                                             12,100            585,882
------------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                                               10,500            479,535
------------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                               27,500          1,237,500
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                                                                             3,800            100,244
------------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc. 2                                                                            7,400            281,570
------------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp. 2                                                                                     34,600          1,344,902
------------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                                 24,200            646,382
------------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                                                                      20,100            642,798
                                                                                                                    ---------------
                                                                                                                          7,746,317
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
Alliant Energy Corp.                                                                                       2,300            103,086
------------------------------------------------------------------------------------------------------------------------------------
Avista Corp. 2                                                                                            92,600          2,243,698
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                                         14,900            547,873
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                  70,700          1,268,358
------------------------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                                    8,800            428,472
------------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                         19,000            462,840
------------------------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc.                                                                                  215             11,935
------------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                            31,100            760,084
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                                           7,900            306,520
------------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                                       20,400            658,920
------------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                         38,900            960,437
                                                                                                                    ---------------
                                                                                                                          7,752,223
                                                                                                                    ---------------
Total Common Stocks (Cost $686,980,872)                                                                                 797,454,589

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $3,213)                                                    60              5,310
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 5,6
(Cost $12,949,724)                                                                                    12,949,724         12,949,724


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $699,933,809)                                                                              $   810,409,623
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--23.4% 7
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.38%, 4/25/07                   $       1,135,106          1,135,106
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 4/25/07                          627,444            627,444
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 5.39%, 4/25/07                          1,111,541          1,111,541
------------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 4/25/07                                        1,109,499          1,109,499
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A, 5.40%,
4/25/07                                                                                                1,501,509          1,501,509
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.41%, 4/25/07                           769,880            769,880
------------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.41%, 6/15/07                                                            2,250,000          2,250,000
                                                                                                                    ---------------
                                                                                                                          8,504,979
------------------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.7%
Wachovia Bank NA, 5.36%, 4/2/07                                                                        6,000,000          6,000,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.6%
Kommunalkredit International Bank, 5.35%, 4/16/07                                                      4,934,063          4,934,063
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.6%
Undivided interest of 0.30% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $10,382,111 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                                    10,377,391         10,377,391
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.67% in joint repurchase agreement (Principal Amount/Value
$1,500,000,000 with a maturity value of $1,500,684,688) with Barclays Capital, 5.4775%, dated
3/30/07, to be repurchased at $10,004,565 on 4/2/07, collateralized by Private Label CMOs,
0.00%, 5/25/35-2/25/47, with a value of $1,575,000,000                                                10,000,000         10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.33% in joint repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of $750,342,344) with Barclays Capital, 5.4775%, dated
3/30/07, to be repurchased at $25,011,411 on 4/2/07, collateralized by AAA Asset-Backed
Securities, 0.00%, 9/15/10-11/25/46, with a value of $772,500,000                                     25,000,000         25,000,000
                                                                                                                    ---------------
                                                                                                                         45,377,391
------------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.4%
CDC Financial Products, Inc., 5.49%, 4/2/07                                                            3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--14.5%
American Express Credit Corp., 5.33%, 4/16/07                                                          4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.31%, 4/10/07                                                         6,569,223          6,569,223
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.35%, 6/11/07                                                           6,506,240          6,506,240
------------------------------------------------------------------------------------------------------------------------------------
ANZ National (Int'l) Ltd., 5.37%, 4/2/07                                                               7,995,794          7,995,794
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 4/2/07                                                                            5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 4/2/07                                                                      2,999,566          2,999,566
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.39%, 4/2/07                                                                      4,996,439          4,996,439
------------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.40%, 6/7/07                                                                             8,000,000          8,000,000


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal, 5.41%, 5/1/07                                                   $       6,000,000    $     6,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 4/2/07                                                                            1,000,000          1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.39%, 4/2/07                                                                            4,496,787          4,496,787
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 4/2/07                                                                 5,000,000          5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 4/2/07                                                                    7,500,000          7,500,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.60%, 4/2/07                                                               7,000,000          7,000,000
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 4/10/07                                                                     2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 4/2/07                                                                            2,999,250          2,999,250
------------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 4/2/07                                                                       3,000,180          3,000,180
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.33%, 4/30/07                                                                2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 4/2/07                                                                 2,500,000          2,500,000
------------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 4/2/07                                                                 4,000,000          4,000,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.31%, 4/23/07                                                       7,250,000          7,250,000
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.35%, 6/15/07                                                               7,008,284          7,008,284
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 4/2/07                                                                     3,000,000          3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 4/2/07                                                                     3,499,296          3,499,296
                                                                                                                    ---------------
                                                                                                                        117,321,059
------------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.5%
Natexis Banques Populaires NY, 5.37%, 4/2/07                                                           2,000,000          2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.39%, 4/2/07                                                           1,999,806          1,999,806
                                                                                                                    ---------------
                                                                                                                          3,999,806

                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $189,137,298)                             189,137,298

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $889,071,107)                                                            123.9%       999,546,921
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (23.9)      (193,089,771)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $   806,457,150
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $160,444 or 0.02% of the Fund's net assets as of March 31, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $34,132, which represents less than 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES        GROSS         GROSS           SHARES
                                  DECEMBER 31, 2006    ADDITIONS    REDUCTIONS   MARCH 31, 2007
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23%                 7,142,041   60,481,464    54,673,781       12,949,724

                                                                                       DIVIDEND
                                                                         VALUE           INCOME
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23%                                          $12,949,724         $ 89,612

6. Rate shown is the 7-day yield as of March 31, 2007.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                EXPIRATION   CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                  DATE            (000S)         MARCH 31, 2007   DEPRECIATION
--------------------------------------------------------------------------------------------------
CONTRACTS TO SELL

Canadian Dollar (CAD)               4/2/07            14,168  CAD           $12,272            $28

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                               ACQUISITION                     VALUATION AS OF     UNREALIZED
SECURITY                              DATE              COST    MARCH 31, 2007   DEPRECIATION
---------------------------------------------------------------------------------------------
Tusk Energy Corp.                 11/15/04           $38,148           $34,132         $4,016

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

$185,780,960, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $189,162,796 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 891,129,604
                                              ==============

Gross unrealized appreciation                 $ 120,077,414
Gross unrealized depreciation                   (11,660,097)
                                              --------------
Net unrealized appreciation                   $ 108,417,317
                                              ==============


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.3%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bayerische Motoren Werke AG                                                                              635,930    $    37,573,550
------------------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                                    19,480         29,731,207
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                       575,000         36,840,207
                                                                                                                    ---------------
                                                                                                                        104,144,964
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.5%
Carnival Corp.                                                                                           999,400         46,831,884
------------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                            524,500         21,179,310
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                         549,400         24,750,470
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                                          125,831          4,131,032
                                                                                                                    ---------------
                                                                                                                         96,892,696
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Koninklijke (Royal) Philips Electronics NV 2                                                           1,178,000         44,989,941
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                             1,033,800         52,225,619
                                                                                                                    ---------------
                                                                                                                         97,215,560
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy Holdings, Inc.                                                                                520,600         12,149,100
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--5.4%
Getty Images, Inc. 1                                                                                     231,800         11,272,434
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                                       1,543,296         45,990,221
------------------------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                                            1,044,058         17,915,630
------------------------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                                          3,040,840          8,779,131
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                                         9,396,210         30,067,872
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                  1,078,500         37,132,755
------------------------------------------------------------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                                                                           2,085,150          4,267,206
------------------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                                          1,371,500         20,781,530
------------------------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd. 1                                                                   4,170,300         28,328,718
------------------------------------------------------------------------------------------------------------------------------------
Zee News Ltd. 1                                                                                        1,885,392          1,683,037
                                                                                                                    ---------------
                                                                                                                        206,218,534
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
H&M Hennes & Mauritz AB, B Shares                                                                      1,376,950         79,271,052
------------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                                            663,000         41,209,995
------------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                            783,300         35,624,484
                                                                                                                    ---------------
                                                                                                                        156,105,531
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Bulgari SpA                                                                                            1,284,618         18,550,502
------------------------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                                     1,299,628         16,700,259
------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                                            371,400         18,588,570
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                                        471,570         52,316,874
                                                                                                                    ---------------
                                                                                                                        106,156,205
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.4%
Companhia de Bebidas das Americas, ADR, Preference                                                       477,115         26,222,240
------------------------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                                             1,088,380         22,049,456
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                               2,497,100         27,549,370


                    1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV, Series C                                                                        3,449,300    $    17,671,091
                                                                                                                    ---------------
                                                                                                                         93,492,157
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Seven & I Holdings Co. Ltd.                                                                              431,053         13,057,626
------------------------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                                              3,919,983         34,269,092
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                    743,300         34,897,935
                                                                                                                    ---------------
                                                                                                                         82,224,653
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Cadbury Schweppes plc                                                                                  3,749,214         48,103,736
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.8%
Colgate-Palmolive Co.                                                                                    379,200         25,326,768
------------------------------------------------------------------------------------------------------------------------------------
Hindustan Lever Ltd.                                                                                   3,934,500         18,516,885
------------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                                  1,224,988         63,784,132
                                                                                                                    ---------------
                                                                                                                        107,627,785
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                                                                      105,493          3,930,669
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
GlobalSantaFe Corp.                                                                                      169,400         10,448,592
------------------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                               597,970         43,642,272
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                                       527,500         43,096,750
                                                                                                                    ---------------
                                                                                                                         97,187,614
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
BP plc, ADR                                                                                              437,669         28,339,068
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                            354,244         26,199,886
------------------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                                       622,515         43,492,473
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil Oyj 2                                                                                          105,900          3,649,822
------------------------------------------------------------------------------------------------------------------------------------
Total SA                                                                                                 286,310         20,060,326
                                                                                                                    ---------------
                                                                                                                        121,741,575
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--14.0%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.4%
Credit Suisse Group                                                                                      770,953         55,324,118
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                           515,600         40,608,656
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                     597,300         35,921,622
                                                                                                                    ---------------
                                                                                                                        131,854,396
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
HSBC Holdings plc                                                                                      2,049,283         35,616,898
------------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                                           236,450          8,689,538
------------------------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc.                                                                                      5,213         13,929,123
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                                 1,612,493         62,955,037
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                  200,478         34,646,253
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                      1,157         10,505,686
                                                                                                                    ---------------
                                                                                                                        166,342,535
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Credit Saison Co. Ltd.                                                                                   687,700         22,643,211
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares 2                                                                                  936,738         22,268,790


                    2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JPMorgan Chase & Co.                                                                                     385,963    $    18,672,890
                                                                                                                    ---------------
                                                                                                                         40,941,680
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                                                                 397,571         22,685,401
------------------------------------------------------------------------------------------------------------------------------------
Allianz SE                                                                                               237,151         48,786,724
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                                          6,110         22,240,400
------------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                    104,800         10,078,616
------------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                                 559,426         19,237,083
------------------------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                                         2,472,137         34,904,821
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                   255,900         17,902,764
                                                                                                                    ---------------
                                                                                                                        175,835,809
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.8%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
3SBio, Inc., ADS 1                                                                                        73,100            805,562
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                                            256,000         14,305,280
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                        186,300         15,298,956
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                                  436,160         33,366,240
------------------------------------------------------------------------------------------------------------------------------------
InterMune, Inc. 1                                                                                        271,600          6,697,656
------------------------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                                               202,812          5,369,311
------------------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc. 1                                                                                           191,700            705,456
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                                                        176,802          3,822,459
------------------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                                       271,000          7,994,500
                                                                                                                    ---------------
                                                                                                                         88,365,420
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Boston Scientific Corp. 1                                                                              1,465,353         21,306,233
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                          257,400         12,628,044
------------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                                     1,874,897         23,834,218
                                                                                                                    ---------------
                                                                                                                         57,768,495
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Affymetrix, Inc. 1                                                                                       322,800          9,706,596
------------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                                                    314,361          4,105,555
                                                                                                                    ---------------
                                                                                                                         13,812,151
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
AtheroGenics, Inc. 1                                                                                     736,200          2,068,722
------------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                           647,500         16,374,321
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                        141,300          8,514,738
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                              341,694         19,301,553
------------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                                   139,600         12,739,259
------------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                        266,433         47,140,760
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                                        639,504         55,613,501
------------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                                      980,000         17,630,686
                                                                                                                    ---------------
                                                                                                                        179,383,540
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.6%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Boeing Co.                                                                                               286,600         25,481,606


                    3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense Continued
Empresa Brasileira de Aeronautica SA, ADR                                                                833,734    $    38,235,041
------------------------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                                                1,247,910         38,708,065
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                    229,600         22,275,792
------------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                   248,200         18,421,404
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                             414,100         21,723,686
                                                                                                                    ---------------
                                                                                                                        164,845,594
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Experian Group Ltd.                                                                                      646,239          7,445,794
------------------------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                                           378,000         17,472,043
                                                                                                                    ---------------
                                                                                                                         24,917,837
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Co.                                                                                     856,200         36,893,658
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
3M Co.                                                                                                   456,700         34,905,581
------------------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                                                                 1,377,000         13,243,943
------------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                               623,739         66,665,808
                                                                                                                    ---------------
                                                                                                                        114,815,332
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Fanuc Ltd.                                                                                               104,500          9,654,428
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                                         89,299         17,844,613
                                                                                                                    ---------------
                                                                                                                         27,499,041
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.9%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc. 1                                                                                    621,100         15,856,683
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                                        1,742,100         39,615,354
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                               2,164,200         42,591,456
------------------------------------------------------------------------------------------------------------------------------------
Tandberg ASA 1                                                                                         1,110,150         23,103,945
------------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                             38,566,000        143,127,286
                                                                                                                    ---------------
                                                                                                                        264,294,724
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Benq Corp. 1                                                                                          11,647,000          4,645,848
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                                                                               850,600         28,053,274
------------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                             82,640         18,647,298
------------------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                                            203,700         19,079,717
------------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                            508,500         36,856,690
------------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                              138,200          8,860,587
                                                                                                                    ---------------
                                                                                                                        111,497,566
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                                                                           1,826,400         60,545,160
------------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                           250,100          7,825,629
                                                                                                                    ---------------
                                                                                                                         68,370,789
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Automatic Data Processing, Inc.                                                                          903,100         43,710,040
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                                896,126         41,484,329
                                                                                                                    ---------------
                                                                                                                         85,194,369


                    4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                                              269,450    $    14,474,020
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Advanced Micro Devices, Inc. 1                                                                         2,378,000         31,056,680
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                                         1,173,000         23,448,270
------------------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                                             821,900         13,528,474
------------------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                                          355,100         13,568,371
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                                  493,096         15,576,903
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                          964,165         28,346,451
------------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                         2,692,700         30,778,782
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                                   37,722         22,573,858
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                           11,269,837         23,124,076
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                             783,700         20,164,601
                                                                                                                    ---------------
                                                                                                                        222,166,466
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.8%
Adobe Systems, Inc. 1                                                                                  1,174,100         48,959,970
------------------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                               542,500         13,920,807
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                         1,232,100         33,710,256
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                        2,322,000         64,714,140
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                         71,000         20,636,032
------------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                   907,185         40,488,186
                                                                                                                    ---------------
                                                                                                                        222,429,391
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.2%
Syngenta AG 1                                                                                             47,067          8,976,611
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
KDDI Corp.                                                                                                 5,409         42,991,986
------------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                               1,368,460         32,049,333
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                    26,831,562         71,544,495
                                                                                                                    ---------------
                                                                                                                        146,585,814
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj 2                                                                                             840,200         24,501,484
                                                                                                                    ---------------
Total Common Stocks (Cost $2,534,416,729)                                                                             3,752,246,560
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.2%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 3,4
(Cost $82,571,191)                                                                                    82,571,191         82,571,191

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.6% 5
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
Undivided interest of 0.65% in joint repurchase agreement (Principal
Amount/Value $1,500,000,000 with a maturity value of $1,500,684,688)
with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at
$9,774,460 on 4/2/07, collateralized by Private Label CMOs, 0.00%,
5/25/35-2/25/47, with a value of $1,575,000,000                                                $       9,770,000          9,770,000
------------------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.33% in joint repurchase agreement
(Principal Amount/Value $750,000,000 with a maturity value of
$750,342,344) with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at $10,004,565 on 4/2/07, collateralized by AAA
Asset-Backed Securities, 0.00%, 9/15/10-11/25/46, with a value of
$772,500,000                                                                                   $      10,000,000    $    10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.28% in joint repurchase agreement
(Principal Amount/Value $3,500,000,000, with a maturity value of
$3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $79,949,369 on 4/2/07, collateralized by U.S.
Agency Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of
$3,570,000,000                                                                                        79,913,025         79,913,025
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $99,683,025)                               99,683,025

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,716,670,945)                                                          102.5%     3,934,500,776
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (2.5)       (94,150,895)
                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0    $ 3,840,349,881
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES         GROSS        GROSS           SHARES
                                                            DECEMBER 31, 2006     ADDITIONS   REDUCTIONS   MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%          51,475,095   107,295,352   76,199,256       82,571,191

                                                                                                                 DIVIDEND
                                                                                                   VALUE           INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                    $82,571,191        $ 883,625

4. Rate shown is the 7-day yield as of March 31, 2007.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE    PERCENT
-------------------------------------------------------------------------------
United States                                      $  1,466,169,203       37.3%
United Kingdom                                          480,798,372       12.2
Japan                                                   426,002,461       10.8
Sweden                                                  244,667,128        6.2
Germany                                                 223,245,475        5.7
France                                                  211,648,537        5.4
Switzerland                                             130,743,042        3.3
India                                                   102,969,713        2.6
Mexico                                                   91,210,682        2.3
The Netherlands                                          83,698,006        2.1
Korea, Republic of South                                 72,467,804        1.9
Brazil                                                   64,457,281        1.6
Canada                                                   62,729,556        1.6
Taiwan                                                   58,548,706        1.5
Cayman Islands                                           51,036,757        1.3
Spain                                                    41,209,995        1.1
Finland                                                  28,151,306        0.7
Norway                                                   23,103,945        0.6
Italy                                                    18,550,502        0.5
Hong Kong                                                13,243,943        0.3
Denmark                                                  12,739,259        0.3
Bermuda                                                  10,078,616        0.3
Singapore                                                 8,779,131        0.2
Jersey, Channel Islands                                   7,445,794        0.2
China                                                       805,562        0.0
                                                   ----------------------------
Total                                              $  3,934,500,776      100.0%
                                                   ============================


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                             CONTRACT
                               EXPIRATION      AMOUNT        VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                DATES      (000S)         MARCH 31, 2007   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)       4/2/07       2,048  GBP   $     4,029,589   $     10,332   $         --
Euro (EUR)                         4/2/07       2,185  EUR         2,918,693          6,166             --
Japanese Yen (JPY)                 4/3/07     126,283  JPY         1,072,116            453             --
Mexican Nuevo Peso (MXN)           4/2/07      19,578  MXN         1,773,686          1,485             --
Norwegian Krone (NOK)              4/3/07       8,574  NOK         1,410,719          2,649             --
Swedish Krone (SEK)                4/2/07       3,658  SEK           523,811            555             --
                                                                               ----------------------------
                                                                                     21,640             --
                                                                               ----------------------------
CONTRACTS TO SELL
Swedish Krone (SEK)                4/3/07      10,074  SEK         1,442,924             --         (2,245)
                                                                               ----------------------------
Total unrealized appreciation and depreciation                                 $     21,640   $     (2,245)
                                                                               ============================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $93,744,764, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $99,683,025 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  2,727,248,119
Federal tax cost of other investments                3,639,612
                                              -----------------
Total federal tax cost                        $  2,730,887,731
                                              =================

Gross unrealized appreciation                 $  1,251,257,778
Gross unrealized depreciation                      (44,034,236)
                                              -----------------
Net unrealized appreciation                   $  1,207,223,542
                                              =================


                    9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--83.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.4%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                  $         800,000    $       818,000
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                   1,250,000          1,314,063
9% Sr. Unsec. Nts., 7/1/15                                                                               445,000            490,613
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                                900,000            957,375
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                                        900,000            985,500
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                   400,000            416,000
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                              800,000            704,000
8.25% Sr. Unsec. Nts., 8/1/10                                                                          1,800,000          1,845,000
                                                                                                                    ---------------
                                                                                                                          7,530,551
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     2,250,000          2,419,045
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                              745,000            793,425
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp., 10.25% Sr. Unsec. Sub. Nts., 6/1/16                 830,000            904,700
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.5%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                            1,300,000          1,358,500
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                        1,200,000          1,258,500
------------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                           315,000            329,175
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 1                                                             1,340,000          1,353,400
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 1                                    1,310,000          1,106,950
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                   500,000            489,375
8% Sr. Nts., 11/15/13                                                                                    700,000            720,125
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 1                                                   1,435,000          1,542,625
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                        1,150,000          1,132,750
9% Sr. Sub. Nts., 3/15/12                                                                                600,000            628,500
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                             41,000             44,383
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                            800,000            814,000
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                            510,000            508,725
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                    3,200,000          3,384,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                       800,000            808,000
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                     440,000            435,600
6.375% Sr. Sub. Nts., 7/15/09                                                                            800,000            800,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                     915,000            917,288
8% Sr. Sub. Nts., 4/1/12                                                                               1,700,000          1,772,250
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                              800,000            796,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                          1,000,000          1,050,000
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                       145,000            141,375
6.875% Sr. Sub. Nts., 12/1/11                                                                            150,000            150,750


                       1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                              $       2,350,000    $     2,432,250
------------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 1                                                    610,000            675,575
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                                                  957,000            904,365
9.75% Sr. Nts., 4/15/13                                                                                  850,000            813,875
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                     1,800,000          1,665,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                      480,000            442,200
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                             1,500,000          1,522,500
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                      1,000,000          1,063,750
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                       1,100,000          1,108,250
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                  2,500,000          2,487,500
                                                                                                                    ---------------
                                                                                                                         34,657,536
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                                          300,000            269,250
8.375% Sr. Nts., 4/15/12                                                                                 500,000            483,750
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                          300,000            332,045
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                                  300,000            270,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                                      900,000            823,500
8.875% Sr. Sub. Nts., 4/1/12                                                                             800,000            774,000
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                           150,000            154,125
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                      350,000            359,188
------------------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                                     300,000            272,250
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                         460,000            486,450
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                                                     600,000            531,000
7.75% Sr. Nts., 3/15/13                                                                                  650,000            627,250
9.25% Sr. Sub. Nts., 4/15/12                                                                             700,000            675,500
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                                 500,000            520,625
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                      800,000            798,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                      1,150,000          1,115,500
                                                                                                                    ---------------
                                                                                                                          8,492,433
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                 1,245,000          1,263,675
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                                275,000            272,250
                                                                                                                    ---------------
                                                                                                                          1,535,925
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--14.5%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 3,4                                                               360,000            117,900
8.125% Escrow Shares, Series B, 7/15/03 3,4                                                              575,000            194,063
8.375% Escrow Shares, Series B, 2/1/08 3,4                                                             1,000,000            337,500
10.25% Escrow Shares, Series B, 6/15/11 3,4                                                            1,000,000            350,000
10.875% Escrow Shares, Series B, 10/1/10 3,4                                                           1,000,000            337,500
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                      700,000            721,000
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                               1,050,000          1,073,625


                       2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                           $         900,000    $       821,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                          1,450,000          1,377,500
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 1                                                   625,000            637,500
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                        2,050,000          2,173,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                              1,845,000          1,953,394
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 8.375%
Sr. Nts., Second Lien, 4/30/14 1                                                                       2,450,000          2,563,313
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                              2,700,000          2,484,000
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                                       1,500,000          1,522,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                          900,000            927,000
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09                          800,000            838,000
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                  700,000            734,125
9.875% Sr. Sub. Nts., 8/15/13                                                                          1,772,000          1,942,555
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                                      500,000            468,125
8% Unsec. Nts., 11/15/13                                                                               2,250,000          2,368,125
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                        1,100,000          1,050,500
8.375% Sr. Unsec. Nts., 3/15/13                                                                        1,800,000          1,905,750
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                        2,800,000          2,824,500
7% Sr. Unsec. Nts., 10/1/13                                                                              640,000            662,400
7.125% Sr. Unsec. Nts., 2/1/16                                                                           800,000            830,000
------------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                                     500,000            524,375
------------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 1                                                                  2,300,000          2,377,625
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                   1,357,000          1,329,860
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                       200,000            203,500
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                       785,000            772,244
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5                                               2,200,000          1,941,500
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 1                                                                             1,465,000          1,505,288
8.50% Sr. Unsec. Nts., 10/15/15                                                                          280,000            287,700
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                      957,000            989,299
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                           1,400,000          1,235,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                     800,000            732,000
------------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 1,5                                                              1,090,000            768,450
10% Sr. Nts., 8/1/14 1                                                                                 3,230,000          3,536,850
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,6                                         1,165,000          1,220,338
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                   1,100,000          1,144,000
8.875% Sr. Unsec. Nts., 5/15/11                                                                        1,157,000          1,194,603


                       3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 1                                        $         460,000    $       468,050
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                             4,135,000          4,041,963
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                             1,960,000          1,915,900
6.875% Sr. Nts., 1/15/13                                                                               2,700,000          2,639,250
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            2,855,000          3,047,713
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 1                                    1,000,000          1,085,000
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                           800,000            829,000
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 1                                                  900,000            961,875
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                       4,300,000          4,472,000
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                             730,000            736,388
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                            1,400,000          1,431,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                               400,000            406,000
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                       800,000            766,000
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                                2,365,000          1,821,050
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                                       1,500,000          1,520,625
                                                                                                                    ---------------
                                                                                                                         77,120,571
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                     1,800,000          1,941,750
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                           1,345,000          1,479,500
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                   625,000            700,000
                                                                                                                    ---------------
                                                                                                                          4,121,250
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                                 550,000            547,250
------------------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                              900,000            958,500
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.985% Sr. Sec. Nts., 1/15/14 6                                               1,335,000          1,248,225
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                        350,000            354,375
                                                                                                                    ---------------
                                                                                                                          3,108,350
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 1                                                                1,075,000          1,150,250
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                              2,270,000          2,502,675
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 2                                                       500,000            520,000
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                        975,000            923,813
                                                                                                                    ---------------
                                                                                                                          5,096,738
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                 1,035,000          1,053,113
8.125% Sr. Sub. Nts., 1/15/12                                                                            500,000            520,000
                                                                                                                    ---------------
                                                                                                                          1,573,113
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         1,370,000          1,403,125
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       4,373,000          5,276,116
------------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                        1,200,000          1,308,000
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3,4,7                                                      476,601                 --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                             900,000            929,250


                       4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                                      $       1,170,000    $     1,225,575
                                                                                                                    ---------------
                                                                                                                         10,142,066
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                      350,000            347,813
8.625% Sr. Sub. Nts., 12/15/12                                                                         1,000,000          1,045,000
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                           420,000            403,200
8.625% Sr. Nts., 5/1/09                                                                                  687,000            688,718
8.875% Sr. Unsec. Nts., 3/15/11                                                                          146,000            144,905
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                            1,200,000            978,000
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% Sr. Nts., 4/1/15 2,8                                                                               350,000            346,063
10.625% Sr. Sub. Nts., 4/1/17 2,8                                                                      2,122,000          2,098,128
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                                                      300,000            305,625
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                     925,000            938,875
8% Sr. Nts., Series B, 10/15/09 2                                                                        900,000            942,750
                                                                                                                    ---------------
                                                                                                                          8,239,077
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                             900,000            882,000
------------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 1                                                    460,000            499,100
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                             1,900,000          1,529,500
                                                                                                                    ---------------
                                                                                                                          2,910,600
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                             1,150,000          1,178,750
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                               1,000,000          1,050,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11 2                                                                  1,295,000          1,345,181
------------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 1                                                                             1,630,000          1,682,975
10.50% Sr. Sub. Nts., 11/15/16 1                                                                       1,002,000          1,034,565
                                                                                                                    ---------------
                                                                                                                          6,291,471
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                   2,265,000          2,384,841
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.2%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                             455,000            445,900
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                            700,000            738,500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                           221,000            223,210
------------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                               545,000            523,200
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                                                        660,000            699,600
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                         800,000            815,000
                                                                                                                    ---------------
                                                                                                                          3,445,410
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                         900,000            889,875
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                             450,000            465,750
------------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                        260,000            260,000


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                $       1,150,000    $     1,150,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                        1,920,000          1,953,600
7.50% Sr. Nts., 6/15/14                                                                                  700,000            736,750
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                             195,000            184,275
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                              1,400,000          1,375,500
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                        425,000            442,000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                          3,000,000          3,150,000
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                               1,000,000          1,020,000
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                    850,000            864,875
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                      450,000            451,125
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                          1,165,000          1,229,075
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                       4,612,000          4,997,070
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                             400,000            406,000
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                          1,600,000          1,608,000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15                  195,000            195,308
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                        1,200,000          1,227,000
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                                     200,000            196,000
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                                      440,000            445,500
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                   1,000,000          1,080,269
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                              1,515,000          1,499,850
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                            745,000            737,550
7.375% Sr. Sub. Nts., 7/15/13                                                                            400,000            410,500
7.50% Sr. Sub. Nts., 5/15/16                                                                           1,760,000          1,821,600
------------------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 1                                                                        1,300,000          1,313,000
7.50% Sr. Sec. Nts., 11/30/16 1                                                                        2,600,000          2,626,000
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                     860,000            808,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                   1,300,000          1,301,625
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 1                                                         950,000            973,750
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                          375,000            405,938
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                           515,000            524,656
6.625% Sr. Unsec. Nts., 11/1/15                                                                          515,000            524,013
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                              800,000            790,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                       350,000            345,625
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                      150,000            157,875
8.75% Unsec. Nts., 3/15/32                                                                               900,000          1,041,750
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 2                                               300,000            302,625
                                                                                                                    ---------------
                                                                                                                         39,912,729
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                                            735,000            755,213


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
9.23% Sr. Sec. Nts., 9/15/14 6                                                                 $         735,000    $       757,050
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:                                                                                 691,000            725,550
7.375% Sr. Unsec. Nts., 9/15/13
8% Sr. Nts., 6/15/11                                                                                     825,000            872,438
                                                                                                                    ---------------
                                                                                                                          3,110,251
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                                 517,000            533,156
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2                                                       785,000            812,475
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 5                                      200,000            180,500
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                      865,000            886,625
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 1                                                                 920,000            963,700
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                           270,000            279,788
10.11% Sr. Unsec. Nts., 5/1/10 6                                                                         270,000            279,788
                                                                                                                    ---------------
                                                                                                                          2,590,401
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 6                                                              837,000            900,821
------------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                                260,000            265,200
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                     2,025,000          2,019,938
6.75% Sr. Nts., Series Q, 6/1/16                                                                         500,000            506,250
------------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                            550,000            572,000
                                                                                                                    ---------------
                                                                                                                          4,264,209
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                             455,000            422,013
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 2                                      600,000            628,500
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                      800,000            854,000
                                                                                                                    ---------------
                                                                                                                          1,482,500
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                     700,000            752,500
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                     900,000            931,500
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                          890,000            894,450
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                    1,910,000          1,941,038
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                           1,600,000          1,624,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                     400,000            427,000
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                        3,698,000          3,166,413
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 1                                                            505,000            551,713
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                            185,000            186,619
6.875% Sr. Sub. Nts., 12/15/15                                                                           285,000            288,919
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                         485,000            494,700
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                              1,450,000          1,312,250

                       7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                       $         974,000    $       915,560
7.375% Nts., 2/1/13                                                                                       77,000             71,899
9.875% Sr. Nts., 7/1/14                                                                                1,950,000          1,979,250
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                              650,000            697,125
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                     650,000            728,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 5                                 2,777,000          2,270,198
                                                                                                                    ---------------
                                                                                                                         19,233,134
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 2                                     800,000            778,000
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.3%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                   910,000            914,550
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                   57,000             58,782
------------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 1                                                                455,000            473,200
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                  735,000            746,025
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                                     300,000            304,500
7.625% Sr. Sub. Nts., 2/1/18                                                                             320,000            334,400
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                            684,000            667,755
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                   1,100,000          1,086,250
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                        1,280,000          1,275,200
7.625% Sr. Sub. Nts., 6/15/12                                                                            500,000            517,500
                                                                                                                    ---------------
                                                                                                                          6,378,162
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2,3,4                                                  1,575,000                 --
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                                 700,000            731,500
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                                 100,000            102,875
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                1,060,000          1,070,600
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                       600,000            586,500
                                                                                                                    ---------------
                                                                                                                          2,491,475
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                2,850,000          2,907,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                   283,000            299,980
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,3,4                                    200,000                 --
------------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 1                                                                  730,000            762,850
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            1,100,000          1,083,500
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                      890,000            894,450
7.50% Sr. Nts., 5/1/11                                                                                   500,000            516,250
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                     640,000            675,200
                                                                                                                    ---------------
                                                                                                                          7,139,230
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                      250,000            249,375


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                 $         650,000    $       667,875
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                             277,000            292,235
                                                                                                                    ---------------
                                                                                                                            960,110
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 1                                    1,475,000          1,482,375
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                                           730,000            762,850
9.25% Sr. Nts., 8/1/11                                                                                   800,000            844,000
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 1                                                          600,000            561,000
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                   740,000            754,800
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                                 150,000            153,750
10.50% Sr. Sub. Nts., 8/1/12                                                                             520,000            555,750
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                                   1,700,000          1,657,500
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                      1,000,000            995,000
                                                                                                                    ---------------
                                                                                                                          6,284,650
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% Sr. Nts., 5/15/14                                                                                 800,000            820,000
7.75% Sr. Nts., 5/15/16 1                                                                                455,000            465,238
7.86% Sr. Nts., 5/15/14 1,6                                                                              180,000            184,500
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                            90,000             97,425
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                    1,570,000          1,797,650
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                          500,000            513,750
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                              150,000            149,250
7.50% Sr. Unsec. Nts., 11/1/13                                                                           928,000            946,560
------------------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 1                                                    1,800,000          1,982,250
                                                                                                                    ---------------
                                                                                                                          6,956,623
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 1                                                                440,000            470,800
------------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                            480,000            512,400
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                    575,000            596,563
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14 9                                                      5,000,000          5,012,500
                                                                                                                    ---------------
                                                                                                                          6,592,263
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                                      473,000            499,015
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
NXP BV/NXP Funding LLC, 9.50% Sr. Bonds, 10/15/15 1                                                    3,837,000          3,980,888
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,4                                 1,150,000                 12
                                                                                                                    ---------------
                                                                                                                          3,980,900
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 1                                                                                  75,000             78,375


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
11.75% Sr. Sub. Nts., 8/1/16 1                                                                 $         265,000    $       285,869
                                                                                                                    ---------------
                                                                                                                            364,244
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]                                       846,550                 --
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3,4                                       240,208                 --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3,4 [EUR]                                              1,000,000                 --
                                                                                                                    ---------------
                                                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B, 2/15/13 2                  1,186,000          1,269,020
------------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                             750,000            772,500
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                                             200,000            205,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                                    1,000,000          1,034,000
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                          700,000            754,250
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                   2,490,000          2,729,663
                                                                                                                    ---------------
                                                                                                                          6,764,433
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Conexant Systems, Inc., 9.11% Sr. Sec. Nts., 11/15/10 1,6                                                455,000            472,063
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 1                                       4,036,000          4,066,270
                                                                                                                    ---------------
                                                                                                                          4,538,333
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--9.4%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.7%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                           1,580,000          1,802,654
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec. Disc. Nts., Series B,
10/1/14 5                                                                                              1,600,000          1,494,000
------------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                           400,000            419,000
10.125% Sr. Unsec. Nts., 9/1/08                                                                           57,000             60,278
10.625% Sr. Unsec. Nts., 5/1/11                                                                        1,400,000          1,484,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                                     1,465,000          1,413,725
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 1                                                                  260,000            270,075
8.375% Sr. Sub. Nts., 1/1/15 1,6                                                                         420,000            428,400
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                                                                        332,000            372,670
11.625% Sr. Unsec. Nts., 10/15/10                                                                         37,000             40,284
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 1                                                          590,000            567,875
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                     280,000            291,200
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                                      750,000            634,688
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                            1,375,000          1,447,188
8.25% Sr. Unsec. Nts., 9/15/16                                                                           735,000            790,125
10.50% Sr. Sec. Nts., 6/1/13                                                                             800,000            880,000
11.125% Sr. Sec. Nts., 7/15/12                                                                           300,000            322,500


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 1                                                                     $         365,000    $       382,338
7.625% Sr. Nts., 12/1/16 1                                                                               365,000            386,900
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                            400,000            408,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                                    291,000            308,460
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12                                195,000            207,675
                                                                                                                    ---------------
                                                                                                                         14,412,035
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                                 2,420,000          1,766,600
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                     910,000            906,588
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                           760,000            794,200
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                                      3,500,000          3,587,500
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                1,000,000          1,045,000
9.50% Sr. Sub. Nts., 8/15/13                                                                             950,000          1,015,313
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                                     350,000            341,250
8.25% Sr. Unsec. Nts., 10/1/12                                                                         1,750,000          1,758,750
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                           294,000            313,845
------------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                             500,000            518,750
8.25% Sr. Unsec. Nts., 5/15/13                                                                         1,657,000          1,735,708
8.75% Sr. Sec. Nts., 11/15/12                                                                          1,350,000          1,427,625
8.875% Sr. Sec. Nts., 2/15/09 2                                                                          264,000            270,600
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4,7                                                          605,424            688,670
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                             1,100,000            941,875
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                                           220,000            221,650
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 1                                                       290,000            326,250
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     2,300,000          2,308,625
                                                                                                                    ---------------
                                                                                                                         18,202,199
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                                         1,107,000          1,130,524
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                   1,000,000          1,032,500
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15                                 1,075,000          1,091,125
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                      300,000            321,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                          1,364,000          1,507,270
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2                                                 614,000            669,260
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 6                                                        1,915,000          2,034,688
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                            400,000            409,500
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                                       505,000            532,775
                                                                                                                    ---------------
                                                                                                                          8,728,642
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                1,200,000          1,134,000
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                                       600,000            610,500
8.85% Unsec. Bonds, 8/1/30                                                                               500,000            447,500


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                $         380,000    $       392,350
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                      350,000            367,500
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                       800,000            800,000
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 1,7 [EUR]                                                      325,525            468,552
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                      440,000            443,300
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                1,000,000            972,500
------------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.11% Sr. Sec. Nts., 8/1/14 1,6                                                                          530,000            545,900
11.375% Sr. Sub. Nts., 8/1/16 1                                                                          530,000            557,825
                                                                                                                    ---------------
                                                                                                                          6,739,927
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 1                                                 3,500,000          3,491,250
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 1                                                        430,000            490,200
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 6                                                                              1,300,000          1,361,750
8.625% Sr. Nts., 1/15/15                                                                                 625,000            671,875
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
8.75% Sr. Nts., 2/15/17 1                                                                                481,000            487,013
9.25% Sr. Nts., 11/1/14 1                                                                              2,075,000          2,142,438
------------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 1                                             455,000            489,125
------------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                  395,000            418,700
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 1                                                                                   495,000            547,594
9% Sr. Unsec. Nts., 8/15/14                                                                            1,300,000          1,413,750
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                        900,000            925,875
7.90% Unsec. Nts., 8/15/10                                                                               757,000            792,958
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 6                          600,000            617,250
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                                           880,000            932,800
8.875% Unsec. Unsub. Nts., 3/15/12                                                                     3,700,000          4,107,000
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3,4                                                           400,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                              2,650,000          2,848,750
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                            445,000            481,713
------------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 1                                                                             1,040,000          1,081,600
11% Sr. Sub. Nts., 10/15/16 1                                                                            935,000            991,100
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                    655,000            712,313
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                  2,555,000          2,807,306
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,3,4                                           1,000,000                 --
                                                                                                                    ---------------
                                                                                                                         27,812,360
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                                  500,000            529,552


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
11% Sr. Unsec. Nts., 7/31/10                                                                   $          57,000    $        60,925
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                  348,000            370,185
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                         500,000            517,500
7.50% Sr. Nts., 5/1/12                                                                                 1,450,000          1,511,625
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3,4                                       1,834,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp., 10.125% Sr. Nts.,
6/15/13                                                                                                2,200,000          2,387,000
------------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                                             300,000            325,125
------------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 1                                               1,170,000          1,246,050
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                             470,000            501,138
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                 769,000            795,915
9.61% Sr. Unsec. Nts., 10/15/12 6                                                                        290,000            299,788
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                         3,590,000          3,716,548
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                           700,000            731,214
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                                 700,000            721,000
7.50% Sec. Nts., 3/15/15                                                                                 900,000            979,875
8% Sr. Sub. Nts., 12/15/12                                                                               600,000            639,000
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           3,357,000          3,474,495
9.875% Sr. Nts., 2/1/10                                                                                  600,000            636,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                              5,830,000          6,895,759
------------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                                             500,000            546,147
                                                                                                                    ---------------
                                                                                                                         26,884,841
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.0%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                                           445,000            461,688
7.75% Sr. Unsec. Nts., 6/15/16                                                                           525,000            549,938
------------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                                    782,000            802,979
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    4,420,000          4,817,800
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                                            600,000            636,750
9.25% Sr. Sec. Nts., 7/15/10                                                                             457,000            483,849
9.50% Sr. Sec. Nts., 7/15/13                                                                           1,825,000          1,996,094
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                               1,081,000          1,108,891
                                                                                                                    ---------------
                                                                                                                         10,857,989
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.6%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                                     200,000            211,000
8.75% Sr. Sec. Nts., 5/15/13 1                                                                         1,550,000          1,658,500
------------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                                                               568,041            620,584
9.20% Sr. Sec. Bonds, Series B, 11/30/29 2                                                               500,000            572,500
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                  1,501,000          1,512,258
8.75% Sr. Nts., 2/15/12                                                                                1,042,000          1,112,335


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                  $       4,400,000    $     4,532,000
9.125% Sr. Unsec. Nts., 5/1/31                                                                         1,200,000          1,284,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A, 6/30/12                      1,129,345          1,196,400
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                               2,300,000          2,366,125
7.375% Sr. Nts., 2/1/16                                                                                4,140,000          4,264,200
                                                                                                                    ---------------
                                                                                                                         19,329,902
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                             400,000            405,104
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                  357,000            368,156
7.75% Sr. Nts., 8/1/10                                                                                   400,000            426,000
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                        580,000            573,008
                                                                                                                    ---------------
                                                                                                                          1,367,164
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $437,986,077)                                                                     445,093,921

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,3,7                                                13,764                 --
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,3                              8,000                 --
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,3,7                                                      342                 --
------------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 2,3,7                                                                                  229          1,785,826
9.75% Cv., Series AI 2,3,7                                                                                     1                936
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,7                                                         600            124,125
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                          10,000          1,558,500
                                                                                                                    ---------------
Total Preferred Stocks (Cost $4,088,542)                                                                                  3,469,387
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Adelphia Contingent Value Vehicle 2,3                                                                  3,858,003            385,800
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 2,3                                                                                     4,647             69,705
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,3                                                                      18,668                 --
------------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 2,3                                                                                  56                 --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 3                                                                          58,439          2,189,678
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,3                                                                                        1,353                 14
                                                                                                                    ---------------
Total Common Stocks (Cost $2,829,488)                                                                                     2,645,197

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 3                                                                      570              4,090
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,3                                                     1,750                 --


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           UNITS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,3                                                     800    $            --
                                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $4,339)                                                                         4,090

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.4%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities, Series 2006-1,
7.55%, 5/1/16  2,10 (Cost $1,881,102)                                                          $       1,860,000          1,937,618

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--13.7%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 11,12,13 (Cost $72,877,611)                 72,877,611         72,877,611

TOTAL INVESTMENTS, AT VALUE (COST $519,667,159)                                                             98.9%       526,027,824
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              1.1          5,909,640
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                 100.0%   $   531,937,464
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR     Euro

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $62,422,555 or 11.73% of the Fund's net assets as of March 31, 2007.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $17,843,616, which represents 3.35% of the Fund's net assets. See accompanying Notes.

3. Non-income producing security.

4. Issue is in default. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind, when applicable.

8. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,002,500. See accompanying Notes.

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

11. Rate shown is the 7-day yield as of March 31, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES        GROSS         GROSS           SHARES
                                               DECEMBER 31, 2006    ADDITIONS    REDUCTIONS   MARCH 31, 2007
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                          29,765,155   73,018,042    29,905,586       72,877,611

                                                                                                    DIVIDEND
                                                                                      VALUE           INCOME
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                                                    $72,877,611      $   682,796

13. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $4,187,436 of securities issued on a when-issued basis or forward commitment and sold $1,726,297 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $2,025,645, representing 0.38% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                           UNREALIZED
                            EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION             DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 2yr.       6/29/07         164      $ 33,602,063   $       12,207
                                                                       --------------

CONTRACTS TO SELL

U.S. Treasury Nts., 10yr.      6/20/07         643        69,524,375         (239,212)

U.S. Treasury Nts., 30yr.      6/20/07          99        11,013,750          189,496
                                                                       --------------

                                                                              (49,716)
                                                                       --------------
                                                                       $      (37,509)
                                                                       ==============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                   BUY/SELL   NOTIONAL
                                                     CREDIT     AMOUNT   PAY/RECEIVE    TERMINATION           PREMIUM
COUNTERPARTY         REFERENCE ENTITY            PROTECTION     (000S)    FIXED RATE          DATES   PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                     Dow Jones CDX North
                     America Crossover Index           Sell    $   910         1.650%      12/20/11         $  15,275   $     8,476

                     Residential Capital LLC           Sell      1,801         1.220        3/20/08                --           104

                     Residential Capital LLC           Sell        901         1.200        3/20/08                --          (133)


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------


                     Residential Capital LLC           Sell      1,328         1.750        3/20/08                --         7,034

                     Smithfield Foods, Inc.            Sell        910         1.500        3/20/12                --        (7,170)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:

                     Allied Waste North
                     America, Inc.                     Sell        980         1.880        3/20/12                --       (16,209)

                     Ford Motor Credit Co.             Sell      1,700         2.320        3/20/12                --       (59,604)

                     Univision Communications,
                     Inc.                              Sell        442         1.100        6/20/08                --           (14)

                     Williams Cos., Inc.               Sell        400         1.110        3/20/12                --         1,885
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:

                     Dow Jones CDX North
                     America Crossover Index           Sell      3,655         1.650       12/20/11            57,490        30,958

                     Dow Jones CDX North
                     America Crossover Index           Sell      1,370         1.650       12/20/11            23,361        11,645

                     Dow Jones CDX North
                     America High Yield Index          Sell      1,370         3.250       12/20/11            50,804        37,974

                     Ford Motor Credit Co.             Sell      4,100         2.385        3/20/12                --      (134,277)

                     Ford Motor Credit Co.             Sell        875         2.550        3/20/12                --       (22,072)

                     GMAC LLC                          Sell      1,810         1.390        3/20/17                --       (90,794)

                     HCA, Inc.                          Buy        870         0.750        6/20/08                --           357

                     HCA, Inc.                         Sell        870         3.250        6/20/12                --         6,257

                     Inco Ltd.                          Buy        445         0.580        3/20/17                --           (20)

                     Residential Capital LLC           Sell        885         1.300        3/20/08                --           819

                     Smithfield Foods, Inc.            Sell        900         1.490        3/20/12                --        (6,154)

                     Vale Overseas Ltd.                Sell        445         1.030        3/20/17                --           928

                     Williams Cos., Inc.               Sell      3,000         1.150        3/20/12                --        18,030

                     Williams Cos., Inc.               Sell        600         1.140        3/20/12                --         3,866
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                     Dow Jones CDX North
                     America Crossover Index           Sell      7,305         1.650       12/20/11           116,434        71,788

                     Dow Jones CDX North
                     America Crossover Index           Sell      3,645         1.650       12/20/11            57,452        35,820

                     Dow Jones CDX North
                     America Crossover Index           Sell      1,375         1.650       12/20/11            23,737        13,512

                     Dow Jones CDX North
                     America High Yield Index          Sell      3,835         3.250       12/20/11           142,214       113,889

                     El Paso Corp.                     Sell        370         1.030        3/20/12                --         1,690

                     Ford Motor Co.                     Buy      1,865         3.650       12/20/08                --       (10,897)


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Ford Motor Co.                     Buy      2,760         3.300       12/20/08                --          (336)

                     Ford Motor Co.                     Buy      2,200         3.050       12/20/08                --         8,723

                     Ford Motor Co.                    Sell      2,335         6.000       12/20/16                --      (119,943)

                     Ford Motor Co.                    Sell      3,440         5.850       12/20/16                --      (201,716)

                     Ford Motor Co.                    Sell      2,750         5.800       12/20/16                --      (167,921)

                     Ford Motor Credit Co.             Sell      2,805         2.390        3/20/12                --       (89,498)

                     Ford Motor Credit Co.             Sell      1,360         2.340        3/20/12                --       (45,913)

                     General Motors Corp.               Buy      1,865         2.550       12/20/08                --        (3,518)

                     General Motors Corp.               Buy      2,200         2.030       12/20/08                --        14,669

                     General Motors Corp.              Sell      1,865         4.750       12/20/16                --       (56,670)

                     General Motors Corp.              Sell      2,200         4.680       12/20/16                --       (75,013)

                     GMAC LLC                          Sell      1,820         1.370        3/20/17                --       (94,966)

                     Inco Ltd.                          Buy        910         0.420        3/20/17                --         4,838

                     Inco Ltd.                          Buy        840         0.630        3/20/17                --        (5,248)

                     Vale Oversees Ltd.                Sell        910         1.000        3/20/17                --         9,937

                     Vale Oversees Ltd.                Sell        840         1.050        3/20/17                --        12,472

                     Williams Cos., Inc.               Sell        990         1.020        3/20/12                --         3,254
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                     General Motors Corp.               Buy      1,865         2.700       12/20/08                --       (20,426)

                     General Motors Corp.              Sell      1,865         4.950       12/20/16                --       (32,086)

                     GMAC LLC                          Sell        910         1.390        3/20/17                --       (49,124)

                     GMAC LLC                          Sell      1,095         1.390        3/20/17                --       (59,111)

                     GMAC LLC                          Sell      1,030         1.370        3/20/17                --       (56,853)

                     GMAC LLC                          Sell      2,290         1.390        3/20/17                --      (123,620)

                     K. Hovnanian Enterprises,
                     Inc.                              Sell      1,097         2.000        6/20/08                --        (3,084)

                     K. Hovnanian Enterprises,
                     Inc.                              Sell      1,775         2.000        6/20/08                --        (4,990)

                     K. Hovnanian Enterprises,
                     Inc.                              Sell      1,775         1.800        6/20/08                --        (4,990)

                     Residential Capital LLC           Sell        900         1.180        3/20/08                --        (1,035)

                     Residential Capital LLC           Sell        879         1.360        3/20/08                --           507

                     Standard-Pacific Corp.            Sell      3,410         2.200        6/20/08                --            --
------------------------------------------------------------------------------------------------------------------------------------


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

JPMorgan Chase
Bank:

                     Ford Motor Co.                     Buy      1,865         3.600       12/20/08                --       (17,984)

                     Ford Motor Co.                    Sell      2,335         6.000       12/20/16                --      (115,445)

                     General Motors Corp.               Buy      2,760         2.350       12/20/08                --        (4,044)

                     General Motors Corp.              Sell      2,760         4.750       12/20/16                --       (80,502)

                     Inco Ltd.                          Buy        460         0.520        3/20/17                --           700
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                     Allied Waste North
                     America, Inc.                     Sell        840         1.880        3/20/12                --       (11,396)

                     Allied Waste North
                     America, Inc.                     Sell        330         1.880        3/20/12                --        (4,477)

                     Dow Jones CDX North
                     American High Yield Index         Sell        899         3.250       12/20/11            17,406        24,329

                     Dow Jones CDX North
                     American High Yield Index         Sell        899         3.250       12/20/11            17,406        24,329

                     GMAC LLC                          Sell        910         1.400        3/20/17                --       (48,798)

                     GMAC LLC                          Sell        975         1.400        3/20/17                --       (52,284)

                     HCA, Inc.                          Buy        885         0.725        3/20/08                --          (355)

                     HCA, Inc.                         Sell        885         3.225        3/20/12                --        15,450

                     Smithfield Foods, Inc.            Sell      1,190         1.580        3/20/12                --        (3,846)

                     Univision Communications,
                     Inc.                              Sell        442         1.100        6/20/08                --          (260)

                     Univision Communications,
                     Inc.                              Sell        884         1.150        6/20/08                --            --
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                     Dow Jones CDX North
                     America Crossover Index           Sell        910         1.650       12/20/11            15,272         8,470

                     Ford Motor Co.                     Buy      1,865         3.700       12/20/08                --       (15,544)

                     Ford Motor Co.                     Buy        120         2.450       12/20/08                --         1,452

                     Ford Motor Co.                    Sell      2,335         6.150       12/20/16                --       (97,968)

                     Ford Motor Co.                    Sell        150         5.900       12/20/16                --        (8,114)

                     General Motors Corp.               Buy      1,865         2.700       12/20/08                --        (8,587)

                     General Motors Corp.               Buy        120         1.650       12/20/08                --         1,525

                     General Motors Corp.              Sell      1,865         4.900       12/20/16                --       (41,100)

                     General Motors Corp.              Sell        120         4.620       12/20/16                --        (4,477)

                     Inco Ltd.                          Buy        895         0.520        3/20/17                --         2,584

                     Inco Ltd.                          Buy        905         0.520        3/20/17                --         2,613


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Inco Ltd.                          Buy        880         0.600        3/20/17                --        (3,158)

                     Smithfield Foods, Inc.            Sell        140         1.510        3/20/12                --          (648)

                     Vale Overseas Ltd.                Sell        460         1.060        3/20/17                --         2,725

                     Vale Overseas Ltd.                Sell        895         0.970        3/20/17                --          (778)

                     Vale Overseas Ltd.                Sell        905         0.920        3/20/17                --        (4,202)

                     Vale Overseas Ltd.                Sell        880         1.040        3/20/17                --         4,331
                                                                                                          --------------------------
                                                                                                          $   536,851   $(1,579,432)
                                                                                                          ==========================

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 520,383,232
Federal tax cost of other investments           (46,361,703)
                                              --------------
Total federal tax cost                        $ 474,021,529
                                              ==============

Gross unrealized appreciation                 $  15,367,143
Gross unrealized depreciation                   (11,876,342)
                                              --------------
Net unrealized appreciation                   $   3,490,801
                                              ==============


                      22 | OPPENHEIMER HIGH INCOME FUND/VA



Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.3%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through Certificates, Series
2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                                                           $         420,000    $       420,370
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2, 5.38%,
4/20/08 1                                                                                                200,000            200,090
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.80%, 5/25/34 1                                                                                   1,394,659          1,400,033
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl.
A2B, 5.42%, 9/25/36 1,2                                                                                  530,000            529,379
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl.
A2B, 5.42%, 5/26/36 1                                                                                    810,000            809,732
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities, Series 2006-A, Cl. A2,
5.30%, 5/26/09                                                                                         1,000,000          1,000,110
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                                                                           740,000            734,685
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series 2005-D, Cl. AF1,
5.04%, 10/25/35                                                                                          100,984            100,660
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2,
5.42%, 5/16/36 1                                                                                       1,000,000          1,000,231
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through Certificates, Series
2006-WFH3, Cl. A2, 5.42%, 10/31/36 1,2                                                                   620,000            619,613
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates, Series 2005-10,
Cl. AF1, 5.48%, 2/25/36 1                                                                                126,256            126,344
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 1                                                                            1,530,000          1,525,447
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                               242,647            242,813
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                              200,000            199,373
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25,
Cl. 2A2, 5.44%, 12/25/29 1                                                                             1,050,000          1,049,761
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series 2006-C, Cl.
A2, 5.33%, 5/8/09                                                                                      1,760,000          1,758,979
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B,
8/15/25 2,3,4                                                                                          1,820,063             18,201
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates, Series
2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                                                   1,170,000          1,171,049
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                                                      840,000            840,005
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                                                      326,885            327,103
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                                                       430,000            430,100
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates, Series 2005-A, Cl.
A3, 3.48%, 11/17/08                                                                                      202,941            202,051
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                                  347,470            347,536
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,2                                                               390,000            389,921


                     1 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                       $         395,022    $       392,698
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                                329,086            327,878
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                 300,191            299,094
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series
2006-WMC3, Cl. A3, 5.42%, 8/25/36 1,2                                                                  1,310,000          1,310,039
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-WMC6, Cl. A2B,
5.58%, 7/25/35 1                                                                                         480,000            480,706
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 2                66,744             14,016
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 5.42%,
7/1/36 1                                                                                               1,420,000          1,420,089
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through Certificates, Series
2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                                       230,170            228,793
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36 1                                                                         320,000            321,297
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                                                                                 348,197            346,125
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4,
Cl. A1, 5.40%, 7/25/36 1                                                                                 380,649            380,886
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A2, 5.42%, 9/25/36 1                                                                     1,070,000          1,070,084
------------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations,
Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                                                             3,530,000          3,537,403
------------------------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 22.36%,
6/7/11 1,2                                                                                               950,000            950,000
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-2, Cl.
A1, 5.38%, 4/25/36 1                                                                                   1,064,930          1,065,338
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                   9,611              9,584
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                 363,453            362,841
------------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C,
8.62%, 11/14/13 1,2                                                                                      655,000            655,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                                                    840,000            839,829
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $31,325,066)                                                                         29,455,286

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--19.9%
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                   690,000            677,819
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                1,700,000          1,711,761
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                                                                  434,159            442,073
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                   371,429            375,376
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                                 20,300             20,284
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B,
5.42%, 8/25/08 1,2                                                                                       579,994            580,512


                     2 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                              $         260,000    $       259,284
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                                    2,710,000          2,723,550
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                       1,082,501          1,097,386
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB1, Cl. A2A, 5.50%, 2/25/36                                                               1,642,166          1,633,684
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               1,062,374          1,059,536
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  356,875            357,186
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             2,755,987          2,761,284
------------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-CF2,
Class A1B, 6.24%, 11/12/31                                                                             1,568,764          1,586,160
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/18-7/1/19                                                                                  4,382,388          4,254,319
5%, 9/1/33                                                                                             3,666,582          3,553,999
6%, 5/1/18-10/1/29                                                                                     5,815,355          5,910,297
6.50%, 4/1/18-6/1/35                                                                                   5,863,613          6,023,491
6.50%, 3/1/18 5                                                                                        2,258,332          2,336,097
7%, 3/1/31-10/1/31                                                                                       566,358            588,520
7.50%, 4/1/36                                                                                          1,799,031          1,886,414
11%, 11/1/14                                                                                              16,981             17,681
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation Certificates:
Series 1897, Cl. K, 7%, 9/15/26                                                                        2,448,957          2,523,770
Series 2191, Cl. MF, 5.92%, 12/17/27 1                                                                    68,487             68,572
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                                  3,921,368          4,017,149
Series 2435, Cl. EQ, 6%, 5/15/31                                                                       2,100,000          2,114,906
Series 2453, Cl. BD, 6%, 5/15/17                                                                         350,610            357,428
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                    1,112,158          1,086,250
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                     629,475            619,109
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                   4,850,544          4,707,393
Series 2777, Cl. PJ, 4%, 5/15/24                                                                         649,245            640,686
Series 2934, Cl. NA, 5%, 4/15/24                                                                       1,682,610          1,675,849
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                    1,500,000          1,499,297
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                    6,373,065          6,397,718
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                    2,164,800          2,287,595
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                     1,575,237          1,635,545
Series 2002-66, Cl. FG, 6.32%, 9/25/32 1                                                               2,638,707          2,686,287
Series 2002-84, Cl. FB, 6.32%, 12/25/32 1                                                              2,638,709          2,713,374
Series 2003-11, Cl. FA, 6.32%, 9/25/32 1                                                               2,638,621          2,713,208
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                                 869,932            872,440
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    1,082,059          1,115,110
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                      194,293            198,114
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                       123,541            126,638
Series 2106, Cl. FG, 5.77%, 12/15/28 1                                                                 2,726,492          2,757,310
Series 2116, Cl. ZA, 6%, 1/15/29                                                                       1,071,751          1,094,380
Series 2135, Cl. OH, 6.50%, 3/15/29                                                                    1,595,714          1,644,238
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                       921,896            951,275
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   1,169,498          1,200,161


                     3 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                            $         202,512    $       207,856
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                                    824,123            841,474
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                     791,431            813,646
Series 2387, Cl. PD, 6%, 4/15/30                                                                          48,127             48,158
Series 2412, Cl. GF, 6.27%, 2/15/32 1                                                                  1,918,013          1,963,065
Series 2451, Cl. FD, 6.32%, 3/15/32 1                                                                    617,085            631,714
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    1,578,282          1,656,516
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                                    616,287            632,340
Series 2470, Cl. AF, 6.32%, 3/15/32 1                                                                  1,059,134          1,086,808
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                                    630,681            647,551
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                                  1,143,311          1,175,110
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                     61,161             61,780
Series 2517, Cl. GF, 6.32%, 2/15/32 1                                                                    548,344            565,228
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                     88,628             89,459
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                     68,962             69,628
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                       63,256             63,167
Series 2939, Cl. PE, 5%, 2/15/35                                                                       1,585,000          1,486,556
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                                 1,099,220          1,118,781
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates, Series 151,
Cl. F, 9%, 5/15/21                                                                                        54,172             54,034
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 12.456%, 7/1/26 6                                                                    230,991             50,848
Series 192, Cl. IO, 13.749%, 2/1/28 6                                                                     60,306             14,328
Series 200, Cl. IO, 12.107%, 1/1/29 6                                                                     71,401             15,930
Series 216, Cl. IO, 12.223%, 12/1/31 6                                                                   533,596            115,043
Series 2003-118, Cl. S, 8.73%, 12/25/33 6                                                              1,488,465            177,520
Series 2003-13, Cl. IO, 7.68%, 3/25/33 6                                                               1,324,497            303,550
Series 2003-26, Cl. IO, 7.763%, 4/25/33 6                                                              1,066,826            249,698
Series 2005-87, Cl. SE, 5.397%, 10/25/35 6                                                            14,282,936            556,767
Series 2005-87, Cl. SG, 9.456%, 10/25/35 6                                                             3,834,152            228,685
Series 205, Cl. IO, 9.041%, 9/1/29 6                                                                     304,714             68,863
Series 2074, Cl. S, (0.522)%, 7/17/28 6                                                                   77,407              7,819
Series 2079, Cl. S, (1.176)%, 7/17/28 6                                                                  125,023             13,859
Series 208, Cl. IO, (17.168)%, 6/1/30 6                                                                  347,066             76,622
Series 2177, Cl. S, 6.303%, 8/15/29 6                                                                  3,702,647            315,889
Series 224, Cl. IO, 7.682%, 3/1/33 6                                                                   1,535,258            344,394
Series 243, Cl. 6, 26.368%, 12/15/32 6                                                                   957,987            217,293
Series 2437, Cl. SB, 8.794%, 4/15/32 6                                                                 5,904,353            485,536
Series 2526, Cl. SE, 1.18%, 6/15/29 6                                                                    165,697              8,090
Series 2802, Cl. AS, 1.619%, 4/15/33 6                                                                 1,676,447             99,220
Series 2920, Cl. S, (4.235)%, 1/15/35 6                                                                1,372,070             64,981
Series 3000, Cl. SE, (4.548)%, 7/15/25 6                                                               1,567,269             60,856
Series 3110, Cl. SL, 4.408%, 2/15/26 6                                                                   858,479             30,411
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                                                 30,603,950         29,690,083


                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
5%, 12/1/17-3/1/34                                                                             $      44,826,806    $    43,817,444
5%, 12/1/17-4/1/22 7                                                                                  28,292,763         27,934,425
5.50%, 3/1/33-1/1/34                                                                                  18,802,956         18,654,754
5.50%, 4/1/22-4/1/37 7                                                                                31,901,000         31,611,998
6%, 10/1/16-4/1/33                                                                                    18,240,474         18,488,791
6%, 4/1/22-4/1/37 7                                                                                   37,603,000         38,091,700
6.50%, 3/1/17-1/1/34                                                                                  17,480,428         17,959,044
6.50%, 4/1/37 7                                                                                       11,444,000         11,676,451
7%, 11/1/17-6/1/34                                                                                     8,642,583          9,020,443
7%, 4/1/36 7                                                                                           1,180,000          1,217,243
7.50%, 2/1/27-3/1/33                                                                                   5,122,988          5,373,813
8.50%, 7/1/32                                                                                             10,218             11,016
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 1,180,000          1,218,176
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                     2,565,527          2,611,552
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        30,424             30,477
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                   600,537            615,235
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                               1,260,000          1,289,049
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        63,577             63,583
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                         7,066              7,050
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         5,602              5,586
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                     1,423,952          1,449,982
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                    568,112            588,398
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                     1,070,361          1,090,503
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                                   667,848            689,020
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                                     2,810,000          2,839,558
Trust 2002-60, Cl. FH, 6.32%, 8/25/32 1                                                                1,390,282          1,432,319
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                                  205,652            210,688
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                                 477,522            485,002
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      1,121,607          1,142,708
Trust 2002-9, Cl. PR, 6%, 3/25/17                                                                      1,373,354          1,399,191
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                                177,521            178,842
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  1,452,000          1,427,701
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                    890,000            874,693
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                     1,335,657          1,314,000
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                     1,692,258          1,662,324
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                       843,243            831,385
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                      630,000            619,958
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                  2,576,515          2,551,608
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                  520,000            503,428
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                                2,160,000          2,107,974
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                    560,000            551,831
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                    480,000            448,030
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 2,220,000          2,225,852
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                               1,485,784          1,462,105
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                                 646,067            630,628
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                                 443,238            432,589
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                               1,207,868          1,175,634
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  2,571,330          2,576,950


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 8.447%, 11/18/31 6                                                      $         778,586    $        78,458
Trust 2001-63, Cl. SD, 1.791%, 12/18/31 6                                                                176,079             17,751
Trust 2001-68, Cl. SC, 1.169%, 11/25/31 6                                                                122,322             11,828
Trust 2001-81, Cl. S, 0.36%, 1/25/32 6                                                                   146,628             14,286
Trust 2002-28, Cl. SA, (0.509)%, 4/25/32 6                                                                85,318              7,872
Trust 2002-38, Cl. IO, (5.08)%, 4/25/32 6                                                                425,536             24,675
Trust 2002-48, Cl. S, (0.163)%, 7/25/32 6                                                                137,213             13,205
Trust 2002-52, Cl. SL, (0.128)%, 9/25/32 6                                                                85,730              8,314
Trust 2002-56, Cl. SN, 0.843%, 7/25/32 6                                                                 188,548             19,061
Trust 2002-77, Cl. IS, (0.147)%, 12/18/32 6                                                              724,987             66,182
Trust 2002-77, Cl. SH, 0.601%, 12/18/32 6                                                                187,700             18,472
Trust 2002-9, Cl. MS, (0.158)%, 3/25/32 6                                                                182,165             17,829
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 6                                                                1,229,223            155,454
Trust 2003-4, Cl. S, 7.067%, 2/25/33 6                                                                   378,109             44,070
Trust 2005-105, Cl. S, 8.513%, 12/25/35 6                                                              3,658,809            216,853
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 6                                                             3,877,984            190,264
Trust 2005-40, Cl. SB, (2.161)%, 5/25/35 6                                                               936,786             50,759
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 6                                                                  994,542             58,125
Trust 2005-83, Cl. SL, 7.325%, 10/25/35 6                                                              5,378,490            309,234
Trust 2005-85, Cl. SA, 3.345%, 10/25/35 6                                                             14,669,557            657,507
Trust 2006-119, Cl. MS, 8.231%, 12/25/36 6                                                             2,923,566            174,843
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 6                                                               3,349,961            288,541
Trust 2006-34, Cl. SK, 12.011%, 5/25/36 6                                                              6,073,756            518,431
Trust 2006-90, Cl. SX, 11.453%, 9/25/36 6                                                              3,826,909            229,592
Trust 214, Cl. 2, 16.026%, 3/1/23 6                                                                      947,699            222,941
Trust 221, Cl. 2, 11.121%, 5/1/23 6                                                                      103,072             24,368
Trust 240, Cl. 2, 19.278%, 9/1/23 6                                                                      195,420             45,367
Trust 254, Cl. 2, 4.934%, 1/1/24 6                                                                     1,577,532            375,944
Trust 2682, Cl. TQ, 12.706%, 10/15/33 6                                                                1,435,832             84,062
Trust 2981, Cl. BS, 12.391%, 5/15/35 6                                                                 2,720,068            139,902
Trust 301, Cl. 2, 4.029%, 4/1/29 6                                                                       425,249             96,597
Trust 313, Cl. 2, (14.519)%, 6/1/31 6                                                                    459,158            106,528
Trust 319, Cl. 2, 9.968%, 2/1/32 6                                                                       138,965             32,722
Trust 321, Cl. 2, 9.70%, 4/1/32 6                                                                        616,997            145,385
Trust 324, Cl. 2, 4.109%, 7/1/32 6                                                                     1,078,358            252,407
Trust 329, Cl. 2, 8.245%, 1/1/33 6                                                                     3,379,315            775,645
Trust 334, Cl. 12, 5.41%, 2/1/33 6                                                                     1,997,593            465,641
Trust 342, Cl. 2, 8.84%, 9/1/33 6                                                                      7,733,138          1,780,942
Trust 344, Cl. 2, 6.063%, 12/1/33 6                                                                    3,536,017            811,521
Trust 346, Cl. 2, 11.829%, 12/1/33 6                                                                   4,716,996          1,077,248
Trust 350, Cl. 2, 10.052%, 3/1/34 6                                                                    9,378,989          2,143,192
Trust 362, Cl. 12, 5.575%, 8/1/35 6                                                                    1,443,273            321,563
Trust 362, Cl. 13, 5.609%, 8/1/35 6                                                                      862,773            189,798


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg. Trust,
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                             $        812,985     $       820,021
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                  390,000            384,538
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                  430,000            427,009
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                                   68,392             68,393
Series 1998-C1, Cl. F, 7.084%, 5/15/30 1                                                               1,567,000          1,655,796
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.125%, 11/20/25 1                                                                                         9,941             10,072
7%, 3/15/28-7/15/28                                                                                      461,638            483,062
7.50%, 2/15/27                                                                                            45,829             47,904
8%, 11/15/25-5/15/26                                                                                     122,513            130,029
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62, Cl. KZ, 6.50%, 12/16/31                       2,618,279          2,723,563
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                    1,836,679          1,985,553
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                    4,466,283          4,816,140
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.921)%, 7/16/28 6                                                              251,072             26,485
Series 1998-6, Cl. SA, (0.406)%, 3/16/28 6                                                               152,061             15,485
Series 2001-21, Cl. SB, (3.762)%, 1/16/27 6                                                            1,193,495             84,936
Series 2006-47, Cl. SA, 14.663%, 8/16/36 6                                                             2,334,151            142,878
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                 500,000            490,669
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               1,725,000          1,726,622
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                                             1,990,000          2,006,333
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A2,
5.479%, 11/10/39 1                                                                                     1,702,000          1,724,865
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.716%,
2/25/32 1                                                                                              2,181,142          2,208,789
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                160,000            157,549
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              2,225,000          2,202,659
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             2,380,000          2,384,831
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                  520,000            517,579
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                2,210,000          2,227,007
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                     535,304            535,219
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                  271,704            269,436
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 1997-XL1,
Cl. G, 7.695%, 10/3/30                                                                                   390,000            361,547
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl.
A1B, 6.59%, 3/15/30                                                                                    2,857,674          2,883,817


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                       $         556,000    $       591,966
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                                                   1,584,510          1,581,274
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                                                                       1,322,396          1,319,365
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates, Series
2006-A9CB, Cl. A5, 6%, 9/25/36                                                                         1,613,285          1,609,142
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                                        820,000            812,665
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed Securities, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                                                     1,357,000          1,362,581
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates:
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                                               167,059            166,924
Series 2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                              199,252            199,370
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $449,099,358)                                                                   450,015,854

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.0%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, Series 2, 5%, 2/20/09 8                                           1,000,000          1,002,404
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                                        2,066,000          2,025,223
4.75%, 3/5/12                                                                                         31,550,000         31,446,895
5.208%, 2/4/08 9                                                                                      10,880,000         10,429,002
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 8                                                                                       2,198,000          2,191,727
4.75%, 12/15/10 8                                                                                      1,715,000          1,712,136
5%, 10/15/11-2/13/17 8                                                                                13,200,000         13,264,804
6%, 5/15/11 8,10                                                                                      13,060,000         13,629,991
7.25%, 1/15/10                                                                                         5,077,000          5,398,729
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.155%, 1/15/21 8,9                           5,667,000          2,823,979
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.965%, 7/26/07 8,11,12                                                          27,000,000         26,582,364
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8                                                                                          50,000             47,156
STRIPS, 4.201%, 2/15/11 8,9,10                                                                           900,000            759,069
STRIPS, 4.808%, 2/15/16 9,10                                                                           4,491,000          2,974,376
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $114,261,802)                                                                   114,287,855

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--24.8%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--2.1%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                                      1,802,000            644,766
5.475%, 8/3/12 1                                                                                      10,639,500         10,087,842
Series V, 7%, 3/28/11                                                                                 19,768,000         19,264,463
Series VII, 7%, 9/12/13                                                                               11,595,000         11,119,605
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1, 4/1/07
2,4 [ARP]                                                                                                    105                 42
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                                     12,152,000          5,848,646


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                                       $       1,635,000    $     1,700,400
                                                                                                                    ---------------
                                                                                                                         48,665,764
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
New South Wales Treasury Corp., Sr. Unsec. Nts., Series 17RG, 5.50%, 3/1/17 [AUD]                      8,455,000          6,523,883
------------------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                           21,295,000         17,467,365
                                                                                                                    ---------------
                                                                                                                         23,991,248
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                               2,720,000          4,044,010
------------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.631%, 5/10/07 9 [EUR]                                           7,785,000         10,359,856
                                                                                                                    ---------------
                                                                                                                         14,403,866
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--2.3%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                            8,070,000          8,150,014
8%, 1/15/18                                                                                           11,415,000         12,921,780
8.75%, 2/4/25                                                                                          5,930,000          7,634,875
8.875%, 10/14/19                                                                                       8,885,000         11,243,968
10.25%, 1/10/28 [BRR]                                                                                  8,930,000          4,320,234
10.50%, 7/14/14                                                                                        6,288,000          8,095,800
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                        130,000            148,330
                                                                                                                    ---------------
                                                                                                                         52,515,001
------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                           740,000            878,750
8.25%, 1/15/15 13                                                                                        710,000            843,125
                                                                                                                    ---------------
                                                                                                                          1,721,875
------------------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Bonds, 5.25%, 6/1/12 [CAD]                                                     13,050,000         11,943,717
------------------------------------------------------------------------------------------------------------------------------------
Canada (Government of) Treasury Bills, 4.06%, 5/3/07 9 [CAD]                                           6,875,000          5,933,849
                                                                                                                    ---------------
                                                                                                                         17,877,566
------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.0%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                        4,790,000          5,225,890
10.75%, 1/15/13                                                                                        1,390,000          1,730,550
12%, 10/22/15 [COP]                                                                               26,687,000,000         14,070,906
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                                          933,000          1,064,087
11.75%, 3/1/10 [COP]                                                                               2,617,240,000          1,265,453
                                                                                                                    ---------------
                                                                                                                         23,356,886
------------------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                                  1,323,000          1,742,391
------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                     5,870,000          1,051,643
4%, 11/15/15 [DKK]                                                                                     4,335,000            775,792


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
7%, 11/10/24 [DKK]                                                                                     1,580,000    $       380,798
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                           6,245,000          1,117,522
                                                                                                                    ---------------
                                                                                                                          3,325,755
------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                                    1,721,439          1,996,869
------------------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 13                                                 395,226            425,263
                                                                                                                    ---------------
                                                                                                                          2,422,132
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 13                                                                                       590,000            682,925
7.65%, 6/15/35 13                                                                                      2,190,000          2,507,550
                                                                                                                    ---------------
                                                                                                                          3,190,475
------------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.2%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                     8,110,000         10,171,437
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 4/25/55 [EUR]                     7,445,000          9,464,854
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.575%, 5/10/07 9 [EUR]                                         5,195,000          6,912,510
                                                                                                                    ---------------
                                                                                                                         26,548,801
------------------------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Federal Republic of) Bonds:
Series 03, 3.75% 7/4/13 [EUR]                                                                          8,610,000         11,326,798
Series 05, 4%, 1/4/37 [EUR]                                                                           10,610,000         13,593,624
------------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0107, 3.802%, 7/18/07 9 [EUR]                    18,435,000         24,355,285
                                                                                                                    ---------------
                                                                                                                         49,275,707
------------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                       6,300,000          8,619,148
------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                        250,000            293,125
10.25%, 11/8/11 2                                                                                         95,000            111,388
                                                                                                                    ---------------
                                                                                                                            404,513
------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 13                                                                                      3,740,000          3,908,300
7.25%, 4/20/15 13                                                                                      4,215,000          4,568,006
------------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 13                                                2,070,000          2,540,925
                                                                                                                    ---------------
                                                                                                                         11,017,231
------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                            34,853,000          9,486,085
------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.1%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4%, 7/1/09 1 [EUR]                       18,225,000         24,469,933


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                                            2,043,000,000    $    17,345,302
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                                            960,000,000          7,899,796
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                           1,004,000,000          8,533,659
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                                           1,385,000,000         11,670,717
                                                                                                                    ---------------
                                                                                                                         45,449,474
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 2 [MYR]                             7,980,000          2,596,529
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                      8,950,000          2,762,787
                                                                                                                    ---------------
                                                                                                                          5,359,316
------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.4%
United Mexican States Bonds:
Series M20, 10%, 12/5/24 1 [MXN]                                                                      45,000,000          5,017,134
Series M30, 10%, 11/20/36 [MXN]                                                                       36,660,000          4,276,053
                                                                                                                    ---------------
                                                                                                                          9,293,187
------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.4%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                                184,190,000          1,612,292
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09 [NGN]                                60,500,000            500,644
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                 141,615            126,341
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                                   142,800,000          1,244,408
Series 7Y16, 11.99%, 12/22/13 2 [NGN]                                                                236,500,000          1,968,523
Series 7YR, 12.74%, 10/27/13 2 [NGN]                                                                 317,100,000          2,732,339
                                                                                                                    ---------------
                                                                                                                          8,184,547
------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36 7                                                                                       3,740,000          3,900,820
7.25%, 3/15/15                                                                                         4,485,000          4,879,680
9.375%, 4/1/29                                                                                           655,000            876,063
                                                                                                                    ---------------
                                                                                                                          9,656,563
------------------------------------------------------------------------------------------------------------------------------------
PERU--1.2%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                                  45,800,000         16,480,301
8.20%, 8/12/26 2 [PEN]                                                                                11,825,000          4,510,220
9.91%, 5/5/15 [PEN]                                                                                    8,101,000          3,202,988
Series 7, 8.60%, 8/12/17 [PEN]                                                                         3,450,000          1,293,444
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                      1,427,000            561,153
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 9                                                           614,792            363,133
                                                                                                                    ---------------
                                                                                                                         26,411,239
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.6%
Philippines (Republic of the) Sr. Unsec. Bonds, 6.375%, 1/15/32                                        1,710,000          1,669,388
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                         5,762,000          6,525,465


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
9%, 2/15/13                                                                                    $       3,855,000    $     4,457,344
                                                                                                                    ---------------
                                                                                                                         12,652,197
------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.5%
Poland (Republic of) Bonds:
Series 0K0807, 4.243%, 8/12/07 9 [PLZ]                                                                 1,200,000            408,436
Series DS1013, 5%, 10/24/13 [PLZ]                                                                     20,240,000          6,954,052
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                    1,000,000            360,996
Series 0511, 4.25%, 5/24/11 [PLZ]                                                                     10,010,000          3,367,184
                                                                                                                    ---------------
                                                                                                                         11,090,668
------------------------------------------------------------------------------------------------------------------------------------
SPAIN--0.6%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                                      3,385,000          4,414,726
------------------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.713%, 10/19/07 9 [EUR]                                         7,225,000          9,447,591
                                                                                                                    ---------------
                                                                                                                         13,862,317
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--1.8%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                               14,300,000         14,621,750
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                         5,635,000          5,874,488
9.50%, 1/15/14                                                                                           770,000            898,436
11%, 1/14/13                                                                                           1,730,000          2,124,648
16%, 3/7/12 [TRY]                                                                                      9,640,000          6,538,995
20.493%, 8/13/08 9 [TRY]                                                                               2,680,000          1,501,021
20.536%, 7/16/08 9 [TRY]                                                                              16,225,000          9,213,725
                                                                                                                    ---------------
                                                                                                                         40,773,063
------------------------------------------------------------------------------------------------------------------------------------
UKRAINE--0.4%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                                                          8,329,000          9,078,610
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                       4,470,000          8,756,686
6%, 12/7/28 [GBP]                                                                                      5,115,000         11,947,179
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                         4,560,000          8,739,080
                                                                                                                    ---------------
                                                                                                                         29,442,945
------------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.8%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                                   48,300,000          2,027,920
7.625%, 3/21/36                                                                                        6,270,000          6,944,025
------------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                     54,110,000          2,535,920
8%, 11/18/22                                                                                           6,450,000          7,353,000

                                                                                                                    ---------------
                                                                                                                         18,860,865
                                                                                                                    ---------------
Total Foreign Government Obligations (Cost $540,273,494)                                                                563,149,368

------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine Loan Participation
Nts., 8.40%, 2/9/16                                                                                    1,740,000          1,809,600
------------------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28, Tranche 1, 7.25%,
11/25/09 [RUR]                                                                                       137,800,000          5,361,620


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche 1, 8%, 9/30/09 [RUR]            85,800,000    $     3,321,857
                                                                                                                    ---------------
Total Loan Participations (Cost $10,197,424)                                                                             10,493,077
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--22.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.4%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                            700,000            715,750
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                   1,125,000          1,182,656
9% Sr. Unsec. Nts., 7/1/15                                                                             1,045,000          1,152,113
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                              1,200,000          1,276,500
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                    900,000            942,750
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                  650,000            711,750
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                   200,000            208,000
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                            1,125,000            990,000
8.25% Sr. Unsec. Nts., 8/1/10                                                                          1,700,000          1,742,500
                                                                                                                    ---------------
                                                                                                                          8,922,019
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     2,253,000          2,422,270
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                              580,000            617,700
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr. Unsec. Sub. Nts., 6/1/16               1,140,000          1,242,600
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                              500,000            522,500
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                          500,000            524,375
------------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                           185,000            193,325
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 13                                                            1,040,000          1,050,400
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 13                                   1,460,000          1,233,700
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                                         900,000            925,875
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 13                                                  1,335,000          1,435,125
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                        2,100,000          2,068,500
9% Sr. Sub. Nts., 3/15/12                                                                                500,000            523,750
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                     650,000            661,375
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                            650,000            648,375
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                    2,300,000          2,432,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                       350,000            353,500
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                     225,000            222,750
6.375% Sr. Sub. Nts., 7/15/09                                                                            250,000            250,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                     515,000            516,288
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                     500,000            510,000
8% Sr. Sub. Nts., 4/1/12                                                                               1,200,000          1,251,000
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                              800,000            796,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                            800,000            840,000


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                             $         230,000    $       224,250
6.875% Sr. Sub. Nts., 12/1/11                                                                            500,000            502,500
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                      1,900,000          1,966,500
------------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 13                                                   525,000            581,438
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3,4                                                         250,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                           574,000            581,175
9.625% Sr. Nts., 6/1/14                                                                                  669,000            632,205
9.75% Sr. Nts., 4/15/13                                                                                  400,000            383,000
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                     2,203,000          2,037,775
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                      235,000            216,494
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                             3,100,000          3,146,500
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                        500,000            531,875
------------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                       1,100,000          1,108,250
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                  2,274,000          2,262,630
                                                                                                                    ---------------
                                                                                                                         31,133,680
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                         400,000            387,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                          400,000            442,726
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts., 5/15/13                                      300,000            274,500
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                           250,000            256,875
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                      400,000            410,500
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                         450,000            475,875
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                     200,000            193,000
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                      800,000            798,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                        900,000            873,000
                                                                                                                    ---------------
                                                                                                                          4,111,476
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                   825,000            837,375
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                                785,000            777,150
                                                                                                                    ---------------
                                                                                                                          1,614,525
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.6%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 3,4                                                               350,000            114,625
10.25% Escrow Shares, Series B, 6/15/11 3,4                                                              200,000             70,000
10.875% Escrow Shares, Series B, 10/1/10 3,4                                                             400,000            135,000
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                    1,100,000          1,133,000
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                                 650,000            664,625
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                     150,000            136,875
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                          1,250,000          1,187,500
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 13                                                  405,000            413,100
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                        1,100,000          1,166,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                              1,735,000          1,836,931


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 8.375%
Sr. Nts., Second Lien, 4/30/14 13                                                              $       2,653,000    $     2,775,701
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 14                                             1,500,000          1,380,000
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                                       1,000,000          1,015,000
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                        1,106,000          1,139,180
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09                          200,000            209,500
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                  300,000            314,625
9.875% Sr. Sub. Nts., 8/15/13                                                                            586,000            642,403
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                                     300,000            280,875
0%/9% Unsec. Disc. Nts., 11/15/13 14                                                                     400,000            374,500
8% Unsec. Nts., 11/15/13                                                                               3,575,000          3,762,688
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                          450,000            429,750
8.375% Sr. Unsec. Nts., 3/15/13                                                                        1,100,000          1,164,625
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                        1,427,000          1,439,486
7% Sr. Unsec. Nts., 10/1/13                                                                              535,000            553,725
7.125% Sr. Unsec. Nts., 2/1/16                                                                         1,400,000          1,452,500
------------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 13                                                                 1,930,000          1,995,138
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                1,275,000          1,249,500
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                       550,000            541,063
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 14                                              1,600,000          1,412,000
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 13                                                                            1,220,000          1,253,550
8.50% Sr. Unsec. Nts., 10/15/15                                                                          280,000            287,700
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                      969,000          1,001,704
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                           1,300,000          1,147,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                     700,000            640,500
------------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 13,14                                                            1,725,000          1,216,125
10% Sr. Nts., 8/1/14 13                                                                                2,195,000          2,403,525
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,13                                          760,000            796,100
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                     900,000            936,000
8.875% Sr. Unsec. Nts., 5/15/11                                                                          319,000            329,368
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 13                                                 315,000            320,513
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                             2,730,000          2,668,575
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                             1,865,000          1,823,038
6.875% Sr. Nts., 1/15/13                                                                               1,300,000          1,270,750
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            3,540,000          3,778,950
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 13                                     400,000            434,000
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                           600,000            621,750
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 13                                                 900,000            961,875


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                    340,000    $       303,821
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                       2,775,000          2,886,000
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                             390,000            393,413
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                              700,000            715,750
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                               800,000            812,000
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                       500,000            478,750
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 14                                               2,057,000          1,583,890
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                                         930,000            942,788
                                                                                                                    ---------------
                                                                                                                         58,997,600
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                     1,980,000          2,135,925
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                           2,020,000          2,222,000
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                   660,000            739,200
                                                                                                                    ---------------
                                                                                                                          5,097,125
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                               1,308,000          1,301,460
------------------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                              300,000            319,500
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.985% Sr. Sec. Nts., 1/15/14 1                                               1,480,000          1,383,800
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                        550,000            556,875
                                                                                                                    ---------------
                                                                                                                          3,561,635
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 13                                                               1,067,000          1,141,690
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                              1,919,000          2,115,698
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 2                                                       250,000            260,000
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                        610,000            577,975
                                                                                                                    ---------------
                                                                                                                          4,095,363
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                   685,000            696,988
8.125% Sr. Sub. Nts., 1/15/12                                                                            300,000            312,000
                                                                                                                    ---------------
                                                                                                                          1,008,988
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         1,238,000          1,267,934
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       4,112,000          4,961,214
------------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                        1,600,000          1,744,000
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3,4,15                                                     142,981                 --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                             450,000            464,625
------------------------------------------------------------------------------------------------------------------------------------
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                                                945,000            989,888
                                                                                                                    ---------------
                                                                                                                          9,427,661
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                      180,000            178,875
8.625% Sr. Sub. Nts., 12/15/12                                                                           400,000            418,000
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                           100,000             96,000


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
8.625% Sr. Nts., 5/1/09                                                                        $         306,000    $       306,765
8.875% Sr. Unsec. Nts., 3/15/11                                                                           71,000             70,468
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                            1,300,000          1,059,500
------------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 13                                                        1,360,000          1,407,600
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% Sr. Nts., 4/1/15 2,7                                                                               368,000            363,860
10.625% Sr. Sub. Nts., 4/1/17 2,7                                                                      2,246,000          2,220,733
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                                                      300,000            305,625
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                     400,000            406,000
                                                                                                                    ---------------
                                                                                                                          6,833,426
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                             350,000            343,000
------------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 13                                                   370,000            401,450
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                               900,000            724,500
                                                                                                                    ---------------
                                                                                                                          1,468,950
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                             1,175,000          1,204,375
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                                 500,000            525,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11 2                                                                    740,000            768,675
------------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 13                                                                            1,531,000          1,580,758
10.50% Sr. Sub. Nts., 11/15/16 13                                                                        936,000            966,420
                                                                                                                    ---------------
                                                                                                                          5,045,228
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                   1,805,000          1,900,503
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.0%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                             335,000            328,300
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                            800,000            844,000
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                           221,000            223,210
------------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                               400,000            384,000
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                                                        300,000            318,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                         400,000            407,500
                                                                                                                    ---------------
                                                                                                                          2,505,010
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.9%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                         700,000            692,125
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                             290,000            300,150
------------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                        370,000            370,000
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                          250,000            250,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                        1,822,000          1,853,885
7.50% Sr. Nts., 6/15/14                                                                                  300,000            315,750
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                              85,000             80,325
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                              1,310,000          1,287,075
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                        180,000            187,200
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                          1,319,000          1,384,950


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                       $         300,000    $       306,000
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                    550,000            559,625
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                      700,000            701,750
------------------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 13                                                     2,065,000          2,658,688
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                            880,000            928,400
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                       4,327,000          4,688,274
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                                200,000            203,000
6.875% Sr. Unsec. Nts., 12/15/13                                                                         285,000            271,819
------------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 13                                                               1,510,000          1,467,314
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                          1,900,000          1,909,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15                  100,000            100,158
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                          700,000            715,750
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 13                                  3,404,854          3,333,951
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                  365,000            369,563
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                     835,000            902,025
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                              1,340,000          1,326,600
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                            430,000            425,700
7.375% Sr. Sub. Nts., 7/15/13                                                                            200,000            205,250
7.50% Sr. Sub. Nts., 5/15/16                                                                           1,505,000          1,557,675
------------------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 13                                                                       1,335,000          1,348,350
7.50% Sr. Sec. Nts., 11/30/16 13                                                                       2,770,000          2,797,700
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                               1,020,000            958,800
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 13                                                        525,000            538,125
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 13                                                           2,123,000          2,123,000
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                           405,000            412,594
6.625% Sr. Unsec. Nts., 11/1/15                                                                          905,000            920,838
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                                   1,500,000          1,481,250
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                      900,000            947,250
8.75% Unsec. Nts., 3/15/32                                                                             1,619,000          1,873,993
                                                                                                                    ---------------
                                                                                                                         42,754,402
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--4.2%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                                            600,000            616,500
9.23% Sr. Sec. Nts., 9/15/14 1                                                                           600,000            618,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                        1,146,000          1,203,300
8% Sr. Nts., 6/15/11                                                                                     410,000            433,575
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                                    6,290,000          8,444,854
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                                     5,885,000          7,904,566
                                                                                                                    ---------------
                                                                                                                         19,220,795


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                                 218,200,000    $     1,743,042
------------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                                    1,650,000          2,203,593
------------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 13                                                                   2,980,000          3,203,500
------------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                                1,345,000          1,341,638
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                                   7,000              7,219
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 2,9                                                                   2,510,000          1,532,355
12.278% Sr. Unsec. Nts., 3/9/09 2,9                                                                    1,960,000          1,342,796
9.751% Sr. Unsec. Nts., 7/8/09 2,9                                                                     1,960,000          1,416,100
------------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds, 4/30/22 1,13                                                            2,795,000          2,775,396
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                              920,000            449,551
7.889% Nts., 1/25/12 1 [COP]                                                                         883,571,436            425,810
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,3,4                                       90,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts., Series 2006-003, Tranche E,
7/20/11 1,2                                                                                            1,100,000          1,100,000
                                                                                                                    ---------------
                                                                                                                         17,541,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2                                                       250,000            258,750
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 14                                     100,000             90,250
------------------------------------------------------------------------------------------------------------------------------------
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                                                                           1,210,000          1,214,967
9% Sr. Unsec. Unsub. Bonds, 11/16/11                                                                     910,000            929,024
------------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                                             3,856,019          4,068,100
------------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts., Series 2005-93, 12/20/10 1,2                                            1,100,000          1,108,800
------------------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                                         2,220,000          2,896,403
------------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 13                                        1,625,000          1,712,344
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita, 6.56% Sec. Nts., 8/26/35 7,13 [MXN]                                   7,112,700            644,368
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 7 [RUR]                                      62,000,000          2,362,232
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                      330,000            338,250
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 13                                                                850,000            890,375
------------------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 4.454% Asset-Backed Nts., 7/20/10 1 [EUR]                                 6,913,760          9,218,162
------------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 14                                            2,695,000          1,134,751
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                           130,000            134,713
10.11% Sr. Unsec. Nts., 5/1/10 1                                                                         130,000            134,713
                                                                                                                    ---------------
                                                                                                                         26,877,452
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                              925,000            995,531
------------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                                375,000            382,500
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                       730,000            728,175
6.75% Sr. Nts., Series Q, 6/1/16                                                                         500,000            506,250
------------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                            450,000            468,000
                                                                                                                    ---------------
                                                                                                                          3,080,456


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                         $       2,340,000    $     2,480,400
------------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11 [EUR]                                                               7,760,000         10,208,952
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                            12,640,000         16,424,284
                                                                                                                    ---------------
                                                                                                                         29,113,636
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                             325,000            301,438
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 2                                      650,000            680,875
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                      300,000            320,250
                                                                                                                    ---------------
                                                                                                                          1,001,125
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                     300,000            322,500
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                     400,000            414,000
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                          465,000            467,325
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                    1,975,000          2,007,094
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                             900,000            913,500
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                                       25,000             17,439
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities, 6/15/11                      600,000            633,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                     200,000            213,500
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                        3,877,000          3,319,681
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 13                                                           875,000            955,938
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                            230,000            232,013
6.875% Sr. Sub. Nts., 12/15/15                                                                           285,000            288,919
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                         220,000            224,400
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                              1,319,000          1,193,695
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                               1,282,000          1,205,080
7.375% Nts., 2/1/13                                                                                      119,000            111,116
9.875% Sr. Nts., 7/1/14                                                                                1,932,000          1,960,980
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                              300,000            321,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                     300,000            336,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 14                                2,615,000          2,137,763
                                                                                                                    ---------------
                                                                                                                         17,275,693
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 2                                     350,000            340,375
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.6%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                 1,335,000          1,341,675
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                  219,000            225,846
------------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 13                                                               400,000            416,000
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                  970,000            984,550
7.625% Sr. Sub. Nts., 2/1/18                                                                             205,000            214,225


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                  $         583,000    $       569,154
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                     400,000            395,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                          515,000            513,069
7.625% Sr. Sub. Nts., 6/15/12                                                                            500,000            517,500
                                                                                                                    ---------------
                                                                                                                          5,177,019
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2,3,4                                                    735,000                 --
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                                 200,000            209,000
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                                 200,000            205,750
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                  816,000            824,160
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                     1,250,000          1,221,875
                                                                                                                    ---------------
                                                                                                                          2,460,785
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                1,300,000          1,326,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                   434,000            460,040
------------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 13                                                                 685,000            715,825
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            1,500,000          1,477,500
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                      460,000            462,300
7.50% Sr. Nts., 5/1/11                                                                                   200,000            206,500
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                     535,000            564,425
                                                                                                                    ---------------
                                                                                                                          5,212,590
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                      120,000            119,700
------------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 13                                                   6,797,719          8,021,309
                                                                                                                    ---------------
                                                                                                                          8,141,009
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                           325,000            333,938
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                                            1,115,000            633,184
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                             207,000            218,385
                                                                                                                    ---------------
                                                                                                                          1,185,507
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 13                                   1,280,000          1,286,400
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.1%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                                           500,000            522,500
9.25% Sr. Nts., 8/1/11                                                                                   200,000            211,000
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 13                                                         700,000            654,500
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                   380,000            387,600
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                                                  325,000            347,344
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                                     700,000            682,500
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                        300,000            298,500
                                                                                                                    ---------------
                                                                                                                          3,103,944


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 13                                                                     $         335,000    $       342,538
7.86% Sr. Nts., 5/15/14 1,13                                                                             135,000            138,375
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                           610,000            660,325
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                    1,135,000          1,299,575
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                          400,000            411,000
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                              150,000            149,250
7.50% Sr. Unsec. Nts., 11/1/13                                                                           387,000            394,740
------------------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 13                                                   1,000,000          1,101,250
                                                                                                                    ---------------
                                                                                                                          4,497,053
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 13                                                               385,000            411,950
------------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                            420,000            448,350
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                    570,000            591,375
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14 10                                                     4,000,000          4,010,000
                                                                                                                    ---------------
                                                                                                                          5,461,675
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12                                                                      236,000            248,980
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
NXP BV/NXP Funding LLC, 9.50% Sr. Bonds, 10/15/15 13                                                   3,613,000          3,748,488
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,4                                   675,000                  7
                                                                                                                    ---------------
                                                                                                                          3,748,495
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 13                                                                                585,000            611,325
11.75% Sr. Sub. Nts., 8/1/16 13                                                                          930,000          1,003,238
                                                                                                                    ---------------
                                                                                                                          1,614,563
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]                                       338,620                 --
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3,4                                       200,173                 --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3,4 [EUR]                                                100,000                 --
                                                                                                                    ---------------
                                                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B, 2/15/13 2                    607,000            649,490
------------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                             415,000            427,450
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                        400,000            410,000
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                        1,535,000          1,653,963
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                   2,035,000          2,230,869
                                                                                                                    ---------------
                                                                                                                          5,371,772
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Conexant Systems, Inc., 9.11% Sr. Sec. Nts., 11/15/10 1,13                                               400,000            415,000


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 13                              $       3,842,000    $     3,870,815
                                                                                                                    ---------------
                                                                                                                          4,285,815
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.6%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                             913,000          1,041,660
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec. Disc. Nts., Series B,
10/1/14 14                                                                                               570,000            532,238
------------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                           550,000            576,125
10.125% Sr. Unsec. Nts., 9/1/08                                                                           19,000             20,093
10.625% Sr. Unsec. Nts., 5/1/11                                                                          600,000            636,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                                     1,220,000          1,177,300
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 13                                                                 375,000            389,531
8.375% Sr. Sub. Nts., 1/1/15 1,13                                                                        790,000            805,800
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                        198,000            222,255
11.625% Sr. Unsec. Nts., 10/15/10                                                                         13,000             14,154
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 13                                                       1,230,000          1,183,875
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                     250,000            260,000
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 14                                     350,000            296,188
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                            1,125,000          1,184,063
8.25% Sr. Unsec. Nts., 9/15/16                                                                           600,000            645,000
10.50% Sr. Sec. Nts., 6/1/13                                                                             600,000            660,000
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 13                                                                              325,000            340,438
7.625% Sr. Nts., 12/1/16 13                                                                              325,000            344,500
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14                                          200,000            204,000
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12                                237,000            252,405
                                                                                                                    ---------------
                                                                                                                         10,785,625
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 13,16                                              4,270,000          4,218,871
------------------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 14                                                1,225,000            894,250
                                                                                                                    ---------------
                                                                                                                          5,113,121
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                   1,035,000          1,031,119
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                         1,435,000          1,499,575
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                          200,000            204,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                  1,800,000          1,845,000
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                  800,000            836,000
9.50% Sr. Sub. Nts., 8/15/13                                                                           1,050,000          1,122,188
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                                     300,000            292,500
8.25% Sr. Unsec. Nts., 10/1/12                                                                         1,450,000          1,457,250


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                 $         147,000    $       156,923
------------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                             450,000            466,875
8.25% Sr. Unsec. Nts., 5/15/13                                                                         1,719,000          1,800,653
8.75% Sr. Sec. Nts., 11/15/12                                                                            928,000            981,360
8.875% Sr. Sec. Nts., 2/15/09 2                                                                          176,000            180,400
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4,15                                                         403,615            459,112
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                             1,675,000          1,434,219
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                                           470,000            473,525
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 13                                                      125,000            140,625
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     1,300,000          1,304,875
------------------------------------------------------------------------------------------------------------------------------------
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12 13                                                               1,415,000          1,436,225
9.125% Sr. Unsec. Nts., 2/1/17 13                                                                      2,405,000          2,453,100
                                                                                                                    ---------------
                                                                                                                         19,575,524
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                         1,019,000          1,040,654
7.875% Sr. Unsec. Nts., 2/15/09                                                                           50,000             50,250
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 13                                                           11,230,000         12,942,575
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                     600,000            619,500
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15                                   635,000            644,525
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,3,4                                71,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                            585,000            646,447
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2                                                 204,000            222,360
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                                        1,575,000          1,673,438
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                            200,000            204,750
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                                       336,000            354,480
                                                                                                                    ---------------
                                                                                                                         18,398,979
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                1,000,000            945,000
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                                       600,000            610,500
8.85% Unsec. Bonds, 8/1/30                                                                               400,000            358,000
------------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                          190,000            196,175
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                      100,000            105,000
------------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                          500,000            510,000
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                       500,000            500,000
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 13,15 [EUR]                                                    168,790            242,952
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                      225,000            226,688
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                  700,000            680,750
------------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.11% Sr. Sec. Nts., 8/1/14 1,13                                                                         460,000            473,800
11.375% Sr. Sub. Nts., 8/1/16 13                                                                         460,000            484,150
                                                                                                                    ---------------
                                                                                                                          5,333,015


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 13                                        $       3,200,000    $     3,192,000
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 13                                                       530,000            604,200
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                              1,000,000          1,047,500
8.625% Sr. Nts., 1/15/15                                                                                 815,000            876,125
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
8.75% Sr. Nts., 2/15/17 13                                                                               906,000            917,325
9.25% Sr. Nts., 11/1/14 13                                                                             1,605,000          1,657,163
------------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 13                                            345,000            370,875
------------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                  355,000            376,300
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 13                                                                                  900,000            995,625
9% Sr. Unsec. Nts., 8/15/14                                                                            1,350,000          1,468,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                      2,100,000          2,160,375
7.90% Unsec. Nts., 8/15/10                                                                             1,719,000          1,800,653
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                          300,000            308,625
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                                           765,000            810,900
8.875% Unsec. Unsub. Nts., 3/15/12                                                                     2,300,000          2,553,000
------------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]                                           3,290,100          1,153,784
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3,4                                                           500,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                              1,700,000          1,827,500
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                            225,000            243,563
------------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 13                                                                            1,080,000          1,123,200
11% Sr. Sub. Nts., 10/15/16 13                                                                           470,000            498,200
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                    575,000            625,313
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                    875,000            961,406
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,3,4                                             250,000                 --
                                                                                                                    ---------------
                                                                                                                         25,571,757
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                                  700,000            741,373
11% Sr. Unsec. Nts., 7/31/10                                                                              19,000             20,308
------------------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 2 [MXN]                                                52,700,000          4,833,509
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                  185,000            196,794
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                         250,000            258,750
7.50% Sr. Nts., 5/1/12                                                                                   400,000            417,000
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3,4                                         400,000                 --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp., 10.125% Sr. Nts.,
6/15/13                                                                                                2,014,000          2,185,190
------------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                                             200,000            216,750


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 13                                      $         935,000    $       995,775
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                             280,000            298,550
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                 859,000            889,065
9.61% Sr. Unsec. Nts., 10/15/12 1                                                                        145,000            149,894
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                         3,378,000          3,497,075
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                           500,000            522,296
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                                 882,000            960,278
8% Sr. Sub. Nts., 12/15/12                                                                               800,000            852,000
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           2,419,000          2,503,665
9.875% Sr. Nts., 2/1/10                                                                                1,400,000          1,484,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                              7,165,000          8,474,805
------------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                                             250,000            273,073
                                                                                                                    ---------------
                                                                                                                         29,770,150
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.8%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                                           360,000            373,500
7.75% Sr. Unsec. Nts., 6/15/16                                                                           500,000            523,750
------------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 13                                                                            1,130,000          1,160,228
8.80% Sr. Nts., 1/30/17 13                                                                             1,410,000          1,501,298
------------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 13                                                                                1,990,000          2,049,700
7.75% Nts., 10/17/16 13                                                                                1,835,000          1,931,338
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    2,535,000          2,763,150
------------------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                           109,600,000          2,271,503
6.875% Nts., 11/2/16 13                                                                                1,324,000          1,355,445
9.625% Unsec. Bonds, 5/15/28                                                                           2,270,000          2,874,388
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                                            200,000            212,250
9.25% Sr. Sec. Nts., 7/15/10                                                                             769,000            814,179
9.50% Sr. Sec. Nts., 7/15/13                                                                             690,000            754,688
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                               1,777,000          1,822,848
                                                                                                                    ---------------
                                                                                                                         20,408,265
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 13                                                       2,000,000          2,140,000
------------------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                                            2,313,000          2,393,955
------------------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 13                                                             1,100,000          1,099,079
------------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                                              405,114            442,587
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                    621,000            625,658
8.75% Sr. Nts., 2/15/12                                                                                  988,000          1,054,690
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                          3,700,000          3,811,000
9.125% Sr. Unsec. Nts., 5/1/31                                                                           500,000            535,000


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A, 6/30/12              $         699,118    $       740,628
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17 10                                                                            2,000,000          2,057,500
7.375% Sr. Nts., 2/1/16                                                                                3,615,000          3,723,450
                                                                                                                    ---------------
                                                                                                                         18,623,547
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                             150,000            151,914
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                   19,000             19,594
7.75% Sr. Nts., 8/1/10                                                                                   200,000            213,000
8.50% Sr. Nts., 4/15/11                                                                                  250,000            273,125
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                         90,000             88,915
                                                                                                                    ---------------
                                                                                                                            594,634
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $503,941,928)                                                                     513,893,019

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,3,15                                                4,253                 --
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,3                              5,000                 --
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,3,15                                                     151                 --
------------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 2,3,15                                                                                 124            965,847
9.75% Cv., Series AI 2,3,15                                                                                    1              6,396
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                           4,600            716,910
                                                                                                                         ----------
Total Preferred Stocks (Cost $2,004,351)                                                                                  1,689,153

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Adelphia Contingent Value Vehicle 2,3                                                                    923,634             92,363
------------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 2,3                                                                              690,638         10,359,570
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 2,3                                                                                     2,168             32,520
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,3                                                                       3,734                 --
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                            2,205            455,619
------------------------------------------------------------------------------------------------------------------------------------
Okumura Corp.                                                                                             78,000            424,862
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,3                                                                                 18,514                 --
------------------------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone                                                                    3,666            333,990
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 3                                                                          13,990            524,205
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,3                                                                                        1,082                 11
                                                                                                                         ----------
Total Common Stocks (Cost $12,219,469)                                                                                   12,223,140


                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 3                                                                      266              1,909
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,3                                                     200                 --


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           UNITS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 2,3                               2,300    $        83,950
                                                                                                                    ---------------
Total Rights, Warrants and Certificates (Cost $2,025)                                                                        85,859

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--13.7%
------------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.484%, 4/8/09 1,13 [EUR]                                           800,000          1,066,351
------------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.86%, 6/1/09 1,13                                 1,750,000          1,810,288
------------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.465%, 6/13/08 1,13                                                                                     500,000            498,995
9.36%, 8/31/09 1                                                                                       1,130,000          1,140,961
------------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.71%, 5/19/09 1,13                                       1,950,000          1,954,193
------------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.11%, 1/7/09 1                                       940,000            944,019
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.083%, 5/22/08 2,17 [ARP]                                  840,000            751,426
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 2 [ARP]                                        1,334,000          1,193,034
Argentina (Republic of) Unsec. Credit Linked Nts., 15.40%, 4/16/10 17 [ARP]                            1,613,548            849,589
Brazil (Federal Republic of) Credit Linked Nts., 10%, 1/5/10 1 [BRR]                                  10,670,000          4,981,129
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              2,927,000          1,399,925
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              4,619,000          2,209,175
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 9 [BRR]                        2,231,957            892,165
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%, 1/3/08 9 [BRR]                        1,948,615            868,937
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 9 [BRR]                        2,480,096            887,793
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                     1,060,000,000            521,518
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                             552,359,546            299,972
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               1,200,000,000            651,688
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               1,034,000,000            561,538
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                 927,000,000            503,429
Dominican Republic Credit Linked Nts., 11.01%, 9/4/07 (linked to Dominican Republic Treasury
Bills) 9 [DOP]                                                                                        48,700,000          1,447,496
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                             25,600,000          1,002,127
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                                       7,591,000            233,495
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07 (linked to Dominican Republic
Treasury Bills) 9 [DOP]                                                                               18,300,000            561,977
Dominican Republic Credit Linked Nts., 10.105%, 7/2/07 (linked to Dominican Republic
Treasury Bills) 9 [DOP]                                                                               16,200,000            489,771
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 (linked to Dominican Republic
Treasury Bills) [DOP]                                                                                 49,300,000          1,540,827
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 (linked to Dominican Republic
Treasury Bills) 9 [DOP]                                                                               33,430,000            936,133
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                                            15,150,000            465,243
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07 (linked to Dominican Republic
Treasury Bills) 9 [DOP]                                                                                6,910,000            212,548
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07 (linked to Dominican Republic
Treasury Bills) 9 [DOP]                                                                               65,700,000          1,943,116


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Egypt (The Arab Republic of) Credit Linked Nts., 8.226%, 6/28/07 (linked to Egyptian
Treasury Bills) 2,9 [EGP]                                                                              6,210,000    $     1,068,180
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07 (linked to Egyptian Treasury
Bills) 2,9 [EGP]                                                                                       7,610,000          1,304,852
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%, 2/28/08 (linked to Egyptian
Treasury Bills) 2,9 [EGP]                                                                              9,260,000          1,507,675
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 [EGP]                           4,450,000            784,497
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                               347,000,000          3,098,348
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 [NGN]                    265,000,000          2,372,677
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 9 [NGN]                           219,970,000          1,675,176
Rusfinans Bank Unsec. Credit Linked Nts., 7.50%, 7/2/07 1,2 [RUR]                                     50,900,000          1,973,597
Russian Federation Credit Linked Nts., 5.315%, 1/20/11                                                10,000,000         10,175,900
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2 [RUR]                                       21,350,000            831,933
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                          880,000            189,324
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 (linked to Zambian Treasury Bills)
9 [ZMK]                                                                                            6,515,000,000          1,390,837
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1,7 [UAH]                                      4,840,000            994,541
EES Total Return Linked Nts., 7.10%, 12/12/08 1 [RUR]                                                 37,100,000          1,432,805
EESRRU Total Return Linked Nts., 8.252%, 6/22/10 1 [RUR]                                              93,500,000          3,717,129
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                               73,800,000          2,926,932
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                                     72,600,000          2,841,592
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                              14,800,000,000          1,799,177
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1 [RUR]                                               59,900,000          2,306,426
NAK Naftogaz of Ukraine, Credit Linked Nts., 5%, 1/20/09                                               3,890,000          4,021,404
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1 [RUR]                                  116,835,000          4,496,438
Romania (The State of) Total Return Linked Nts., Series 0003, 5.882%, 8/15/07 9 [RON]                 12,380,000          4,805,503
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1 [RUR]                                               49,210,000          1,894,812
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.245%, 5/23/22 1                        825,000            809,243
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.41%, 7/16/08 9 [TRY]                        3,485,000          1,978,844
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                        2,195,000            482,416
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 2 [VND]                 14,609,000,000            961,248
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 9 [TRY]                            6,270,000          3,560,216
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                       5,650,000          1,241,755
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                          661,000            145,274
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                        4,170,000            916,481
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.077%, 12/21/11 [ARP]                                    2,990,000          2,643,840
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.09%, 1/5/11 2 [MXN]                                                                                 15,372,382          1,389,165


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.65%, 1/5/11 2 [MXN]                                                                                 10,166,360    $       922,163
Borhis Total Return Linked Nts., 6.45%, 3/15/34 [MXN]                                                  4,430,000          1,484,125
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                      2,065,000          1,564,820
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 9 [BRR]                                                4,580,760          2,030,137
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 2 [COP]                                 2,002,000,000          1,076,934
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%, 7/28/20 [COP]                   6,840,000,000          3,380,236
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 (linked to Egyptian Treasury
Bills) 2,9 [EGP]                                                                                       6,230,000          1,016,159
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%, 9/12/07 (linked to Egyptian
Treasury Bills) 2,9 [EGP]                                                                             11,720,000          1,969,742
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10 9                       705,000            618,426
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 2                                                          2,427,307          2,439,519
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09 [KZT]                    258,990,000          2,086,396
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                               820,000            837,220
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                  873,600          1,105,366
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                               67,900,000            559,279
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                  91,000,000            787,315
OAO Gazprom I Credit Nts., 9.22%, 10/20/07                                                               790,000            839,219
OAO Gazprom II Credit Nts., 8.97%, 4/20/07                                                               790,000            823,862
Peru (Republic of) Credit Linked Nts., 6.665%, 2/20/11 1                                                 875,000            894,304
RosSelkhoz Bank Total Return Linked Nts., 6.926%, 2/22/08 9 [RUR]                                     57,640,000          2,084,045
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 9 [RUR]                                        82,600,000          2,987,141
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 9 [RUR]                                        39,800,000          1,439,018
Russian Federation Credit Linked Nts., 0%, 12/2/09 9 [RUR]                                            19,221,000            791,523
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                             21,590,000            926,627
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1 [RUR]                                    75,090,000          2,892,756
Russian Unified Energy Systems Total Return Linked Nts., Series FSK3, 7.10%, 12/16/08 1 [RUR]         50,530,000          1,990,404
Sberbank Total Return Linked Nts., 6.593%, 2/20/08 9 [RUR]                                            57,640,000          2,085,864
Sberbank Total Return Linked Nts., 6.588%, 2/27/08 9 [RUR]                                            76,860,000          2,777,548
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                           885,000            906,674
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                         885,000            905,992
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                           885,000            905,833
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                         885,000            905,435
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                           885,000            903,169
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                         269,000             60,458
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                         955,000            214,637
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/18/07 [UAH]                                        2,390,000            483,557
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                              2,390,000            483,557
United Mexican States BORHIS Total Return Linked Nts., 6.10%, 9/27/35 [MXN]                            3,676,455          1,334,670
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 2 [MXN]                                       10,178,398            922,103
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 2                                      1,630,000          1,639,242
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%,
4/20/17 7 [VND]                                                                                   36,800,000,000          2,297,129
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, Pass-Through Certificates, 8.25%, Series 4-T1, 6/29/10 2               5,221,200          5,449,628


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.041%, 12/8/11 1 [RUR]                        34,190,000    $     1,317,131
------------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.61%, 4/8/09 1,2                                                 1,400,000          1,423,800
------------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.26%, 8/10/11 1,13                                       1,630,000          1,670,017
------------------------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.16%, 1/8/09 1,2                                        926,000            879,700
------------------------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.46%, 11/24/08 1,13                                       1,000,000            962,190
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17 9 [TRY]                21,980,000          3,567,013
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37
9 [COP]                                                                                           63,720,800,000          1,269,990
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Russag Total Return Linked Nts., 7.25%, 12/23/09 [RUR]               50,540,000          1,942,359
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%, 5/13/09 1 [RUR]         84,500,000          3,324,457
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09 2 [UAH]            4,689,000          1,051,254
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.032%, 12/19/11 2 [ARP]                                  4,355,000          3,798,811
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 [BRR]                                 5,770,000          2,836,690
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 2 [BRR]                                   5,855,000          4,117,625
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%, 1/2/15 9 [BRR]                    8,035,000          1,647,035
Brazil (Federal Republic of) Credit Linked Nts., Series III, 12.184%, 1/2/15 9 [BRR]                   8,500,000          1,742,351
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 9 [BRR]                                3,693,700            757,144
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 9 [BRR]                              10,948,600          2,244,272
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 9 [ARP]                              4,550,000          1,406,370
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 9 [BRR]                               5,490,000          1,332,329
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16 2,9 [COP]                 12,125,000,000          2,070,881
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 9 [COP]                                20,100,000,000          3,748,703
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 2,9 [COP]                           12,177,000,000          2,079,762
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 9 [COP]                               11,160,000,000          1,484,521
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 9 [PEN]                                          3,470,000            618,767
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                              1,120,000          1,119,888
------------------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance Nts., 9.16%, 3/14/12 2                                                              7,200,000          7,146,350
------------------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.865%, 12/31/09 1,13                                       2,000,000          2,048,000
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities, Series 2006-1,
7.55%, 5/1/16 2,18                                                                                     9,300,000          9,688,089
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                                821,400            336,176
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                                       13,350,000         13,855,965
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 (linked to Romanian Treasury
Bills) [RON]                                                                                           2,228,300            874,423
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to Romanian Treasury
Bills) [RON]                                                                                           2,600,000          1,038,946
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 (linked to Romanian Treasury
Bills) [RON]                                                                                             213,000             90,462


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 (linked to Romanian Treasury
Bills) [RON]                                                                                             199,000    $        85,883
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 (linked to Romanian Treasury
Bills) [RON]                                                                                             512,000            220,964
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to Romanian Treasury
Bills) [RON]                                                                                           1,885,100            765,242
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 2 [COP]                                   1,784,000,000            834,231
Renaissance Capital International Services Ltd. Total Return Linked Nts., 10.50%, 10/4/08
7 [RUR]                                                                                               80,000,000          3,078,830
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 2 [RUR]                                           31,917,476          1,271,348
Total Return Linked Nts., Series B, 11%, 6/30/12 2 [RUR]                                              27,691,222          1,103,646
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                     482,000,000          3,922,749
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 9 [BRR]                                     28,914,000          2,631,352
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                     5,793,682          3,512,260
Philippines (Republic of the) Credit Linked Nts., 10.22%, 9/20/15 2                                   10,300,000         12,434,615
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                                    1,230,000          1,428,484
Philippines (Republic of the) Credit Linked Nts., 8.22%, 6/20/16 1,2                                   1,360,000          1,458,117
Sukhoi Co. Total Return Linked Nts., 7.85%, 3/31/17 [RUR]                                            107,700,000          4,146,947
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                              2,000,000          2,116,405
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                                     1,885,000          2,099,684
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/6/09 2,9                                    3,630,000          3,738,900
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/6/09 2,9                                    4,850,000          4,995,500
------------------------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 10.36%,
1/15/10 1,2                                                                                              890,000            894,895
------------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts., Series B, 13.81%, 6/6/08 1                       1,300,000          1,206,368
------------------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I, 10.596%, 6/6/08 1,2              1,040,000          1,050,972
------------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I, 22.846%, 6/6/08 1,2                      1,450,000          1,498,720
------------------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Series A-I, 9.596%, 6/6/08 1,13                    2,450,000          2,483,443
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Congo (Republic of) Credit Linked Nts., 9%, 3/22/12 [XAF]                                            350,000,000            671,787
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 2 [GHC]                                  12,220,520,000          1,367,726
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                              4,792,700          1,381,040
------------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.848%, 6/5/09 1,13                                       1,550,000          1,585,805
                                                                                                                    ----------------
Total Structured Notes (Cost $291,681,181)                                                                              309,856,711


                                                        STRIKE
                                            DATE         PRICE                                         CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 3 (Cost $226,440) 7/25/07           $95                                        26,640,000            129,870


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 19,20,21
(Cost $329,114,963)                                                                                  329,114,963    $   329,114,963
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $2,284,347,501)                                                                              2,334,394,155

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.5% 22
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
Undivided interest of 0.25% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $8,862,082 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                             $       8,858,053          8,858,053
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.67% in joint repurchase agreement (Principal Amount/Value $750,000,000 with a maturity value of $750,342,344) with Barclays Capital, 5.4775%, dated 3/30/07, to be repurchased at $20,009,129 on 4/2/07, collateralized by AAA Asset-Backed Securities, 0.00%,
9/15/10-11/25/46, with a value of $772,500,000                                                        20,000,000         20,000,000
                                                                                                                    ---------------
                                                                                                                         28,858,053
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
Metropolitan Life Global Funding, 5.31%, 4/23/07                                                         750,000            750,000
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.2%
Natexis Banques Populaires NY, 5.34%, 4/2/07                                                           4,000,000          4,000,000
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $33,608,053)                               33,608,053

------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,317,955,554)                                                          104.5%     2,368,002,208
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (4.5)      (101,645,974)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $ 2,266,356,234
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
DEM      German Mark
DKK      Danish Krone
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
GBP      British Pound Sterling
GHC      Ghanaian Cedi
IDR      Indonesia Rupiah
ILS      Israeli Shekel
JPY      Japanese Yen
KZT      Kazakhstan Tenge
MXN      Mexican Nuevo Peso
MYR      Malaysian Ringgit



                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NGN      Nigeria Naira
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
RON      New Romanian Leu
RUR      Russian Ruble
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
UYU      Uruguay Peso
VND      Vietnam Dong
XAF      CFA Franc BEAC
ZMK      Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2007 was $154,570,268, which represents 6.82% of the Fund's net assets. In addition, the Fund has restricted currency of $487,408 which represents 0.02% of the Fund's net asset. See accompanying Notes.

3. Non-income producing security.

4. Issue is in default. See accompanying Notes.

5. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                         CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                    SUBJECT TO PUT        DATES      PRICE   RECEIVED      VALUE
--------------------------------------------------------------------------------
Japanese Yen (JPY)     206,000,000       4/4/07   $ 117.00   $  9,948   $  5,006

Japanese Yen (JPY)     174,000,000       4/5/07     117.35      8,778      6,595

Japanese Yen (JPY)     181,000,000       4/9/07     118.00      9,280      9,280
                                                             -------------------

                                                             $ 28,006   $ 20,881
                                                             ===================

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $16,059,365 or 0.71% of the Fund's net assets as of March 31, 2007.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

8. Partial or fully-loaned security. See accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $8,124,237. See accompanying Notes.

11. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                          CONTRACTS   EXPIRATION   EXERCISE   PREMIUM
                    SUBJECT TO CALL        DATES      PRICE  RECEIVED      VALUE
--------------------------------------------------------------------------------

Japanese Yen (JPY)      206,000,000       4/4/07  $  117.00  $ 10,476   $ 12,628

Japanese Yen (JPY)      174,000,000       4/5/07     117.35     8,407     10,927

Japanese Yen (JPY)      181,000,000       4/9/07     118.00     9,280      9,280
                                                             -------------------

                                                             $ 28,163   $ 32,835
                                                             ===================

12. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

13. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $146,157,539 or 6.45% of the Fund's net assets as of March 31, 2007.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Interest or dividend is paid-in-kind, when applicable.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

19. Rate shown is the 7-day yield as of March 31, 2007.

20. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    SHARES         GROSS           GROSS           SHARES
                                         DECEMBER 31, 2006     ADDITIONS      REDUCTIONS   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.23%                             349,023,806   258,531,064     278,439,907      329,114,963

                                                                                                 DIVIDEND
                                                                                   VALUE           INCOME
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.23%                                                  $ 329,114,963   $    4,399,930

21. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

22. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $138,811,899 of securities issued on a when-issued basis or forward commitment and sold $17,396,561 of securities issued on a when-issued basis or forward commitment.


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $796,987, representing .04% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.



                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                     EXPIRATION   CONTRACT AMOUNT        VALUATION AS OF     UNREALIZED          UNREALIZED
CONTRACT DESCRIPTION                      DATES            (000S)         MARCH 31, 2007   APPRECIATION        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)                 4/23/07               681  AUD      $    550,632   $      5,151         $        --
Brazilian Real (BRR)              5/3/07-1/5/10           161,753  BRR        75,597,543      6,368,932                  --
British Pound Sterling (GBP)    4/10/07-6/27/07             8,165  GBP        16,066,205        160,332                  --
Canadian Dollar (CAD)                   4/23/07             2,505  CAD         2,171,256          9,910                  --
Chilean Peso (CLP)              5/16/07-6/28/07         3,574,000  CLP         6,624,069          2,513              15,685
Euro (EUR)                       4/2/07-9/24/07            30,658  EUR        41,021,507        247,276               1,213
Hungarian Forint (HUF)                  4/26/07         1,650,000  HUF         8,877,431             --              92,886
Indian Rupee (INR)                      4/26/07           390,000  INR         8,925,613         29,627                  --
Japanese Yen (JPY)               4/2/07-5/31/07         6,349,000  JPY        54,030,758        369,657             129,402
Malaysian Ringgit (MYR)                 5/16/07            12,420  MYR         3,600,632         33,205                  --
Mexican Nuevo Peso (MXN)         4/2/07-5/25/07           202,982  MXN        18,337,752             --              77,200
New Turkish Lira (TRY)                  4/24/07            12,550  TRY         8,937,390         59,881                  --
New Zealand Dollar (NZD)                9/24/07             2,560  NZD         1,805,463         24,010                  --
Norwegian Krone (NOK)           9/24/07-1/29/08            24,430  NOK         4,033,625        107,352                  --
Polish Zloty (PLZ)                       5/7/07            35,280  PLZ        12,204,159        356,088                  --
Russian Ruble (RUR)              4/4/07-2/21/08           587,300  RUR        22,596,805        119,955                  --
Singapore Dollar (SGD)                   2/5/08            10,190  SGD         6,841,074         68,154                 242
South African Rand (ZAR)         4/26/07-8/1/07           131,430  ZAR        17,968,975         46,633              88,175
South Korean Won (KRW)           4/12/07-7/2/07         6,733,000  KRW         7,164,925             --              10,048
Swedish Krone (SEK)                     4/10/07            28,410  SEK         4,070,831          8,778               8,711
Swiss Franc (CHF)               4/10/07-4/23/07             4,712  CHF         3,881,658         34,578                 788
Ukraine Hryvnia (UAH)                    4/5/07             5,011  UAH           994,577             --                 656
Uruguay Peso (UYU)                       4/3/07            48,300  UYU         2,000,414         10,303                  --
Vietnam Dong (VND)                      4/13/07        37,076,000  VND         2,314,357             --               5,793
                                                                                           --------------------------------
                                                                                              8,062,335             430,799
                                                                                           --------------------------------

CONTRACTS TO SELL
Australian Dollar (AUD)         4/10/07-4/11/07            21,250  AUD        17,188,125             --             584,788
British Pound Sterling (GBP)             8/6/07             3,330  GBP         6,546,884             --              10,577
Canadian Dollar (CAD)           8/21/07-9/28/07             6,510  CAD         5,662,119             --              51,796
Chinese Renminbi (CNY)                  4/26/07            69,000  CNY         8,962,225         14,552                  --


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Czech Koruna (CZK)              4/26/07-1/25/08           489,430  CZK        23,633,444         17,890             243,865
Euro (EUR)                       4/2/07-1/29/08            43,363  EUR        58,011,590             --           1,247,513
Hong Kong Dollar (HKD)         12/19/07-1/25/08           221,945  HKD        28,621,291        116,230                 679
Indian Rupee (INR)                       4/5/07             6,772  INR           155,641             --                 680
Japanese Yen (JPY)                4/2/07-2/5/08         2,845,000  JPY        24,549,519          6,902             232,540
New Turkish Lira (TRY)            5/7/07-5/8/07             5,105  TRY         3,616,663             --              92,389
New Zealand Dollar (NZD)                1/16/08             7,970  NZD         5,569,913             --             160,599
Russian Ruble (RUR)               4/3/07-4/4/07           318,208  RUR        12,246,475             --               7,697
Swedish Krone (SEK)             4/26/07-9/24/07            69,560  SEK         9,983,860         33,284                  --
Swiss Franc (CHF)               4/26/07-1/25/08            29,595  CHF        24,687,091         50,705             142,420
                                                                                           ---------------------------------
                                                                                                239,563           2,775,543
                                                                                           ---------------------------------
Total unrealized appreciation and depreciation                                             $  8,301,898         $ 3,206,342
                                                                                           =================================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                   UNREALIZED
                                                    EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                     DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
30 Day Interbank Cash Rate                             4/20/07          11     $   2,154,771   $      111,935
Canada (Government of) Bonds, 10 yr.                   6/20/07          25         2,454,526           (5,013)
DAX Index                                              6/15/07          26         6,051,176          133,106
Euro-Bundesobligation, 10 yr.                           6/7/07          28         4,298,428          (44,860)
Euro-Schatz                                             6/7/07         454        62,651,745         (169,862)


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Japan (Government of) Bonds, 10 yr.                    6/11/07          10        11,384,080            4,555
Japan (Government of) Bonds, 10 yr.                     6/8/07          30         3,416,242            2,387
Nikkei 225 Index                                        6/7/07           5           734,470           (3,888)
Standard & Poor's/MIB Index, 10 yr.                    6/15/07           8         2,192,228          100,571
Standard & Poor's/Toronto Stock Exchange 60 Index      6/14/07           6           786,003            9,212
U.S. Treasury Nts., 2 yr.                              6/29/07         791       162,068,484          331,434
U.S. Treasury Nts., 10 yr.                             6/20/07       1,516       163,917,500          210,665
U.S. Treasury Nts., 30 yr.                             6/20/07       1,502       167,097,500         (699,762)
United Kingdom Long Gilt                               6/27/07           6         1,272,920           (3,399)
                                                                                               --------------
                                                                                                      (22,919)
                                                                                               --------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.              6/15/07          69         5,634,994           87,072
CAC-40 10 Index                                        4/20/07          49         3,695,668          (64,260)
DAX Index                                              6/15/07          23         5,352,964         (230,088)
Euro-Bundesobligation, 5 yr.                            6/7/07          19         2,745,722           19,429
Euro-Bundesobligation, 10 yr.                           6/7/07          35         5,373,035           23,121
FTSE 100 Index                                         6/15/07          84        10,456,816         (302,600)
NASDAQ 100 Index                                       6/15/07         208         7,449,520           16,113
Nikkei 225 Index                                        6/7/07          58         8,519,857         (221,973)
Standard & Poor's 500 E-Mini                           6/15/07         540        38,642,400         (376,191)
Standard & Poor's/Toronto Stock Exchange 60 Index      6/14/07          18         2,358,008          (70,401)
U.S. Treasury Nts., 2 yr.                              6/29/07          96        19,699,500           17,842
U.S. Treasury Nts., 5 yr.                              6/29/07       1,267       134,044,641         (640,624)
U.S. Treasury Nts., 10 yr.                             6/20/07       1,011       109,314,375         (161,437)
U.S. Treasury Nts., 30 yr.                             6/20/07          70         7,787,500          135,589
United Kingdom Long Gilt                               6/27/07           5         1,060,767           11,379
                                                                                               --------------
                                                                                                   (1,757,029)
                                                                                               --------------
                                                                                               $   (1,779,948)
                                                                                               ==============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:

                                            CALL OPTIONS                    PUT OPTIONS
                            ----------------------------   -----------------------------
                                  NUMBER OF    AMOUNT OF         NUMBER OF    AMOUNT OF
                                  CONTRACTS     PREMIUMS         CONTRACTS     PREMIUMS
----------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                        --   $       --        25,680,000   $  253,204

Options written               3,272,000,000      165,825     3,272,000,000      165,629
Options closed or expired    (2,162,000,000)    (110,655)     (753,680,000)    (288,544)
Options exercised              (549,000,000)     (27,007)   (1,983,000,000)    (102,283)
                            ------------------------------------------------------------
Options outstanding as of
March 31, 2007                  561,000,000   $   28,163       561,000,000   $   28,006
                            ============================================================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                 BUY/SELL     NOTIONAL
                                                   CREDIT       AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY         REFERENCE ENTITY          PROTECTION       (000S)    FIXED RATE         DATES   PAID/(RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                     Dow Jones CDX North
                     America Crossover Index         Sell   $      885         1.650%     12/20/11        $   14,855   $      8,243

                     Residential Capital LLC         Sell          942         1.750       3/20/08                --          4,989

                     Residential Capital LLC         Sell        1,807         1.220       3/20/08                --            104

                     Residential Capital LLC         Sell          905         1.200       3/20/08                --           (133)

                     Smithfield Foods, Inc.          Sell          855         1.500       3/20/12                --         (6,737)
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:

                     Allied Waste North
                     America, Inc.                   Sell        2,300         1.880       3/20/12                --        (38,041)

                     Ford Motor Credit Co.           Sell        1,800         2.320       3/20/12                --        (63,110)

                     Hungary (Republic of)            Buy        2,300         0.400      12/20/15                --        (11,633)

                     Univision
                     Communications, Inc.            Sell          468         1.100       6/20/08                --            (15)

                     Williams Cos., Inc.             Sell          500         1.110       3/20/12                --          2,356
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:

                     Dow Jones CDX North
                     America Crossover Index         Sell        1,300         1.650      12/20/11            22,168         11,050

                     Dow Jones CDX North
                     America Crossover Index         Sell        3,440         1.650      12/20/11            54,108         29,137

                     Dow Jones CDX North
                     America High Yield Index        Sell        1,280         3.250      12/20/11            47,467         35,480

                     Ford Motor Credit Co.           Sell        1,150         2.550       3/20/12                --        (29,009)

                     Ford Motor Credit Co.           Sell        3,750         2.385       3/20/12                --       (122,814)

                     GMAC LLC                        Sell        1,690         1.390       3/20/17                --        (84,775)

                     HCA, Inc.                        Buy          930         0.750       6/20/08                --            382

                     HCA, Inc.                       Sell          930         3.250       6/20/12                --          6,688

                     Inco Ltd.                        Buy          460         0.580       3/20/17                --            (21)

                     NJSC Naftogaz                   Sell        2,940         3.250       4/20/11                --             --

                     Residential Capital LLC         Sell          900         1.300       3/20/08                --            833

                     Smithfield Foods, Inc.          Sell          865         1.490       3/20/12                --         (5,915)

                     Vale Overseas Ltd.              Sell          460         1.030       3/20/17                --            959

                     Williams Cos., Inc.             Sell          800         1.150       3/20/12                --          4,808

                     Williams Cos., Inc.             Sell          400         1.140       3/20/12                --          2,577
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                     Coriolanus Ltd.                 Sell        4,120         3.200       4/20/12                --             --

                     Dow Jones CDX North
                     America Crossover Index         Sell        6,875         1.650      12/20/11           109,580         67,562

                     Dow Jones CDX North
                     America Crossover Index         Sell        1,380         1.650      12/20/11            23,824         13,562

                     Dow Jones CDX North
                     America Crossover Index         Sell        3,460         1.650      12/20/11            54,536         34,002
                     Dow Jones CDX North
                     America High Yield Index        Sell        3,615         3.250      12/20/11           134,056        107,356

                     El Paso Corp.                   Sell        3,270         1.030       3/20/12                --         14,940


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     Ford Motor Co.                   Buy        2,035         3.050      12/20/08                --          8,069

                     Ford Motor Co.                   Buy        2,545         3.300      12/20/08                --           (310)

                     Ford Motor Co.                   Buy        1,650         3.650      12/20/08                --         (9,641)

                     Ford Motor Co.                  Sell        2,540         5.800      12/20/16                --       (155,098)

                     Ford Motor Co.                  Sell        3,180         5.850      12/20/16                --       (186,470)

                     Ford Motor Co.                  Sell        2,065         6.000      12/20/16                --       (106,074)

                     Ford Motor Credit Co.           Sell        2,760         2.390       3/20/12                --        (88,062)

                     Ford Motor Credit Co.           Sell        1,300         2.340       3/20/12                --        (43,888)

                     General Motors Corp.             Buy        2,035         2.030      12/20/08                --         13,569

                     General Motors Corp.             Buy        1,650         2.550      12/20/08                --         (3,113)

                     General Motors Corp.            Sell        2,035         4.680      12/20/16                --        (69,387)

                     General Motors Corp.            Sell        1,650         4.750      12/20/16                --        (50,137)

                     GMAC LLC                        Sell        1,750         1.370       3/20/17                --        (91,314)

                     Inco Ltd.                        Buy          995         0.630       3/20/17                --         (6,216)

                     Inco Ltd.                        Buy          865         0.420       3/20/17                --          4,599

                     Peru (Republic of)               Buy        1,900         1.710      12/20/16                --        (74,714)

                     Peru (Republic of)              Sell          405         1.320       4/20/17                --          1,870

                     Philippines (Republic
                     of the)                          Buy        2,000         3.690       9/20/15                --       (248,345)

                     Vale Oversees Ltd.              Sell          995         1.050       3/20/17                --         14,773

                     Vale Oversees Ltd.              Sell          865         1.000       3/20/17                --          9,445

                     Williams Cos., Inc.             Sell        1,850         1.020       3/20/12                --          6,081
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                     General Motors Corp.             Buy        1,650         2.700      12/20/08                --        (18,071)

                     General Motors Corp.            Sell        1,650         4.950      12/20/16                --        (28,387)

                     GMAC LLC                        Sell        1,040         1.390       3/20/17                --        (56,142)

                     GMAC LLC                        Sell          850         1.390       3/20/17                --        (45,885)

                     GMAC LLC                        Sell        2,190         1.390       3/20/17                --       (118,222)

                     GMAC LLC                        Sell        1,200         1.370       3/20/17                --        (66,236)

                     K. Hovnanian
                     Enterprises, Inc.               Sell        2,950         2.000       6/20/08                --         (8,294)

                     K. Hovnanian
                     Enterprises, Inc.               Sell        1,875         2.000       6/20/08                --         (5,271)

                     K. Hovnanian
                     Enterprises, Inc.               Sell        1,880         1.800       6/20/08                --             --

                     Residential Capital LLC         Sell        1,350         1.360       3/20/08                --            779

                     Residential Capital LLC         Sell          903         1.180       3/20/08                --         (1,038)

                     Standard-Pacific Corp.          Sell        5,450         2.200       6/20/08                --             --
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank:

                     Ford Motor Co.                   Buy        1,650         3.600      12/20/08                --        (15,911)

                     Ford Motor Co.                  Sell        2,065         6.000      12/20/16                --       (102,096)

                     General Motors Corp.             Buy        2,545         2.350      12/20/08                --         (3,729)

                     General Motors Corp.            Sell        2,545         4.750      12/20/16                --        (74,231)

                     Inco Ltd.                        Buy          435         0.520       3/20/17                --            662

                     Russian Federation               Buy          730         2.400       10/9/13                --        (81,938)

                     Ukraine (Republic of)           Sell          336         1.920       8/20/11                --          8,610
------------------------------------------------------------------------------------------------------------------------------------


                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman Brothers
Special Financing,
Inc.:
                     Allied Waste North
                     America, Inc.                   Sell          330         1.880       3/20/12                --         (4,477)

                     Allied Waste North
                     America, Inc.                   Sell          640         1.880       3/20/12                --         (8,683)

                     Dow Jones CDX North
                     American High Yield Index       Sell          908         3.250      12/20/11            17,580         24,573

                     Dow Jones CDX North
                     American High Yield Index       Sell          908         3.250      12/20/11            17,580         24,573

                     GMAC LLC                        Sell          850         1.400       3/20/17                --        (45,581)

                     GMAC LLC                        Sell          970         1.400       3/20/17                --        (52,016)

                     HCA, Inc.                        Buy          920         0.725       3/20/08                --           (369)

                     HCA, Inc.                       Sell          920         3.225       3/20/12                --         16,061

                     Smithfield Foods, Inc.          Sell        1,130         1.580       3/20/12                --         (3,652)

                     Univision
                     Communications, Inc.            Sell          468         1.100       6/20/08                --           (275)

                     Univision
                     Communications, Inc.            Sell          941         1.150       6/20/08                --             --

                     Univision
                     Communications, Inc.            Sell        2,079         1.200       6/20/08                --             --
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                     Colombia (Republic of)           Buy        1,080         3.700       8/20/15                --       (167,739)
                     Dow Jones CDX North
                     America Crossover Index         Sell          885         1.650      12/20/11            14,853          8,237

                     Ford Motor Co.                   Buy          420         2.450      12/20/08                --          5,080

                     Ford Motor Co.                   Buy        1,650         3.700      12/20/08                --        (13,752)

                     Ford Motor Co.                  Sell          520         5.900      12/20/16                --        (28,128)

                     Ford Motor Co.                  Sell        2,065         6.150      12/20/16                --        (86,639)

                     General Motors Corp.             Buy          420         1.650      12/20/08                --          5,338

                     General Motors Corp.             Buy        1,650         2.700      12/20/08                --         (7,597)

                     General Motors Corp.            Sell          420         4.620      12/20/16                --        (15,668)

                     General Motors Corp.            Sell        1,650         4.900      12/20/16                --        (36,362)

                     Gisad Dis Ticaret AS            Sell       10,300         2.000       3/30/08                --           (162)

                     Inco Ltd.                        Buy          900         0.520       3/20/17                --          2,598

                     Inco Ltd.                        Buy          895         0.520       3/20/17                --          2,584

                     Inco Ltd.                        Buy          975         0.600       3/20/17                --         (3,499)

                     Istanbul Bond Co. SA
                     for Finansbank                  Sell        5,180         1.300       3/24/13                --        (85,918)

                     Smithfield Foods, Inc.          Sell        1,500         1.510       3/20/12                --         (6,946)

                     Turkey (Republic of)            Sell        1,145         2.750      11/20/16                --         24,776

                     Vale Overseas Ltd.              Sell          435         1.060       3/20/17                --          2,577

                     Vale Overseas Ltd.              Sell          900         0.920       3/20/17                --         (4,179)

                     Vale Overseas Ltd.              Sell          895         0.970       3/20/17                --           (778)

                     Vale Overseas Ltd.              Sell          975         1.040       3/20/17                --          4,798

                     Venezuela (Republic of)          Buy        1,885         3.480      11/20/15          (202,205)       170,054
------------------------------------------------------------------------------------------------------------------------------------
UBS AG               Indonesia (Republic of)         Sell          375         2.300       9/20/11                --         18,698
                                                                                                     -------------------------------
                                                                                                     $       308,402   $ (2,309,519)
                                                                                                     ===============================


                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of March 31, 2007, the Fund had entered into the following interest rate swap agreements:

                       SWAP      NOTIONAL                             PAID BY          RECEIVED BY    TERMINATION
               COUNTERPARTY        AMOUNT                            THE FUND             THE FUND          DATES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central
Hispano SA                     56,000,000  BRR                           BZDI              12.2900%        1/4/10   $     10,436
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                5,020,000  EUR                        EURIBOR               4.1120        6/15/09        107,061
                                5,050,000  EUR                         4.2200%             EURIBOR        1/29/10         10,336
                                3,430,000  GBP                         5.5525        BBA LIBOR GBP        6/13/09        222,779
                               41,700,000  MXN                       MXN TIIE               9.2700        7/17/26         65,442
                               41,510,000  NOK                          NIBOR               5.3850        1/29/10         44,756
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                1,260,000  PLZ                 Six-Month WIBO               5.5200        3/24/10        112,348
                                2,016,000  PLZ                 Six-Month WIBO               5.5500        3/25/10          6,856
                               73,200,000  TWD                         2.3200         TWD-telerate        6/27/11         11,548
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
International                   9,530,000  MXN                28-Day MXN TIIE              10.0000        7/19/15        (30,074)
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,
Inc. (Nassau Branch)            3,640,000  PLZ                 Six-Month WIBO               4.4800         7/1/10         54,680
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International    22,480,000  MXN                       MXN TIIE               8.3000       12/17/26         55,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     INR MIBOR-OIS
Deutsche Bank AG, 5 yr.        73,400,000  INR                         7.1750             Compound        6/27/11        162,427
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG              360,000,000  HUF                         8.4400      Six-Month BUBOR         7/4/11         24,332
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                                7,990,000  MXN                       MXN TIIE              10.2900         6/4/15         66,744
                               18,300,000  CNY                         4.0000    CNY-CFXSREPOFIX01        2/16/17         83,654
                                9,700,000  MXN   MXN TIIE Floating Index Rate               9.3300        9/16/26         45,678
                                8,790,000  BRR                           BZDI              12.9200         1/2/14         78,089
                                8,740,000  BRR                           BZDI              12.6700         1/4/10         87,162
                                2,630,000  BRR                           BZDI              12.8400         1/2/14         90,416
                                4,390,000  BRR                           BZDI              12.8700         1/2/14        236,393
                                8,750,000  BRR                           BZDI              12.7100         1/4/10        190,456


                     44 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                5,710,000  BRR                           BZDI              12.7300%        1/2/14        166,064
                               26,250,000  BRR                           BZDI              12.6100         1/4/10        (16,477)
                                9,160,000  MXN                       MXN TIIE              10.2200        1/30/15        116,978
                               21,000,000  BRR                           BZDI              14.5500         1/4/10        141,939
                                6,910,000  BRR                           BZDI              12.2600         1/2/15        237,527
                                3,160,000  BRR                           BZDI              12.2900         1/2/15        159,143
                                4,710,000  MXN                       MXN TIIE              10.0000        6/24/15        934,171
                                7,875,000  MXN                       MXN TIIE              10.4300        5/29/15        793,514
                                7,875,000  MXN                       MXN TIIE              10.3000         6/1/15           (895)
                                6,355,197  BRR                           BZDI              17.1800         1/2/08        469,838
                               19,400,000  BRR                           BZDI              12.3900         1/2/12         65,971
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):
                               22,300,000  MXN                       MXN TIIE               9.1500        8/27/26         31,561
                                6,090,000  MXN                       MXN TIIE               9.4100        8/31/20        335,691
                                4,100,000  MXN                       MXN TIIE              10.8500         3/5/15          4,633
                                9,100,000  MXN                       MXN TIIE              10.7000         5/8/15             --
                               18,300,000  MXN                       MXN TIIE               9.5100        8/26/25        208,343
                               12,220,000  MXN                       MXN TIIE               9.5000        8/28/25        374,235
                               25,560,000  BRR                           BZDI              14.8900         1/4/10        127,777
                               33,400,000  MXN                       MXN TIIE               9.2900        7/17/26        134,181
                                4,420,000  BRR                           BZDI              14.0500         1/2/12        240,764
                               37,300,000  MXN                       MXN TIIE               8.7000         2/5/16        173,324
                               23,010,000  MXN                       MXN TIIE               9.8400       12/31/09       (348,500)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                               39,520,000  ZAR                         8.2900     Three-Month JIBA        6/23/08        110,817
                                8,750,000  BRR                           BZDI              13.9100         1/2/12        114,368
                                9,700,000  MXN                       MXN TIIE               9.7600        8/17/15      3,738,372
                               82,000,000                   Three-Month LIBOR               5.5700        5/26/16        104,091
                               19,400,000  BRR                           BZDI              12.3800         1/2/12         53,305
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                                4,680,000  PLZ                 Six-Month WIBO               4.5300         7/5/10        (27,100)

                                                        The greater of 0% and
                                                        8*(-0.0031375-(10 yr.
                                                        CMS Index + 2 yr. CMS
                               13,350,000                    Index) quarterly              400,500         2/5/17        114,146
                                9,440,000  MXN                28-Day MXN TIIE               9.9900         7/9/15         55,919
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.                 27,500,000  SEK                     STIBOR SEK               4.1825        1/12/12        111,902
---------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano       4,420,000  BRR                           BZDI              14.0000         1/3/12        106,007
                                                                                                                    -------------
                                                                                                                    $ 10,569,032
                                                                                                                    =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                            Brazilian Real
CNY                            Chinese Remnibi
EUR                            Euro
GBP                            British Pound Sterling
HUF                            Hungarian Forint
INR                            Indian Rupee
MXN                            Mexican Nuevo Peso
NOK                            Norwegian Krone


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

PLZ                           Polish Zloty
SEK                           Swedish Krone
TWD                           New Taiwan Dollar
ZAR                           South African Rand

Index abbreviations are as follows:

BBA LIBOR                     British Bankers' Association London-Interbank
                              Offered Rate
BUBOR                         Budapest Interbank Offered Rate
BZDI                          Brazil Interbank Deposit Rate
CFSREPOFIX01                  Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR                       Euro Interbank Offered Rate
JIBA                          South Africa Johannesburg Interbank Agreed Rate
LIBOR                         London-Interbank Offered Rate
MXN TIIE                      Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS                     Mid Market Interest Rate for French Franc/Austrian
                              Schilling and India Swap Composites-Overnight
                              Indexed Swap
NIBOR                         Norwegian Interbank Offered Rate
STIBOR                        Stockholm Interbank Offered Rate
WIBO                          Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:


                     SWAP        NOTIONAL                                                                  TERMINATION
             COUNTERPARTY          AMOUNT                 PAID BY THE FUND         RECEIVED BY THE FUND          DATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                             $  1,620,000              Six-Month BBA LIBOR                         5.46%       5/13/15      340,544
                                  930,000              Six-Month BBA LIBOR                         5.25        6/23/15      163,539
------------------------------------------------------------------------------------------------------------------------------------

                                                 If negative, the absolute    If positive, the absolute
                                                  value of Lehman Brothers     value of Lehman Brothers
Goldman Sachs Capital                                     U.S. CMBS Index:   U.S. CMBS Index: Aggregate
Markets                         5,310,000                   Aggregate AAA.    AAA plus 15 basis points.         9/1/07        2,372
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):

                                  920,000              Six-Month BBA LIBOR                         5.10        1/14/15      191,600
                                  920,000              Six-Month BBA LIBOR                         5.08        1/20/15      196,442
------------------------------------------------------------------------------------------------------------------------------------


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Goldman Sachs
International:
                                                   One-Month BBA LIBOR USD
                                                       and if negative the
                                                     absolute value of the       If positive, the Total
                                                  Total Return of the MSCI     Return of the MSCI Daily
                                                    Daily Total Return Net     Total Return Net Belgium
                                  325,119        Belgium USD Market Index.            USD Market Index.        10/9/07   $   (2,387)
                                                   One-Month BBA LIBOR USD
                                                       and if negative the
                                                     absolute value of the        If positive the Total
                                                  Total Return of the MSCI     Return of the MSCI Daily
                                                    Daily Total Return Net     Total Return Net Belgium
                                1,730,144        Belgium USD Market Index.            USD Market Index.        10/8/07      101,278
                                                   One-Month BBA LIBOR USD
                                                        plus spread and if
                                                    negative, the absolute
                                                        value of the Total       If positive, the Total
                                                        Return of a custom    Return of a custom equity
                               21,067,093                   equity basket.                      basket.         1/8/08    1,043,545
                                                   One-Month USD BBA LIBOR
                                                     minus spread plus, if
                                                    negative, the absolute
                                                        value of the Total       If positive, the Total
                                                        Return of a custom    Return of a custom equity
                                5,373,769                   equity basket.                      basket.         1/8/08      229,627

                                                          If negative, the
                                                     absolute value of the       If positive, the Total
                                                       Total Return of the    Return of the BMU/BOVESPA
                                4,339,262  BRR     BMU/BOVESPA 4/07 Index.                  4/07 Index.        4/19/07       25,438

                                                    If positive, the Total    If negative, the absolute
                                                    Return of the INDF/NSE    value of the Total Return
                                                                              INDF/NSE NIFTY Index 4/07
                               82,122,780  INR    NIFTY Index 4/07 Future.                      Future.         5/3/07      (18,894)

                                                          If positive, the        If negative, the Total
                                                     absolute value of the    Return of the Swiss Market
                                                       Total Return of the            Index 6/07 Future.       6/20/07      (30,243)
                                                   Swiss Market Index 6/07
                                2,277,660  CHF                     Future.

                                                          If positive, the        If negative, the Total
                                                     absolute value of the    Return of the Swiss Market
                                                       Total Return of the            Index 6/07 Future.       6/20/07           33
                                                   Swiss Market Index 6/07
                                  360,120  CHF                     Future.
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.                271,430,000  RUR               BBA LIBOR USD                         7.75       12/26/13        3,263
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
International:

                                                   One-Month BBA LIBOR EUR       If positive, the Total
                                                      and if negative, the    Return of a custom basket
                                                     absolute value of the       of securities plus the
                                                  Total Return of a custom    dividends from the basket
                                6,325,700  EUR       basket of securities.               of securities.       12/20/07      392,150

                                                   One-Month BBA LIBOR GBP       If positive, the Total
                                                      and if negative, the    Return of a custom basket
                                                     absolute value of the       of securities plus the
                                                  Total Return of a custom    dividends from the basket
                                3,309,400  GBP       basket of securities.               of securities.        10/9/07      397,286

                                                   One-Month BBA LIBOR JPY       If positive, the Total
                                                      and if negative, the    Return of a custom basket
                                                     absolute value of the       of securities plus the
                                                  Total Return of a custom    dividends from the basket
                              718,036,700  JPY       basket of securities.               of securities.        10/9/07      184,859
                                                                                                                         ----------
                                                                                                                         $3,220,452
                                                                                                                         ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR         Brazilian Real


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CHF                     Swiss Franc
EUR                     Euro
GBP                     British Pound Sterling
INR                     Indian Rupee
JPY                     Japanese Yen
RUR                     Russian Ruble

Abbreviations are as follows:

BBA LIBOR               British Bankers' Association London-Interbank Offered
                        Rate
BMU/BOVESPA             Bovespa Index that trades on the Sao Paulo Stock
                        Exchange
CMBS                    Commercial Mortgage Backed Securities
INDF/NSE NIFTY INDEX    Indian National Stock Exchange Nifty Index
LIBOR                   London-Interbank Offered Rate
MSCI                    Morgan Stanley Capital International

CURRENCY SWAP CONTRACTS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked-to-market daily using primarily quotations from counterparties and brokers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of March 31, 2007, the Fund entered into the following currency swap arrangements:

          SWAP        NOTIONAL        PAID BY        RECEIVED BY     TERMINATION
  COUNTERPARTY   AMOUNT (000S)       THE FUND           THE FUND           DATES          VALUE
------------------------------------------------------------------------------------------------
Credit Suisse:

                                  Three-Month
                         3,170      BBA LIBOR  TRY         16.75%        2/26/12    $   (47,316)

                                  Three-Month
                         1,255      BBA LIBOR  TRY         17.25          2/7/12         14,926

                                  Three-Month
                         1,890      BBA LIBOR  TRY          17.3          2/9/12         12,473
------------------------------------------------------------------------------------------------

Merrill Lynch                     Three-Month
                         1,960      BBA LIBOR  TRY          17.1          2/6/12         11,007
                                                                                    -----------
                                                                                    $    (8,910)
                                                                                    ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY         New Turkish Lira

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of March 31, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                      ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                    DATES        COST    MARCH 31, 2007   APPRECIATION
------------------------------------------------------------------------------
CURRENCY
Argentine Peso    1/31/07-3/19/07   $ 486,302   $       487,408   $      1,106

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $54,691,002, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $33,608,053 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $22,162,861 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,318,657,849
Federal tax cost of other investments               231,930,182
                                              ------------------
Total federal tax cost                        $   2,550,588,031
                                              ==================

Gross unrealized appreciation                 $      77,459,698
Gross unrealized depreciation                       (18,930,206)
                                              ------------------
Net unrealized appreciation                   $      58,529,492
                                              ==================


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA




Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.3%
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2, 5.38%,
4/20/08 1                                                                                      $         640,000    $       640,289
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.80%, 5/25/34 1                                                                                   2,227,186          2,235,766
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series 2005-D, Cl. AF1,
5.04%, 10/25/35                                                                                          160,468            159,953
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                                                                              310,000            303,066
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through Certificates, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                                     989,125            982,546
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates, Series 2002-4, Cl.
A1, 6.06%, 2/25/33 1                                                                                      35,747             35,780
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series 2005-16,
Cl. 2AF2, 5.382%, 5/25/36 1                                                                              670,000            668,006
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates, Series 2005-17,
Cl. 1AF2, 5.363%, 5/25/36 1                                                                              440,000            438,621
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates, Series 2005-3,
Cl. A1, 5.58%, 1/20/35 1                                                                                 828,583            828,739
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                 873,207            868,069
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                 771,259            768,441
------------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl.
A1, 8.33%, 4/25/31 2                                                                                   2,700,408          2,715,584
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 0.64%, 1/25/29 2             3,370,016            707,703
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through Certificates, Series
2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                                       700,100            695,911
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36 1                                                                         690,000            692,796
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-RS7,
Cl. AI32, 4.45%, 7/25/28                                                                                 779,545            774,907
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                                                2,542,404          2,260,195
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                  23,226             23,160
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%, 6/1/10                    1,740,000          1,776,731
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $20,019,766)                                                                         17,576,263

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--69.1%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--58.8%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--58.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                610,489            631,653
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                         10,625,280         10,310,224
5%, 8/1/33                                                                                             4,361,715          4,227,788
6%, 7/1/17-10/1/29                                                                                     9,079,577          9,237,247
6.50%, 4/1/18-4/1/34                                                                                   1,458,626          1,499,262
7%, 5/1/29-3/1/35                                                                                      6,944,933          7,210,146
8%, 4/1/16                                                                                               672,072            708,907


                        1 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
9%, 8/1/22-5/1/25                                                                              $         191,992    $       206,042
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                                 721,689            723,769
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    1,217,316          1,254,499
Series 2066, Cl. Z, 6.50%, 6/15/28                                                                     2,515,304          2,582,078
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                   1,462,846          1,501,200
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                      510,331            523,798
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    1,310,246          1,375,194
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                    364,151            367,839
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                    580,901            586,348
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                    452,306            456,679
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                                   155,795            158,567
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates, Series 151,
Cl. F, 9%, 5/15/21                                                                                        36,115             36,024
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.719%, 6/1/26 3                                                                    653,100            143,405
Series 183, Cl. IO, 9.624%, 4/1/27 3                                                                     970,251            222,399
Series 184, Cl. IO, 15.438%, 12/1/26 3                                                                 1,070,301            238,068
Series 192, Cl. IO, 13.916%, 2/1/28 3                                                                    259,874             61,743
Series 200, Cl. IO, 12.262%, 1/1/29 3                                                                    306,708             68,429
Series 2003-118, Cl. S, 8.73%, 12/25/33 3                                                              3,683,826            439,346
Series 2005-87, Cl. SG, 9.456%, 10/25/35 3                                                             5,571,051            332,281
Series 206, Cl. IO, (8.439)%, 12/1/29 3                                                                  624,632            148,533
Series 2130, Cl. SC, (2.485)%, 3/15/29 3                                                                 695,065             54,518
Series 216, Cl. IO, 12.223%, 12/1/31 3                                                                   399,670             86,168
Series 224, Cl. IO, 7.682%, 3/1/33 3                                                                   1,218,072            273,241
Series 243, Cl. 6, 26.368%, 12/15/32 3                                                                   760,755            172,556
Series 2796, Cl. SD, 0.696%, 7/15/26 3                                                                 1,111,458             94,389
Series 2802, Cl. AS, 1.619%, 4/15/33 3                                                                 1,231,427             72,881
Series 2920, Cl. S, (4.163)%, 1/15/35 3                                                                4,064,895            192,513
Series 3000, Cl. SE, (3.956)%, 7/15/25 3                                                               4,771,774            185,284
Series 3110, Cl. SL, 4.408%, 2/15/26 3                                                                   652,114             23,101
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176,
Cl. PO, 4.571%, 6/1/26 4                                                                                 266,083            217,315
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/1/18-8/1/20                                                                                  16,721,738         16,225,123
5%, 12/1/17-3/1/34                                                                                    30,478,500         29,884,466
5%, 12/1/17-4/1/37 5                                                                                  24,601,782         24,185,420
5.50%, 1/1/33-1/1/34                                                                                  14,031,235         13,921,249
5.50%, 4/1/22-4/1/37 5                                                                                25,684,000         25,505,462
6%, 5/1/29-11/1/33                                                                                    10,880,049         11,005,005
6%, 4/1/22-4/1/37 5                                                                                   14,330,000         14,532,617
6.50%, 3/1/11-11/1/31                                                                                 11,972,883         12,320,060
7%, 11/1/17-7/1/35                                                                                     4,553,831          4,727,366
7.50%, 1/1/08-1/1/33                                                                                      30,120             31,443
8%, 5/1/17                                                                                                 8,223              8,617


                        2 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
8.50%, 7/1/32                                                                                  $          68,000    $        73,315
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                                                     69,810             74,677
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                   1,489,940          1,533,212
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 1,250,014          1,290,480
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                      693,632            706,287
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                   940,000            970,411
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       277,663            277,690
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        31,092             31,019
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        24,507             24,439
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                    646,473            669,557
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      1,590,975          1,620,907
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  3,964,000          3,922,351
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     1,233,633          1,216,285
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    1,908,000          1,877,587
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                1,120,000          1,084,305
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                 3,160,000          3,168,330
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                                 546,081            537,378
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                               1,212,481          1,183,507
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                               1,558,398          1,520,957
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                                 495,313            482,095
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  3,861,239          3,869,677
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                  4,671,000          4,592,926
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 8.532%, 11/25/31 3                                                               2,126,185            213,331
Trust 2001-81, Cl. S, 0.036%, 1/25/32 3                                                                  520,954             50,758
Trust 2002-47, Cl. NS, (0.976)%, 4/25/32 3                                                             1,336,361            126,019
Trust 2002-51, Cl. S, (0.857)%, 8/25/32 3                                                              1,226,784            115,660
Trust 2002-52, Cl. SD, (3.547)%, 9/25/32 3                                                             1,406,819            118,255
Trust 2002-77, Cl. SH, 0.601%, 12/18/32 3                                                                631,955             62,192
Trust 2002-84, Cl. SA, 7.369%, 12/25/32 3                                                              1,831,936            189,308
Trust 2003-33, Cl. SP, 9.60%, 5/25/33 3                                                                1,886,334            238,556
Trust 2003-4, Cl. S, 7.067%, 2/25/33 3                                                                 1,219,138            142,096
Trust 2004-54, Cl. DS, (7.122)%, 11/25/30 3                                                            1,006,552             61,034
Trust 2005-19, Cl. SA, (4.037)%, 3/25/35 3                                                            10,315,553            535,321
Trust 2005-40, Cl. SA, (4.234)%, 5/25/35 3                                                             2,299,645            112,826
Trust 2005-6, Cl. SE, (3.412)%, 2/25/35 3                                                              2,878,203            147,549
Trust 2005-71, Cl. SA, 3.17%, 8/25/25 3                                                                3,011,251            175,989
Trust 2006-33, Cl. SP, 12.46%, 5/25/36 3                                                               4,202,903            362,007
Trust 222, Cl. 2, 12.439%, 6/1/23 3                                                                    2,130,233            473,898
Trust 240, Cl. 2, 14.795%, 9/1/23 3                                                                    2,557,906            593,826
Trust 252, Cl. 2, 10.806%, 11/1/23 3                                                                   1,663,743            395,986
Trust 273, Cl. 2, 11.453%, 8/1/26 3                                                                      482,802            106,354
Trust 303, Cl. IO, (4.596)%, 11/1/29 3                                                                   278,879             68,300
Trust 319, Cl. 2, 10.126%, 2/1/32 3                                                                      453,813            106,859
Trust 321, Cl. 2, 5.182%, 4/1/32 3                                                                     5,000,206          1,178,212


                        3 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 329, Cl. 2, 8.814%, 1/1/33 3                                                             $       2,309,072    $       529,995
Trust 331, Cl. 9, 8.664%, 2/1/33 3                                                                     1,176,537            270,378
Trust 334, Cl. 17, 23.624%, 2/1/33 3                                                                     806,327            197,713
Trust 342, Cl. 2, 9.698%, 9/1/33 3                                                                       293,285             67,544
Trust 344, Cl. 2, 4.923%, 12/1/33 3                                                                    3,950,168            906,569
Trust 346, Cl. 2, 11.829%, 12/1/33 3                                                                   3,448,214            787,489
Trust 350, Cl. 2, 10.052%, 3/1/34 3                                                                    2,586,223            590,978
Trust 362, Cl. 12, 5.572%, 8/1/35 3                                                                    2,158,484            480,913
Trust 362, Cl. 13, 5.607%, 8/1/35 3                                                                    1,199,028            263,769
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust
1993-184, Cl. M, 6.015%, 9/25/23 4                                                                       603,457            489,614
                                                                                                                    ---------------
                                                                                                                        239,856,952
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                                                       16,531             16,773
8.50%, 8/15/17-12/15/17                                                                                  283,680            301,835
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.762)%, 1/16/27 3                                                            1,107,288             78,801
Series 2002-15, Cl. SM, (6.848)%, 2/16/32 3                                                            1,303,222             93,195
Series 2004-11, Cl. SM, (6.628%, 1/17/30 3                                                               932,834             68,150
Series 2006-47, Cl. SA, 14.663%, 8/16/36 3                                                             6,816,701            417,265
                                                                                                                    ---------------
                                                                                                                            976,019
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--10.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.7%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series
1997-D4, Cl. PS1, 1.788%, 4/14/29 3                                                                   14,868,307            682,724
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series 1996-MD6, Cl.
A3, 6.707%, 11/13/29 1                                                                                 1,200,000          1,212,864
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                                                                        2,100,000          2,062,928
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                                                                                1,595,628          1,624,711
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.972%, 6/25/35 1                                                                 68,283             68,228
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 1,278,036          1,291,615
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1, 7.236%, 6/22/24 3                                                     17,925,434            706,691
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                                        460,000            458,734
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                                    1,510,000          1,517,550
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               1,627,916          1,623,567
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  523,800            524,256
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C3, Cl. A2,
4.853%, 7/10/45                                                                                        1,190,000          1,181,722


                        4 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                                                               $         267,868    $       267,870
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               1,460,000          1,432,755
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               1,290,000          1,291,213
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 2                                                             1,530,000          1,542,558
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                510,000            502,188
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              1,720,000          1,702,729
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                               590,000            591,198
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                1,430,000          1,423,343
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                1,700,000          1,713,082
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 5.457%, 2/18/30 3                                                   14,179,553            261,125
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                       298,122            231,045
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                1,005,019            996,631
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   1,803,274          1,802,987
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                                                                   940,116            940,345
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                                                                   2,021,130          2,016,496
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates, Series
2006-A9CB, Cl. A5, 6%, 9/25/36                                                                         2,364,444          2,358,371
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X, (4.73)%, 5/18/32 3                                              285,213,207            700,056
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                                      2,520,000          2,497,459
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Asset-Backed Securities, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                                                       355,000            356,460
                                                                                                                    ---------------
                                                                                                                         35,583,501
------------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.1%
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust, Series 2005-AR8, Cl. 2AB1,
5.57%, 7/25/45 1                                                                                         507,186            507,487
------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 73.184%, 10/23/17 3                                                                 11,478              2,006
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 5.954%, 10/23/17 4                                                                  16,987             15,523
                                                                                                                    ---------------
                                                                                                                             17,529
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                2,781,092          2,819,332
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                2,490,231          2,542,697


                        5 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust, Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 1                                                                              $         541,863    $       541,423
                                                                                                                    ---------------
                                                                                                                          5,903,452
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $283,165,475)                                                                   282,844,940

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.2%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 2/15/36 6                                                                  3,124,000          2,946,326
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 6                                                                                      2,030,000          1,961,408
4.625%, 12/31/11-2/15/17 6                                                                             8,613,000          8,627,244
4.75%, 1/31/12 6                                                                                       3,767,000          3,800,993
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $17,286,424)                                                                     17,335,971

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--34.2%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.0%
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.4%
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 1                                                                          770,000            771,764
7.30% Nts., 1/15/12                                                                                    1,930,000          2,085,421
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10 6,7                                              3,860,000          4,068,857
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 6                                                   1,660,000          1,784,717
------------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 7                             1,115,000          1,114,222
                                                                                                                    ---------------
                                                                                                                          9,824,981
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 2                                           2,250,000          2,352,539
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 2                                                  1,475,000          1,594,844
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 7                                                             1,965,000          1,968,458
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09 6                                                          2,390,000          2,404,938
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                        545,000            550,265
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                           300,000            300,237
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                              1,335,000          1,466,691
                                                                                                                    ---------------
                                                                                                                         10,637,972
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15 6                                              1,150,000          1,032,125
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                             385,000            385,785
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                        1,200,000          1,155,691
6.125% Nts., 1/15/14                                                                                   1,035,000          1,017,030
8% Sr. Nts., 2/1/09                                                                                      560,000            581,028
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                                  222,000            199,800
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                                          1,745,000          1,568,638
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                           1,930,000          2,005,357
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                2,765,000          2,726,041
                                                                                                                    ---------------
                                                                                                                         10,671,495
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                        247,000            240,825


                        6 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.9%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                 $       1,315,000    $     1,363,964
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                     1,265,000          1,345,773
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      1,540,000          1,596,210
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                1,370,000          1,364,561
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                              1,975,000          1,983,793
------------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 7                                                           2,015,000          1,984,054
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                       654,000            666,263
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     2,445,000          2,454,169
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                            480,000            505,968
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                             1,840,000          1,935,086
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                        860,000            831,740
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                               830,000          1,011,846
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                             1,427,000          1,424,203
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                        1,270,000          1,257,300
3.875% Sr. Unsec. Nts., 10/15/08                                                                         590,000            573,775
                                                                                                                    ---------------
                                                                                                                         20,298,705
------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2                                                          515,000            522,081
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                                                                   510,000            587,938
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                  785,000            793,450
                                                                                                                    ---------------
                                                                                                                          1,903,469
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                    1,545,000          1,561,609
9.445% Unsub. Nts., 12/15/08 1                                                                           466,000            498,392
------------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12 8                                                1,595,000          1,622,241
                                                                                                                    ---------------
                                                                                                                          3,682,242
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 6                                                       1,675,000          1,715,500
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       1,235,000          1,490,053
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                     2,065,000          2,061,266
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                           1,930,000          2,006,928
                                                                                                                    ---------------
                                                                                                                          7,273,747
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                               600,000            611,664
------------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 7                                                                280,000            284,950
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                               845,000            818,979
                                                                                                                    ---------------
                                                                                                                          1,715,593
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                   1,332,000          1,334,760
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.0%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.0%
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                             390,000            394,875
------------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec. Nts., Series B, 6/1/33 6                                   505,000            473,482
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11                                   930,000            998,176


                        7 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                 $       1,560,000    $     1,582,320
7.75% Sr. Unsec. Nts., 2/15/12                                                                           180,000            196,941
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                       1,845,000          1,999,045
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                                  2,930,000          3,061,850
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 7                                   2,545,833          2,520,288
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 7                                1,173,123          1,107,469
------------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                      900,000            918,870
7.625% Sr. Unsec. Nts., 2/15/12                                                                          630,000            680,408
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 2                      2,330,000          2,388,250
                                                                                                                    ---------------
                                                                                                                         16,321,974
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.7%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 6                                        2,040,000          2,021,620
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
Barclays Bank plc, 6.278% Perpetual Bonds 9                                                            3,480,000          3,351,136
------------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 7,9                                                    3,400,000          3,333,088
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                 2,900,000          2,883,464
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                       2,485,000          2,454,489
                                                                                                                    ---------------
                                                                                                                         12,022,177
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                        1,355,000          1,241,603
7.125% Sr. Unsec. Nts., 6/15/09                                                                        1,050,000          1,089,624
------------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                      1,055,000          1,013,571
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7                                            2,400,000          3,028,992
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                2,035,000          2,550,486
                                                                                                                    ---------------
                                                                                                                          8,924,276
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   2,050,000          2,013,125
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                              2,225,000          2,224,208
                                                                                                                    ---------------
                                                                                                                          4,237,333
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.2%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                        940,000            988,175
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 1,7                                          1,505,000          1,513,211
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                   495,000            504,549
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                        185,000            190,435
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                            2,830,000          3,049,147


                        8 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 2                                                    $         250,000    $       251,250
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             2,535,000          2,450,729
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     2,035,000          2,020,094
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                           1,790,000          1,962,194
                                                                                                                    ---------------
                                                                                                                          6,684,267
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.9%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Duke Energy Field Services Corp., 6.875% Sr. Unsec. Nts., 2/1/11                                       1,400,000          1,474,609
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                            780,000            888,811
------------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                              1,985,000          2,173,575
------------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                            1,285,000          1,353,774
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    1,635,000          1,702,736
                                                                                                                    ---------------
                                                                                                                          7,593,505
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.1%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                             1,180,000          1,224,250
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                   1,430,000          1,440,143
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 1,2                                                        1,695,000          1,695,564
                                                                                                                    ---------------
                                                                                                                          4,359,957
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                             1,880,000          1,985,991
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                            1,835,000          1,833,650
                                                                                                                    ---------------
                                                                                                                          3,819,641
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $138,626,770)                                                                     139,814,056

                                                                                                           Units
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10 (Cost $14,872)                                                 5,408                324

                                                                                                          Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.6%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 11,12
(Cost $14,749,027)                                                                                    14,749,027         14,749,027
------------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $473,862,334)                                                                                  472,320,581

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.5% 13
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.3%
Whitehawk CDO Funding Corp., 5.40%, 6/15/07                                                    $       1,500,000          1,500,000
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.2%
Undivided interest of 0.61% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000, with a maturity value of $3,501,591,771) with Bank of America NA, 5.4575%, dated 3/30/07, to be repurchased at $21,201,108 on 4/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 9/1/33-6/1/35, with a value of $3,570,000,000                                    21,191,470         21,191,470
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $22,691,470)                               22,691,470
------------------------------------------------------------------------------------------------------------------------------------


                        9 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $496,553,804)                                                            120.9%       495,012,051
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (20.9)       (85,705,468)

                                                                                               -------------------------------------
NET ASSETS                                                                                                 100.0%   $   409,306,583
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $14,001,418, which represents 3.42% of the Fund's net assets. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,488,552 or 3.78% of the Fund's net assets as of March 31, 2007.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $722,452 or 0.18% of the Fund's net assets as of March 31, 2007.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

6. Partial or fully-loaned security. See accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,923,589 or 5.11% of the Fund's net assets as of March 31, 2007.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,596,814. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. Rate shown is the 7-day yield as of March 31, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES        GROSS        GROSS           SHARES
                                                            DECEMBER 31, 2006    ADDITIONS   REDUCTIONS   MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%           4,562,502   79,064,417   68,877,892       14,749,027

                                                                                                                DIVIDEND
                                                                                                  VALUE           INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                 $  14,749,027   $      162,363

13. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the


                       10 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $70,966,128 of securities issued on a when-issued basis or forward commitment and sold $6,603,745 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                       11 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                     EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts. Futures, 5 yr.       6/29/07         211   $    22,323,141   $       18,787
U.S. Treasury Nts. Futures, 30 yr.      6/20/07         449        49,951,250         (201,607)
                                                                                --------------
                                                                                      (182,820)
                                                                                --------------

CONTRACTS TO SELL
U.S. Treasury Nts. Futures, 2 yr.       6/29/07         574        17,607,219         (302,414)
U.S. Treasury Nts. Futures, 10 yr.      6/20/07         288        31,140,000           33,842
                                                                                --------------
                                                                                      (268,572)
                                                                                --------------
                                                                                $     (451,392)
                                                                                ==============


                       12 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                BUY/SELL   NOTIONAL                                  PREMIUM
                                                  CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY        REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)        VALUE
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston,
Inc.:
                    Dow Jones CDX North
                    America Crossover Index          Buy   $  2,450         1.650%     12/20/11   $  (45,981)  $  (20,830)
                    Dow Jones CDX North
                    America Crossover Index          Buy      1,960         1.650      12/20/11      (37,598)     (16,663)
                    Dow Jones CDX North
                    America Crossover Index          Buy      2,450         1.650      12/20/11      (38,786)     (20,830)
                    Ford Motor Credit Co.           Sell      1,805         0.500       6/20/07           --         (717)
                    Freescale
                    Semiconductor, Inc.             Sell        975         0.600       3/20/08           --       (4,188)
                    Freescale
                    Semiconductor, Inc.             Sell      1,085         0.750       3/20/08           --       (3,093)
                    Univision
                    Communications, Inc.            Sell        490         0.750       3/20/08           --          (32)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                    Abitibi-Consolidated
                    Co. of Canada                   Sell      1,630         1.520       9/20/07           --        5,369
                    Allied Waste North
                    America, Inc.                   Sell        630         2.000       9/20/09           --       13,034
                    Allied Waste North
                    America, Inc.                   Sell        990         2.000       9/20/09           --       20,481


                       13 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Bombardier, Inc.                Sell        500         0.900       9/20/07           --        1,082
                    CDX.NA.IG.7                      Buy      3,600         0.400      12/20/11          370       (5,357)
                    Dow Jones CDX North
                    America Crossover Index          Buy      2,450         1.650      12/20/11      (39,306)     (34,754)
                    Eastman Kodak Co.               Sell      1,390         1.000      12/20/08           --       13,223
                    GMAC LLC                        Sell        465         2.300       6/20/07           --        1,658
                    J.C. Penney Co., Inc.            Buy        590         0.580       3/20/12           --       (2,412)
                    Weyerhaeuser Co.                 Buy      2,010         0.580       9/20/11           --      (10,139)
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                    Arrow Electronics, Inc.          Buy      2,010         0.790       9/20/11           --      (25,327)
                    Arrow Electronics, Inc.          Buy      1,000         0.770       9/20/11           --      (11,793)
                    ArvinMeritor, Inc.              Sell        555         1.050       9/20/07           --          951
                    ArvinMeritor, Inc.              Sell        445         1.100       9/20/07           --          874
                    Belo Corp.                       Buy      1,170         0.650       6/20/11           --      (10,311)
                    Belo Corp.                       Buy        655         0.670       6/20/11           --       (6,275)
                    Belo Corp.                       Buy      1,295         0.675       6/20/11           --      (12,655)
                    Bombardier, Inc.                Sell        550         1.000       9/20/07           --        2,063
                    Bombardier, Inc.                Sell        555         1.050       9/20/07           --        2,222
                    Dow Jones CDX North
                    America Crossover Index          Buy      2,450         1.650      12/20/11      (40,827)     (22,899)
                    El Paso Corp.                   Sell      2,050         0.520       3/20/10           --          187
                    Ford Motor Co.                   Buy        980         5.300      12/20/08           --      (33,796)
                    Ford Motor Co.                   Buy      2,065         5.400      12/20/08           --      (74,588)
                    Ford Motor Co.                  Sell        980         7.050      12/20/16           --        1,698
                    Ford Motor Co.                  Sell      2,065         7.150      12/20/16           --       13,603
                    General Motors Corp.             Buy      1,035         4.000      12/20/08           --      (26,951)
                    General Motors Corp.             Buy      1,000         3.950      12/20/08           --      (25,215)
                    General Motors Corp.            Sell      1,035         5.800      12/20/16           --       27,982
                    General Motors Corp.            Sell      1,000         5.750      12/20/16           --       24,309
                    GMAC LLC                        Sell      1,355         3.150       6/20/07           --        8,407
                    Hyundai Motor
                    Manufacturing Alabama LLC       Sell        875         0.400       6/20/07           --          375
                    Inco Ltd.                        Buy      1,015         0.630       3/20/17           --       (5,694)
                    Inco Ltd.                        Buy      1,030         0.700       3/20/17           --       (5,987)
                    International Paper Co.          Buy      2,020         0.409      12/20/11           --        2,021
                    J.C. Penney Co., Inc.           Sell      2,005         0.610       6/20/13           --       (2,517)
                    Vale Overseas Ltd.              Sell      1,015         1.100       3/20/17           --        9,078
                    Vale Overseas Ltd.              Sell      1,030         1.170       3/20/17           --       14,655
                                                                                                  ------------------------
                                                                                                  $ (202,128)  $ (219,751)
                                                                                                  ========================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of March 31, 2007, the Fund had entered into the following total return swap agreements:


                       14 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        NOTIONAL
                 SWAP     AMOUNT                    PAID BY                       RECEIVED BY   TERMINATION
         COUNTERPARTY     (000S)                   THE FUND                          THE FUND          DATE      VALUE
----------------------------------------------------------------------------------------------------------------------
                                           If negative, the   If positive, the absolute value
                                   absolute value of Lehman      of Lehman Brothers U.S. CMBS
Goldman Sachs Capital                    Brothers U.S. CMBS      Index: Aggregate AAA plus 15
Markets                 $  4,030      Index: Aggregate AAA.                     basis points.        9/1/07   $  1,800

Abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had on loan securities valued at $27,842,980, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $28,478,439 was received for the loans, $22,691,470 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $5,786,969 was also received in the form of securities.


RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                       15 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $  496,721,373
Federal tax cost of other investments            (76,021,436)
                                              ---------------
Total federal tax cost                        $  420,699,937
                                              ===============

Gross unrealized appreciation                 $    5,013,512
Gross unrealized depreciation                     (7,392,177)
                                              ---------------
Net unrealized depreciation                   $   (2,378,665)
                                              ===============


                       16 | OPPENHEIMER CORE BOND FUND/VA




ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007